UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

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ADVISORSHARES TRUST
4800 Montgomery Lane
Suite 150
Bethesda, Maryland 20814
www.advisorshares.com
1.877.843.3831

Semi-Annual Report

December 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other communications electronically. You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to continue receiving paper copies of your shareholder reports and for information about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ADVISORSHARES TRUST

Letter from the CEO of AdvisorShares Investments, LLC

December 31, 2019

First and most importantly, thank you for being a shareholder in an AdvisorShares ETF. We appreciate the support that your investment in our ETF provides to help grow your investments over time. We hope you had a successful 2019.

The last six months saw a few changes. We closed two ETFs, the New Tech and Media ETF and the Sabretooth ETF. We reorganized the Pacific Asset Management Floating Rate ETF (ticker: FLRT) to the Pacific Global Senior Loan ETF Trust. We sincerely appreciate the sub-advisory services that Pacific Asset Management provided FLRT and we wish them much success as they expand their proprietary line up of ETFs. Finally, we launched three new ETFs based on models provided by an existing sub-advisor, Nasdaq Dorsey Wright, and managed by AdvisorShares. These three new strategies provide core equity exposure, however, the ETFs have a defensive feature that incrementally increases the cash position in the portfolio when the market turns downward.

The three new ETFs are:

•        DWAW — AdvisorShares Dorsey Wright FSM All Cap World ETF

•        DWEQ — AdvisorShares Dorsey Wright Alpha Equal Weight ETF

•        DWUS — AdvisorShares Dorsey Wright FSM U.S. Core ETF

In addition, several of our ETFs had impressive performance results in 2019:

•        DBLV — The DoubleLine equity team outperformed their Russell 1000 Value Index benchmark.

•        ACT — Was the only ETF or Fund with dedicated cannabis exposure to have a positive total return.

•        DWMC — Our technically driven micro cap strategy outperformed its Russell Microcap Index benchmark.

•        YOLO — The cannabis fund category had significant underperformance for 2019, however, YOLO outperformed the North American Marijuana Index.

•        AADR — Our international equity ETF came roaring back from a tough 2018, significantly outperforming comparable international equity benchmarks.

•        FWDB — Easily outperformed its benchmark, the Bloomberg Barclays Aggregate Bond Index.

•        MINC — Maintained its four star Overall Morningstar rating – out of 488 funds in the Short-Term Multi-Sector Bond Category.

•        DWSH — Our all short equity ETF outperformed a comparable inverse S&P 500 benchmark.

Please go to www.advisorshares.com to get full performance information on all AdvisorShares ETFs.

As we enter the new decade in 2020 and the second half of the fiscal year, AdvisorShares remains committed to you, our shareholders, and I am always available to address any questions or concerns you may have. We truly value your trust and continuous support of AdvisorShares. We wish you and yours a happy, healthy and prosperous new year.

Best regards,

Noah Hamman

CEO, AdvisorShares Investments

ADVISORSHARES TRUST

Letter from the CEO of AdvisorShares Investments, LLC (Continued)

December 31, 2019

Past performance is not indicative of future results.

Overall MINC Morningstar rating is derived from a weighted average of the fund’s 3-, 5-, and 10- year (if applicable) risk-adjusted returns as of 12/31/2019. Category consists of 488 funds in 3 year and 442 in 5 year. MINC received a 4 star rating in the 3 and 5 year period.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. ADRs are subject to the risk of change in political or economic conditions and exchange rates in foreign countries. Certain funds may participate in leveraged transactions to include selling securities short which creates the risk of magnified capital losses. Under certain market conditions, short sales can increase the volatility and decrease the liquidity of certain securities or positions, and may lower the Fund’s return or result in a loss. There is no guarantee that the individual Funds’ will achieve the stated investment objectives. Investments in fixed income are subject to interest rate risk and credit risk. The risks associated with each Fund include the risks associated with the underlying ETFs, which can result in higher volatility, and are detailed in each Fund’s prospectus and on each Fund’s webpage.

The views in this report were those of the Fund’s CEO as of December 31, 2019 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

ADVISORSHARES TRUST

Shareholder Expense Examples (unaudited)

As a shareholder of the Fund, you incur transaction cost and ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an initial investment of $1,000 invested at July 1, 2019 and held for the period ended December 31, 2019, unless noted below for Funds not in operations for the full six month period.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Funds and other ETF funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Annualized Expense Ratio for the Period	Expenses Paid(1)
AdvisorShares Cornerstone Small Cap ETF
Actual	$1,000.00	$1,034.10	0.90%	$4.60
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.61	0.90%	$4.57
AdvisorShares Dorsey Wright ADR ETF
Actual	$1,000.00	$1,090.70	0.95%	$4.99
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.36	0.95%	$4.82
AdvisorShares Dorsey Wright Alpha Equal Weight ETF
Actual	$1,000.00	$996.40	0.99%	$0.14	(2)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.16	0.99%	$5.03
AdvisorShares Dorsey Wright FSM All Cap World ETF(3)
Actual	$1,000.00	$994.80	0.99%	$0.13	(2)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.16	0.99%	$5.03
AdvisorShares Dorsey Wright FSM US Core ETF(3)
Actual	$1,000.00	$1,000.10	0.99%	$0.14	(2)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.16	0.99%	$5.03

ADVISORSHARES TRUST

Shareholder Expense Examples (unaudited) (continued)

Fund Name	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Annualized Expense Ratio for the Period	Expenses Paid(1)
AdvisorShares Dorsey Wright Micro-Cap ETF
Actual	$1,000.00	$1,034.50	1.09%	$5.57
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.66	1.09%	$5.53
AdvisorShares Dorsey Wright Short ETF
Actual	$1,000.00	$915.40	1.10%	$5.30
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.61	1.10%	$5.58
AdvisorShares DoubleLine Value Equity ETF
Actual	$1,000.00	$1,112.70	0.90%	$4.78
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.61	0.90%	$4.57
AdvisorShares Focused Equity ETF
Actual	$1,000.00	$1,086.40	0.75%	$3.93
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
AdvisorShares FolioBeyond Smart Core Bond ETF(3)
Actual	$1,000.00	$1,041.30	0.95%	$4.87
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.36	0.95%	$4.82
AdvisorShares Newfleet Multi-Sector Income ETF
Actual	$1,000.00	$1,015.20	0.75%	$3.80
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
AdvisorShares Pure Cannabis ETF
Actual	$1,000.00	$543.00	0.74%	$2.87
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.74%	$3.76
AdvisorShares Ranger Equity Bear ETF
Actual	$1,000.00	$843.40	1.66%	$7.69
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,016.79	1.66%	$8.42
AdvisorShares Sage Core Reserves ETF
Actual	$1,000.00	$1,013.40	0.35%	$1.77
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.38	0.35%	$1.78
AdvisorShares STAR Global Buy-Write ETF(3)
Actual	$1,000.00	$1,066.60	1.85%	$9.61
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,015.84	1.85%	$9.37
AdvisorShares Vice ETF
Actual	$1,000.00	$1,026.10	0.83%	$4.23
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.96	0.83%	$4.22

____________

(1)   Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six-month period).

(2)   Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 5/366 (to reflect commencement of operations to December 26, 2019).

(3)   The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the funds in which the Fund is invested in. These ratios do not include these indirect fees and expenses.

ADVISORSHARES CORNERSTONE SMALL CAP ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 99.6%
Aerospace/Defense — 0.3%
AeroVironment, Inc.*(a)	237	$14,632
Airlines — 1.6%
Hawaiian Holdings, Inc.(a)	566	16,578
SkyWest, Inc.	1,043	67,409
Total Airlines		83,987
Apparel — 0.9%
Crocs, Inc.*	729	30,538
Steven Madden Ltd.	398	17,118
Total Apparel		47,656
Auto Parts & Equipment — 0.5%
Spartan Motors, Inc.	1,432	25,891
Banks — 7.6%
1st Source Corp.	341	17,691
American National Bankshares, Inc.	469	18,558
Community Trust Bancorp, Inc.	436	20,335
Eagle Bancorp, Inc.	549	26,698
First BanCorp (Puerto Rico)	2,319	24,558
First Bancorp/Southern Pines NC	523	20,873
First Financial Corp.	406	18,562
First Mid Bancshares, Inc.	426	15,016
Flagstar Bancorp, Inc.	539	20,617
Great Southern Bancorp, Inc.	349	22,099
Mercantile Bank Corp.	496	18,089
Metropolitan Bank Holding Corp.*	448	21,607
National Bank Holdings Corp., Class A	477	16,800
Nicolet Bankshares, Inc.*	384	28,358
Opus Bank	670	17,333
Stock Yards Bancorp, Inc.	469	19,257
TriState Capital Holdings, Inc.*	1,097	28,654
Trustmark Corp.	505	17,428
United Community Banks, Inc.	554	17,108
Total Banks		389,641
Beverages — 0.3%
MGP Ingredients, Inc.(a)	291	14,099
Biotechnology — 5.0%
Arena Pharmaceuticals, Inc.*	486	22,074
Innoviva, Inc.*	1,262	17,870
Ligand Pharmaceuticals, Inc.*(a)	122	12,723
Nektar Therapeutics*(a)	958	20,678
NeoGenomics, Inc.*	1,156	33,813
REGENXBIO, Inc.*(a)	473	19,379
Investments	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Veracyte, Inc.*	1,020	$28,478
Vericel Corp.*	933	16,234
Xencor, Inc.*(a)	496	17,058
Zymeworks, Inc. (Canada)*	1,434	65,190
Total Biotechnology		253,497
Building Materials — 1.0%
Caesarstone Ltd.	1,273	19,184
Gibraltar Industries, Inc.*	586	29,558
Total Building Materials		48,742
Chemicals — 0.8%
Balchem Corp.	189	19,208
Innospec, Inc.	221	22,860
Total Chemicals		42,068
Coal — 0.2%
Natural Resource Partners LP	454	9,130
Commercial Services — 4.4%
Adtalem Global Education, Inc.*	280	9,792
American Public Education, Inc.*	647	17,721
Barrett Business Services, Inc.	210	18,997
Cardtronics PLC, Class A*(a)	549	24,513
CBIZ, Inc.*	728	19,627
CRA International, Inc.	338	18,411
Cross Country Healthcare, Inc.*	1,445	16,791
Heidrick & Struggles International, Inc.	472	15,340
HMS Holdings Corp.*	869	25,722
Kelly Services, Inc., Class A	745	16,822
Medifast, Inc.	95	10,410
Rent-A-Center, Inc.	1,053	30,368
Total Commercial Services		224,514
Computers — 3.8%
CyberArk Software Ltd.*	149	17,370
Endava PLC (United Kingdom)*(b)	399	18,593
Globant SA (Argentina)*	212	22,483
Insight Enterprises, Inc.*	390	27,413
OneSpan, Inc.*	942	16,127
Qualys, Inc.*(a)	348	29,013
SecureWorks Corp., Class A*	1,533	25,540
Tenable Holdings, Inc.*	717	17,179
WNS Holdings Ltd. (India)*(b)	278	18,390
Total Computers		192,108

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Cosmetics/Personal Care — 0.8%
elf Beauty, Inc.*	1,025	$16,533
Inter Parfums, Inc.	358	26,030
Total Cosmetics/Personal Care		42,563
Distribution/Wholesale — 1.0%
Core-Mark Holding Co., Inc.	608	16,532
G-III Apparel Group Ltd.*(a)	443	14,840
Triton International Ltd. (Bermuda)	488	19,618
Total Distribution/Wholesale		50,990
Diversified Financial Services — 2.1%
Columbia Financial, Inc.*	1,051	17,804
Encore Capital Group, Inc.*(a)	435	15,381
Mr Cooper Group, Inc.*	1,362	17,038
Navient Corp.	1,519	20,780
Nelnet, Inc., Class A	307	17,880
Waddell & Reed Financial, Inc., Class A	1,065	17,807
Total Diversified Financial Services		106,690
Electrical Components & Equipment — 0.9%
Encore Wire Corp.	355	20,377
Powell Industries, Inc.	494	24,201
Total Electrical Components & Equipment		44,578
Electronics — 2.2%
Advanced Energy Industries, Inc.*(a)	268	19,081
Alarm.com Holdings, Inc.*	507	21,786
Benchmark Electronics, Inc.	514	17,661
Brady Corp., Class A	437	25,023
Napco Security Technologies, Inc.*(a)	1,052	30,918
Total Electronics		114,469
Engineering & Construction — 2.6%
Arcosa, Inc.	708	31,541
Construction Partners, Inc., Class A*(a)	1,314	22,167
Exponent, Inc.	560	38,646
Great Lakes Dredge & Dock Corp.*	1,678	19,012
MYR Group, Inc.*	615	20,043
Total Engineering & Construction		131,409
Investments	Shares	Value
COMMON STOCKS (continued)
Entertainment — 0.7%
Everi Holdings, Inc.*	1,648	$22,133
IMAX Corp.*	787	16,078
Total Entertainment		38,211
Environmental Control — 0.4%
Energy Recovery, Inc.*	2,006	19,639
Food — 1.0%
Ingles Markets, Inc., Class A	494	23,470
John B Sanfilippo & Son, Inc.	235	21,451
United Natural Foods, Inc.*(a)	459	4,021
Total Food		48,942
Forest Products & Paper — 0.8%
PH Glatfelter Co.	1,265	23,149
Verso Corp., Class A*	950	17,129
Total Forest Products & Paper		40,278
Healthcare – Products — 3.2%
BioLife Solutions, Inc.*(a)	1,190	19,254
CONMED Corp.	310	34,667
LeMaitre Vascular, Inc.(a)	675	24,266
Oxford Immunotec Global PLC*	1,203	19,970
STAAR Surgical Co.*(a)	526	18,500
Tactile Systems Technology, Inc.*(a)	660	44,557
Total Healthcare – Products		161,214
Healthcare – Services — 1.5%
Ensign Group, Inc. (The)	438	19,872
LHC Group, Inc.*	322	44,359
Triple-S Management Corp., Class B (Puerto Rico)*	712	13,165
Total Healthcare – Services		77,396
Home Builders — 1.5%
LCI Industries	210	22,498
Meritage Homes Corp.*	274	16,744
Skyline Champion Corp.*	566	17,942
Taylor Morrison Home Corp.*	893	19,521
Total Home Builders		76,705
Home Furnishings — 0.8%
Daktronics, Inc.	2,573	15,670
iRobot Corp.*(a)	175	8,860
Universal Electronics, Inc.*	299	15,626
Total Home Furnishings		40,156

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Insurance — 3.8%
Ambac Financial Group, Inc.*	910	$19,629
American Equity Investment Life Holding Co.	608	18,197
Argo Group International Holdings Ltd.	329	21,632
Employers Holdings, Inc.	396	16,533
FGL Holdings(a)	2,076	22,109
MBIA, Inc.*(a)	1,804	16,777
NMI Holdings, Inc., Class A*	1,070	35,503
Safety Insurance Group, Inc.	252	23,317
White Mountains Insurance Group Ltd.	19	21,195
Total Insurance		194,892
Internet — 4.2%
Boingo Wireless, Inc.*	1,538	16,841
Cargurus, Inc.*	439	15,444
HealthStream, Inc.*	600	16,320
Meet Group, Inc. (The)*(a)	3,587	17,971
NIC, Inc.	838	18,729
Perficient, Inc.*	858	39,528
Rubicon Project, Inc. (The)*	3,061	24,978
Shutterstock, Inc.*(a)	414	17,752
Sogou, Inc. (China)*(a)(b)	3,469	15,784
TrueCar, Inc.*	3,866	18,364
Upwork, Inc.*	1,119	11,940
Total Internet		213,651
Leisure Time — 2.1%
Fox Factory Holding Corp.*(a)	616	42,855
Malibu Boats, Inc., Class A*	438	17,936
Marine Products Corp.	1,280	18,432
YETI Holdings, Inc.*(a)	737	25,633
Total Leisure Time		104,856
Lodging — 0.4%
BBX Capital Corp.	4,350	20,749
Machinery – Diversified — 1.7%
Alamo Group, Inc.	221	27,747
Chart Industries, Inc.*	458	30,910
CSW Industrials, Inc.	390	30,030
Total Machinery – Diversified		88,687
Miscellaneous Manufacturing — 2.3%
ESCO Technologies, Inc.	335	30,987
Fabrinet (Thailand)*	367	23,796
Federal Signal Corp.	758	24,446
John Bean Technologies Corp.(a)	351	39,544
Total Miscellaneous Manufacturing		118,773
Investments	Shares	Value
COMMON STOCKS (continued)
Office Furnishings — 0.4%
Herman Miller, Inc.	489	$20,367
Oil & Gas — 0.4%
CNX Resources Corp.*(a)	1,257	11,125
PDC Energy, Inc.*(a)	266	6,961
Total Oil & Gas		18,086
Oil & Gas Services — 1.1%
Archrock, Inc.	2,241	22,500
DMC Global, Inc.	260	11,684
Helix Energy Solutions Group, Inc.*	2,391	23,025
Total Oil & Gas Services		57,209
Packaging & Containers — 0.3%
Greif, Inc., Class A	388	17,150
Pharmaceuticals — 3.1%
Alkermes PLC*	854	17,422
Amphastar Pharmaceuticals, Inc.*(a)	800	15,432
Anika Therapeutics, Inc.*	305	15,814
Antares Pharma, Inc.*	5,390	25,333
Enanta Pharmaceuticals, Inc.*(a)	419	25,886
Pacira BioSciences, Inc.*	457	20,702
USANA Health Sciences, Inc.*	241	18,931
Vanda Pharmaceuticals, Inc.*	1,125	18,461
Total Pharmaceuticals		157,981
Private Equity — 0.3%
Kennedy-Wilson Holdings, Inc.	762	16,993
Real Estate — 0.9%
eXp World Holdings, Inc.*(a)	1,754	19,873
McGrath RentCorp	366	28,013
Total Real Estate		47,886
REITS — 4.2%
Acadia Realty Trust	612	15,869
Agree Realty Corp.	399	27,998
American Assets Trust, Inc.	401	18,406
Global Net Lease, Inc.	870	17,644
iStar, Inc.(a)	1,277	18,529
Mack-Cali Realty Corp.	808	18,689
Piedmont Office Realty Trust, Inc., Class A	854	18,993
Preferred Apartment Communities, Inc., Class A(a)	1,185	15,784
Retail Opportunity Investments Corp.	947	16,724

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
REITS (continued)
Retail Value, Inc.	455	$16,744
Terreno Realty Corp.	545	29,506
Total REITS		214,886
Retail — 5.8%
America’s Car-Mart, Inc.*	292	32,021
Bed Bath & Beyond, Inc.(a)	1,263	21,850
BJ’s Restaurants, Inc.	357	13,552
BMC Stock Holdings, Inc.*	675	19,366
Boot Barn Holdings, Inc.*(a)	799	35,579
Chuy’s Holdings, Inc.*	670	17,366
Conn’s, Inc.*(a)	620	7,682
Dillard’s, Inc., Class A	238	17,488
Hibbett Sports, Inc.*	912	25,572
PC Connection, Inc.	591	29,349
Shake Shack, Inc., Class A*	175	10,425
Shoe Carnival, Inc.	522	19,460
Vera Bradley, Inc.*(a)	1,352	15,954
Zumiez, Inc.*	925	31,949
Total Retail		297,613
Semiconductors — 8.4%
Ambarella, Inc.*	377	22,831
Amkor Technology, Inc.*	1,338	17,394
Cabot Microelectronics Corp.	199	28,720
CEVA, Inc.*	544	14,666
Cirrus Logic, Inc.*	319	26,289
Cohu, Inc.	940	21,479
Diodes, Inc.*(a)	605	34,104
DSP Group, Inc.*	1,204	18,951
FormFactor, Inc.*	753	19,555
Himax Technologies, Inc. (Taiwan)*(b)	7,872	20,939
Inphi Corp.*	241	17,839
MagnaChip Semiconductor Corp. (South Korea)*	1,638	19,017
Nova Measuring Instruments Ltd. (Israel)*	473	17,894
Onto Innovation, Inc.*	1,195	43,665
Photronics, Inc.*	1,955	30,811
Power Integrations, Inc.	200	19,782
Silicon Motion Technology Corp. (Taiwan)(b)	408	20,690
Ultra Clean Holdings, Inc.*	773	18,142
Veeco Instruments, Inc.*	1,175	17,255
Total Semiconductors		430,023
Investments	Shares	Value
COMMON STOCKS (continued)
Software — 8.5%
American Software, Inc., Class A	1,076	$16,011
AppFolio, Inc., Class A*(a)	172	18,911
Bandwidth, Inc., Class A*(a)	224	14,347
Blackline, Inc.*(a)	395	20,366
Box, Inc., Class A*(a)	1,279	21,462
Cloudera, Inc.*(a)	2,600	30,238
CommVault Systems, Inc.*	356	15,892
Covetrus, Inc.*(a)	1,183	15,616
Digital Turbine, Inc.*(a)	2,825	20,142
Five9, Inc.*	649	42,561
Glu Mobile, Inc.*	3,237	19,584
Instructure, Inc.*	326	15,716
ManTech International Corp., Class A	344	27,479
MicroStrategy, Inc., Class A*	124	17,686
New Relic, Inc.*	260	17,085
Omnicell, Inc.*	266	21,737
Radware Ltd. (Israel)*	755	19,464
Sapiens International Corp. NV (Israel)	1,826	41,998
SPS Commerce, Inc.*	464	25,715
Workiva, Inc.*	335	14,087
Total Software		436,097
Telecommunications — 1.6%
ATN International, Inc.	316	17,503
Harmonic, Inc.*	2,550	19,890
NeoPhotonics Corp.*	2,097	18,496
Viavi Solutions, Inc.*	1,838	27,570
Total Telecommunications		83,459
Textiles — 0.4%
UniFirst Corp.	108	21,814
Transportation — 3.1%
Costamare, Inc. (Monaco)	2,137	20,366
Frontline Ltd. (Norway)	2,935	37,744
Golden Ocean Group Ltd (Norway)	3,225	18,737
Seaspan Corp. (Hong Kong)	1,583	22,494
Tidewater, Inc.*	916	17,660
Tsakos Energy Navigation Ltd. (Greece)	5,185	22,607
Werner Enterprises, Inc.	556	20,233
Total Transportation		159,841
See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Trucking & Leasing — 0.7%
Fly Leasing Ltd. (Ireland)*(b)	1,104	$21,638
GATX Corp.	189	15,659
Total Trucking & Leasing		37,297
Total Common Stocks (Cost $4,291,063)		5,097,515
MONEY MARKET FUND — 0.9%
STIT – Government & Agency Portfolio, Institutional Class, 1.51%(c) (Cost $46,126)	46,126	46,126
REPURCHASE AGREEMENT — 2.1%(d)
Citigroup Global Markets, Inc., dated 12/31/19, due 01/02/20,1.55%, total to be received $107,340, (collateralized by various U.S. Government Agency Obligations, 0.25% – 3.38%, 07/15/29 – 02/15/49, totaling $109,099) (Cost $107,331)	$107,331	107,331
Total Investments — 102.6% (Cost $4,444,520)		5,250,972
Liabilities in Excess of Other Assets — (2.6%)		(133,783)
Net Assets — 100.0%		$5,117,189

____________

LP — Limited Partnership

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*        Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $913,014; the aggregate market value of the collateral held by the fund is $932,716. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $825,385.

(b)     American Depositary Receipt.

(c)      Rate shown reflects the 7-day yield as of December 31, 2019.

(d)     Collateral received from brokers for securities lending was invested in these short-term investments.

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,097,515	$—	$—	$5,097,515
Money Market Fund	46,126	—	—	46,126
Repurchase Agreement	—	107,331	—	107,331
Total	$5,143,641	$107,331	$—	$5,250,972

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	0.3%
Airlines	1.6
Apparel	0.9
Auto Parts & Equipment	0.5
Banks	7.6
Beverages	0.3
Biotechnology	5.0
Building Materials	1.0
Chemicals	0.8
Coal	0.2
Commercial Services	4.4
Computers	3.8
Cosmetics/Personal Care	0.8
Distribution/Wholesale	1.0
Diversified Financial Services	2.1
Electrical Components & Equipment	0.9
Electronics	2.2
Engineering & Construction	2.6
Entertainment	0.7
Environmental Control	0.4
Food	1.0
Forest Products & Paper	0.8
Healthcare – Products	3.2
Healthcare – Services	1.5
Home Builders	1.5
Home Furnishings	0.8

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Insurance	3.8%
Internet	4.2
Leisure Time	2.1
Lodging	0.4
Machinery – Diversified	1.7
Miscellaneous Manufacturing	2.3
Office Furnishings	0.4
Oil & Gas	0.4
Oil & Gas Services	1.1
Packaging & Containers	0.3
Pharmaceuticals	3.1
Private Equity	0.3
Real Estate	0.9
REITS	4.2
Retail	5.8
Semiconductors	8.4
Software	8.5
Telecommunications	1.6
Textiles	0.4
Transportation	3.1
Trucking & Leasing	0.7
Money Market Fund	0.9
Repurchase Agreement	2.1
Total Investments	102.6
Liabilities in Excess of Other Assets	(2.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 99.8%
Aerospace/Defense — 3.3%
Airbus SE (France)(a)	98,399	$3,616,163
Airlines — 2.8%
Gol Linhas Aereas Inteligentes SA (Brazil)*(a)(b)	168,795	3,050,126
Apparel — 3.3%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	37,990	3,543,327
Banks — 2.1%
ICICI Bank Ltd. (India)(a)(b)	153,908	2,322,472
Beverages — 2.2%
Diageo PLC (United Kingdom)(a)(b)	14,206	2,392,574
Biotechnology — 3.8%
Argenx SE (Netherlands)*(a)	25,765	4,135,798
Building Materials — 2.5%
CRH PLC (Ireland)(a)	67,026	2,703,159
Commercial Services — 5.0%
New Oriental Education & Technology Group, Inc. (China)*(a)	20,646	2,503,327
TAL Education Group (China)*(a)	59,680	2,876,576
Total Commercial Services		5,379,903
Computers — 2.8%
WNS Holdings Ltd. (India)*(a)	46,159	3,053,418
Diversified Financial Services — 2.4%
AerCap Holdings NV (Ireland)*	41,464	2,548,792
Electronics — 3.3%
Allegion PLC	28,805	3,587,375
Food — 8.5%
BRF SA (Brazil)*(a)	237,864	2,069,417
Cosan Ltd., Class A (Brazil)*	191,660	4,377,514
Nestle SA (Switzerland)(a)	25,804	2,793,541
Total Food		9,240,472
Healthcare – Products — 4.7%
Koninklijke Philips NV (Netherlands)(b)	46,096	2,249,485
Smith & Nephew PLC (United Kingdom)(a)(b)	58,671	2,820,315
Total Healthcare – Products		5,069,800
Healthcare – Services — 2.8%
ICON PLC (Ireland)*	17,844	3,073,272
Investments	Shares	Value
COMMON STOCKS (continued)
Internet — 3.2%
MercadoLibre, Inc. (Argentina)*	6,153	$3,519,147
Media — 1.9%
Thomson Reuters Corp. (Canada)	28,480	2,039,168
Mining — 9.6%
AngloGold Ashanti Ltd. (South Africa)(a)	169,476	3,786,094
Gold Fields Ltd. (South Africa)(a)	555,917	3,669,052
Sibanye Gold Ltd. (South Africa)*(a)	297,620	2,955,367
Total Mining		10,410,513
Oil & Gas — 2.5%
LUKOIL PJSC (Russia)(a)	27,026	2,667,736
Pharmaceuticals — 14.3%
AstraZeneca PLC (United Kingdom)(a)	59,600	2,971,656
Dr Reddy’s Laboratories Ltd. (India)(a)	46,969	1,906,002
Galapagos NV (Belgium)*(a)(b)	27,216	5,629,085
Novartis AG (Switzerland)(a)	25,205	2,386,662
Novo Nordisk A/S (Denmark)(a)	46,200	2,674,056
Total Pharmaceuticals		15,567,461
Semiconductors — 5.0%
ASML Holding NV (Netherlands)	10,794	3,194,376
NXP Semiconductors NV (Netherlands)	17,620	2,242,321
Total Semiconductors		5,436,697
Software — 2.0%
SAP SE (Germany)(a)	16,002	2,144,108
Telecommunications — 6.5%
Nice Ltd. (Israel)*(a)	32,304	5,011,966
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)(a)	72,652	2,070,582
Total Telecommunications		7,082,548
Transportation — 3.0%
ZTO Express Cayman, Inc. (China)(a)	137,456	3,209,598
Trucking & Leasing — 2.3%
Fly Leasing Ltd. (Ireland)*(a)	129,713	2,542,375
Total Common Stocks (Cost $83,119,311)		108,336,002

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Shares/ Principal	Value
MONEY MARKET FUND — 0.1%
Invesco Government & Agency Portfolio – Private Investment Class, 1.21%(c) (Cost $128,108)	128,108	$128,108
REPURCHASE AGREEMENTS — 2.9%(d)
BofA Securities, Inc., dated 12/31/19, due 01/02/20,1.57%, total to be received $721,547, (collateralized by various U.S. Government Agency Obligations, 3.00% – 4.52%, 04/01/24 – 09/01/49, totaling $733,843)	$721,484	721,484
Citigroup Global Markets, Inc., dated 12/31/19, due 01/02/20,1.57%, total to be received $721,547, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 02/13/20 – 09/20/69, totaling $733,323)	721,484	721,484
Daiwa Capital Markets America, dated 12/31/19, due 01/02/20,1.58%, total to be received $721,547, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.03%, 01/14/20 – 12/20/49, totaling $733,780)	721,484	721,484
HSBC Securities USA, Inc., dated 12/31/19, due 01/02/20,1.55%, total to be received $213,824, (collateralized by various U.S. Government Agency Obligations, 0.00% – 2.63%, 01/09/20 – 05/15/47, totaling $218,046)	213,806	213,806
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 12/31/19, due 01/02/20,1.57%, total to be received $721,547, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/30/21 – 12/01/49, totaling $733,834)	$721,484	$721,484
Total Repurchase Agreements (Cost $3,099,742)		3,099,742
Total Investments — 102.8% (Cost $86,347,161)		111,563,852
Liabilities in Excess of Other Assets — (2.8%)		(3,065,369)
Net Assets — 100.0%		$108,498,483

____________

PLC — Public Limited Company

*        Non-income producing security.

(a)      American Depositary Receipt.

(b)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $11,084,236; the aggregate market value of the collateral held by the fund is $11,344,170. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $8,244,428.

(c)      Rate shown reflects the 7-day yield as of December 31, 2019.

(d)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$108,336,002	$—	$—	$108,336,002
Money Market Fund	128,108	—	—	128,108
Repurchase Agreements	—	3,099,742	—	3,099,742
Total	$108,464,110	$3,099,742	$—	$111,563,852

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	3.3%
Airlines	2.8
Apparel	3.3
Banks	2.1
Beverages	2.2
Biotechnology	3.8
Building Materials	2.5
Commercial Services	5.0
Computers	2.8
Diversified Financial Services	2.4
Electronics	3.3
Food	8.5
Healthcare – Products	4.7
Healthcare – Services	2.8
Internet	3.2
Media	1.9
Mining	9.6
Oil & Gas	2.5
Pharmaceuticals	14.3
Semiconductors	5.0
Software	2.0
Telecommunications	6.5
Transportation	3.0
Trucking & Leasing	2.3
Money Market Fund	0.1
Repurchase Agreements	2.9
Total Investments	102.8
Liabilities in Excess of Other Assets	(2.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 99.8%
Advertising — 2.4%
Trade Desk, Inc. (The), Class A*	2,842	$738,295
Apparel — 2.5%
NIKE, Inc., Class B	7,693	779,378
Computers — 2.5%
EPAM Systems, Inc.*	3,577	758,896
Distribution/Wholesale — 2.5%
Pool Corp.	3,577	759,683
Diversified Financial Services — 2.5%
Visa, Inc., Class A	4,067	764,189
Electric — 27.7%
Alliant Energy Corp.	14,112	772,209
American Electric Power Co., Inc.	8,183	773,375
CMS Energy Corp.	12,299	772,869
DTE Energy Co.	5,978	776,363
Entergy Corp.	6,419	768,996
Evergy, Inc.	11,956	778,216
IDACORP, Inc.	7,252	774,514
NextEra Energy, Inc.	3,136	759,414
PNM Resources, Inc.	15,337	777,739
Vistra Energy Corp.	32,777	753,543
WEC Energy Group, Inc.	8,379	772,795
Total Electric		8,480,033
Entertainment — 5.1%
Churchill Downs, Inc.	5,733	786,568
Marriott Vacations Worldwide Corp.	5,978	769,727
Total Entertainment		1,556,295
Gas — 2.5%
Atmos Energy Corp.	6,958	778,322
Home Builders — 2.4%
NVR, Inc.*	196	746,448
Household Products/Wares — 2.5%
Helen of Troy Ltd.*	4,263	766,445
Internet — 2.4%
Okta, Inc.*	6,468	746,213
Lodging — 2.5%
Wyndham Destinations, Inc.	14,896	769,974
Investments	Shares	Value
COMMON STOCKS (continued)
Retail — 15.0%
Best Buy Co., Inc.	8,722	$765,792
Burlington Stores, Inc.*	3,332	759,796
Home Depot, Inc. (The)	3,430	749,043
Ross Stores, Inc.	6,664	775,823
TJX Cos., Inc. (The)	12,691	774,912
Wendy’s Co. (The)	34,688	770,421
Total Retail		4,595,787
Semiconductors — 7.4%
Broadcom, Inc.	2,352	743,279
Monolithic Power Systems, Inc.	4,263	758,899
NVIDIA Corp.	3,185	749,431
Total Semiconductors		2,251,609
Software — 14.9%
Alteryx, Inc., Class A*	7,497	750,225
Cadence Design Systems, Inc.*	11,025	764,694
Coupa Software, Inc.*	5,145	752,456
Fiserv, Inc.*	6,566	759,227
Paycom Software, Inc.*	2,891	765,421
Tyler Technologies, Inc.*	2,548	764,451
Total Software		4,556,474
Telecommunications — 2.5%
Ubiquiti, Inc.	4,018	759,321
Water — 2.5%
American Water Works Co., Inc.	6,321	776,535
Total Common Stocks (Cost $30,698,208)		30,583,897
MONEY MARKET FUND — 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.47%(a) (Cost $47,398)	47,398	47,398
Total Investments — 100.0% (Cost $30,745,606)		30,631,295
Liabilities in Excess of Other Assets — (0.0%)**		(2,098)
Net Assets — 100.0%		$30,629,197

____________

*        Non-income producing security.

**       Less than 0.05%.

(a)      Rate shown reflects the 7-day yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$30,583,897	$—	$—	$30,583,897
Money Market Fund	47,398	—	—	47,398
Total	$30,631,295	$—	$—	$30,631,295

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	2.4%
Apparel	2.5
Computers	2.5
Distribution/Wholesale	2.5
Diversified Financial Services	2.5
Electric	27.7
Entertainment	5.1
Gas	2.5
Home Builders	2.4
Household Products/Wares	2.5
Internet	2.4
Lodging	2.5
Retail	15.0
Semiconductors	7.4
Software	14.9
Telecommunications	2.5
Water	2.5
Money Market Fund	0.2
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

____________

**       Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Equity Fund — 99.9%
First Trust NASDAQ-100 Equal Weighted Index Fund	185,284	$13,673,959
Invesco QQQ Trust Series 1	64,768	13,770,325
Total Exchange Traded Funds (Cost $27,409,007)		27,444,284
MONEY MARKET FUND — 0.0%**
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.47%(a) (Cost $4,000)	4,000	4,000
Total Investments — 99.9% (Cost $27,413,007)		27,448,284
Other Assets in Excess of Liabilities — 0.1%		36,942
Net Assets — 100.0%		$27,485,226

____________

**       Less than 0.05%.

(a)      Rate shown reflects the 7-day yield as of December 31, 2019.

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,444,284	$—	$—	$27,444,284
Money Market Fund	4,000	—	—	4,000
Total	$27,448,284	$—	$—	$27,448,284

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.9%
Money Market Fund	0.0 **
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

____________

**       Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.8%
Equity Fund — 99.8%
Invesco QQQ Trust Series 1	63,296	$13,457,362
Invesco S&P 500 Low Volatility ETF	231,899	13,528,988
Total Exchange Traded Funds (Cost $27,012,631)		26,986,350
MONEY MARKET FUND — 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.47%(a) (Cost $43,858)	43,858	43,858
Total Investments — 100.0% (Cost $27,056,489)		27,030,208
Liabilities in Excess of Other Assets — (0.0)%**		(3,841)
Net Assets — 100.0%		$27,026,367

____________

ETF — Exchange Traded Fund

**       Less than 0.05%.

(a)      Rate shown reflects the 7-day yield as of December 31, 2019.

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,986,350	$—	$—	$26,986,350
Money Market Fund	43,858	—	—	43,858
Total	$27,030,208	$—	$—	$27,030,208

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.8%
Money Market Fund	0.2
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

____________

**       Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 100.5%
Advertising — 0.4%
National CineMedia, Inc.	1,252	$9,127
Aerospace/Defense — 1.1%
Ducommun, Inc.*	304	15,361
Park Aerospace Corp.	613	9,974
Total Aerospace/Defense		25,335
Agriculture — 0.4%
Cadiz, Inc.*	860	9,477
Airlines — 1.2%
SkyWest, Inc.	428	27,662
Apparel — 0.9%
Rocky Brands, Inc.	436	12,832
Vince Holding Corp.*	498	8,620
Total Apparel		21,452
Auto Parts & Equipment — 1.5%
Miller Industries, Inc.	352	13,070
Spartan Motors, Inc.	618	11,173
XPEL, Inc.*	810	11,867
Total Auto Parts & Equipment		36,110
Banks — 5.7%
Bank First Corp.	177	12,392
Bank of Marin Bancorp	241	10,857
Baycom Corp.*	428	9,733
First United Corp.	480	11,563
Independent Bank Corp.	584	13,228
Macatawa Bank Corp.	1,144	12,733
Nicolet Bankshares, Inc.*	160	11,816
OFG Bancorp (Puerto Rico)	828	19,549
Parke Bancorp, Inc.	452	11,476
Stock Yards Bancorp, Inc.	273	11,209
United Security Bancshares	1,000	10,730
Total Banks		135,286
Biotechnology — 6.4%
Ardelyx, Inc.*	1,823	13,682
Compugen Ltd. (Israel)*(a)	2,093	12,474
Karyopharm Therapeutics, Inc.*	949	18,192
Krystal Biotech, Inc.*	457	25,309
Molecular Templates, Inc.*	1,037	14,502
Veracyte, Inc.*	772	21,554
Vericel Corp.*(a)	637	11,084
XOMA Corp.*	577	15,752
Zymeworks, Inc. (Canada)*	428	19,457
Total Biotechnology		152,006
Investments	Shares	Value
COMMON STOCKS (continued)
Building Materials — 0.7%
Forterra, Inc.*	1,455	$16,820
Commercial Services — 3.2%
Barrett Business Services, Inc.	123	11,127
Cross Country Healthcare, Inc.*	1,050	12,201
Evo Payments, Inc., Class A*	420	11,092
Franklin Covey Co.*	313	10,088
R1 RCM, Inc.*	1,332	17,289
Vectrus, Inc.*	293	15,019
Total Commercial Services		76,816
Computers — 2.7%
Agilysys, Inc.*	532	13,518
Icad, Inc.*	1,453	11,290
Kornit Digital Ltd. (Israel)*	404	13,829
PAR Technology Corp.*(a)	804	24,715
Total Computers		63,352
Cosmetics/Personal Care — 0.4%
elf Beauty, Inc.*	644	10,388
Diversified Financial Services — 2.1%
America First Multifamily Investors LP	1,608	12,382
B. Riley Financial, Inc.	447	11,255
Hamilton Lane, Inc., Class A	284	16,926
Oppenheimer Holdings, Inc., Class A	376	10,333
Total Diversified Financial Services		50,896
Electric — 1.0%
Ameresco, Inc., Class A*	856	14,980
Spark Energy, Inc., Class A	1,025	9,461
Total Electric		24,441
Electrical Components & Equipment — 1.8%
Novanta, Inc.*	308	27,239
Powell Industries, Inc.	308	15,089
Total Electrical Components & Equipment		42,328
Electronics — 3.2%
Camtek Ltd. (Israel)(a)	1,152	12,476
Mesa Laboratories, Inc.	61	15,214
Napco Security Technologies, Inc.*(a)	524	15,400
RADA Electronic Industries Ltd. (Israel)*	2,121	11,008
Stoneridge, Inc.*(a)	360	10,555
Transcat, Inc.*	371	11,820
Total Electronics		76,473
See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Engineering & Construction — 1.1%
Construction Partners, Inc., Class A*(a)	701	$11,826
Great Lakes Dredge & Dock Corp.*	1,373	15,556
Total Engineering & Construction		27,382
Entertainment — 2.7%
Eldorado Resorts, Inc.*(a)	920	54,869
Monarch Casino & Resort, Inc.*	208	10,098
Total Entertainment		64,967
Environmental Control — 4.3%
AquaVenture Holdings Ltd.*	576	15,621
Casella Waste Systems, Inc., Class A*	1,028	47,319
Energy Recovery, Inc.*(a)	1,109	10,857
Heritage-Crystal Clean, Inc.*	412	12,924
Pure Cycle Corp.*	1,172	14,756
Total Environmental Control		101,477
Food — 1.2%
Chefs’ Warehouse, Inc. (The)*	420	16,006
Ingles Markets, Inc., Class A	280	13,303
Total Food		29,309
Gas — 0.5%
Global Partners LP	588	11,854
Healthcare – Products — 2.8%
Alphatec Holdings, Inc.*	2,616	18,560
Apyx Medical Corp.*	1,536	12,995
Cutera, Inc.*	300	10,743
Hanger, Inc.*	472	13,032
Utah Medical Products, Inc.	111	11,977
Total Healthcare – Products		67,307
Healthcare – Services — 2.6%
Addus HomeCare Corp.*	212	20,611
Fulgent Genetics, Inc.*	892	11,507
Joint Corp. (The)*	668	10,781
RadNet, Inc.*	948	19,244
Total Healthcare – Services		62,143
Home Builders — 0.4%
Beazer Homes USA, Inc.*	662	9,354
Home Furnishings — 0.5%
Universal Electronics, Inc.*	235	12,281
Investments	Shares	Value
COMMON STOCKS (continued)
Household Products/Wares — 0.4%
Quanex Building Products Corp.	571	$9,753
Insurance — 2.3%
Goosehead Insurance, Inc., Class A(a)	289	12,254
Hallmark Financial Services, Inc.*	760	13,353
Kinsale Capital Group, Inc.	280	28,465
Total Insurance		54,072
Internet — 4.2%
Cardlytics, Inc.*(a)	405	25,458
EverQuote, Inc., Class A*	860	29,541
Limelight Networks, Inc.*	2,899	11,828
PC-Tel, Inc.*	1,225	10,376
Perion Network Ltd. (Israel)*	1,734	10,785
TechTarget, Inc.*	445	11,615
Total Internet		99,603
Investment Companies — 0.9%
Ellington Financial, Inc.	597	10,943
Newtek Business Services Corp.	485	11,348
Total Investment Companies		22,291
Leisure Time — 1.2%
Clarus Corp.	1,040	14,103
Lindblad Expeditions Holdings, Inc.*	852	13,930
Total Leisure Time		28,033
Machinery – Diversified — 0.5%
Ichor Holdings Ltd.*	365	12,143
Metal Fabricate/Hardware — 2.3%
Lawson Products, Inc.*	281	14,640
Northwest Pipe Co.*	440	14,657
Omega Flex, Inc.	124	13,304
Tredegar Corp.	546	12,203
Total Metal Fabricate/Hardware		54,804
Office Furnishings — 0.5%
Kimball International, Inc., Class B	551	11,389
Oil & Gas — 1.0%
Geopark Ltd. (Colombia)	1,092	24,133
Oil & Gas Services — 0.5%
Matrix Service Co.*	509	11,646

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Packaging & Containers — 0.6%
UFP Technologies, Inc.*	272	$13,494
Pharmaceuticals — 5.6%
Arvinas, Inc.*	433	17,792
BioDelivery Sciences International, Inc.*	2,512	15,876
Kadmon Holdings, Inc.*	2,421	10,967
Kodiak Sciences, Inc.*(a)	973	70,007
Recro Pharma, Inc.*	961	17,615
Total Pharmaceuticals		132,257
Real Estate — 1.2%
Landmark Infrastructure Partners LP	708	11,611
Safehold, Inc.	396	15,959
Total Real Estate		27,570
REITS — 7.5%
Arbor Realty Trust, Inc.	1,068	15,326
Ares Commercial Real Estate Corp.	728	11,532
City Office REIT, Inc.	795	10,748
Community Healthcare Trust, Inc.	348	14,915
CorEnergy Infrastructure Trust, Inc.	236	10,552
Exantas Capital Corp.	935	11,042
Gladstone Commercial Corp.	479	10,471
Global Medical REIT, Inc.	1,004	13,283
Granite Point Mortgage Trust, Inc.	540	9,925
Great Ajax Corp.(a)	728	10,782
iStar, Inc.(a)	848	12,305
NexPoint Residential Trust, Inc.	355	15,975
One Liberty Properties, Inc.	385	10,468
Retail Value, Inc.	288	10,598
Whitestone REIT	754	10,269
Total REITS		178,191
Retail — 3.8%
America’s Car-Mart, Inc.*	197	21,603
Foundation Building Materials, Inc.*	708	13,700
Hibbett Sports, Inc.*	427	11,973
Sportsman’s Warehouse Holdings, Inc.*	1,556	12,494
Stage Stores, Inc.*(a)	2,468	20,040
Zumiez, Inc.*	331	11,433
Total Retail		91,243
Investments	Shares	Value
COMMON STOCKS (continued)
Semiconductors — 1.0%
Alpha & Omega Semiconductor Ltd.*	831	$11,318
DSP Group, Inc.*	765	12,041
Total Semiconductors		23,359
Software — 9.5%
American Software, Inc., Class A	745	11,086
AppFolio, Inc., Class A*(a)	272	29,906
Daily Journal Corp.*(a)	40	11,617
Digi International, Inc.*	636	11,270
Digital Turbine, Inc.*	2,340	16,684
Five9, Inc.*	788	51,677
LivePerson, Inc.*(a)	628	23,236
Red Violet, Inc.*(a)	676	12,513
Sapiens International Corp. NV (Israel)	732	16,836
Seachange International, Inc.*	2,929	12,273
Simulations Plus, Inc.	576	16,744
Verra Mobility Corp.*	860	12,031
Total Software		225,873
Telecommunications — 3.0%
Anterix, Inc.*	268	11,580
AudioCodes Ltd. (Israel)	1,236	31,753
Harmonic, Inc.*	2,104	16,411
Luna Innovations, Inc.*	1,593	11,613
Total Telecommunications		71,357
Transportation — 4.2%
Costamare, Inc. (Monaco)	1,518	14,467
DHT Holdings, Inc.	2,036	16,858
Dorian LPG Ltd.*	1,200	18,576
Nordic American Tankers Ltd.	2,457	12,088
PAM Transportation Services, Inc.*	260	15,005
Scorpio Bulkers, Inc.	1,452	9,249
Scorpio Tankers, Inc. (Monaco)	20	787
Teekay Tankers Ltd., Class A (Bermuda)*	594	14,238
Total Transportation		101,268
Water — 1.5%
Consolidated Water Co. Ltd. (Cayman Islands)	663	10,807
Middlesex Water Co.	217	13,794
York Water Co. (The)	245	11,297
Total Water		35,898
Total Common Stocks (Cost $2,012,208)		2,392,420

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Shares/ Principal	Value
RIGHT — 0.0%
Biotechnology — 0.0%
XOMA Corp.*(a) (Cost $0)	38	$0
MONEY MARKET FUND — 0.9%
STIT – Government & Agency Portfolio, Institutional Class, 1.51%(b) (Cost $22,095)	22,095	22,095
REPURCHASE AGREEMENT — 4.9%(c)
Citigroup Global Markets, Inc., dated 12/31/19, due 01/02/20,1.55%, total to be received $115,740, (collateralized by various U.S. Government Agency Obligations, 0.25% – 3.38%, 07/15/29 – 02/15/49, totaling $117,637) (Cost $115,730)	$115,730	115,730
Total Investments — 106.3% (Cost $2,150,033)		2,530,245
Liabilities in Excess of Other Assets — (6.3%)		(148,798)
Net Assets — 100.0%		$2,381,447

____________

LP — Limited Partnership

REITS — Real Estate Investment Trusts

*        Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $337,098; the aggregate market value of the collateral held by the fund is $344,575. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $228,845.

(b)     Rate shown reflects the 7-day yield as of December 31, 2019.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,392,420	$—	$—	$2,392,420
Right	—	—	0	0
Money Market Fund	22,095	—	—	22,095
Repurchase Agreement	—	115,730	—	115,730
Total	$2,414,515	$115,730	$—	$2,530,245

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	0.4%
Aerospace/Defense	1.1
Agriculture	0.4
Airlines	1.2
Apparel	0.9
Auto Parts & Equipment	1.5
Banks	5.7
Biotechnology	6.4
Building Materials	0.7
Commercial Services	3.2
Computers	2.7
Cosmetics/Personal Care	0.4
Diversified Financial Services	2.1
Electric	1.0
Electrical Components & Equipment	1.8
Electronics	3.2
Engineering & Construction	1.1
Entertainment	2.7
Environmental Control	4.3
Food	1.2
Gas	0.5
Healthcare – Products	2.8
Healthcare – Services	2.6
Home Builders	0.4
Home Furnishings	0.5

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Household Products/Wares	0.4%
Insurance	2.3
Internet	4.2
Investment Companies	0.9
Leisure Time	1.2
Machinery – Diversified	0.5
Metal Fabricate/Hardware	2.3
Office Furnishings	0.5
Oil & Gas	1.0
Oil & Gas Services	0.5
Packaging & Containers	0.6
Pharmaceuticals	5.6
Real Estate	1.2
REITS	7.5
Retail	3.8
Semiconductors	1.0
Software	9.5
Telecommunications	3.0
Transportation	4.2
Water	1.5
Money Market Fund	0.9
Repurchase Agreement	4.9
Total Investments	106.3
Liabilities in Excess of Other Assets	(6.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUND — 41.5%
Debt Fund — 41.5%
AdvisorShares Sage Core Reserves ETF† (Cost $17,451,006)	175,000	$17,464,983
MONEY MARKET FUND — 24.6%
STIT – Government & Agency Portfolio, Institutional Class, 1.51%(a) (Cost $10,366,295)	10,366,295	10,366,295
Total Investments Before Securities Sold, Not Yet Purchased (Cost $27,817,301)		27,831,278
Securities Sold, Not Yet Purchased — (100.3)%(b)
COMMON STOCKS — (100.3)%
Airlines — (0.9)%
American Airlines Group, Inc.	(13,768)	(394,866)
Apparel — (2.1)%
PVH Corp.	(5,101)	(536,370)
Tapestry, Inc.	(12,227)	(329,762)
Total Apparel		(866,132)
Auto Parts & Equipment — (3.2)%
Adient PLC*	(18,487)	(392,849)
Goodyear Tire & Rubber Co. (The)	(30,246)	(470,476)
Lear Corp.	(3,518)	(482,670)
Total Auto Parts & Equipment		(1,345,995)
Banks — (2.0)%
Bank OZK	(13,013)	(396,962)
Texas Capital Bancshares, Inc.*	(7,673)	(435,596)
Total Banks		(832,558)
Beverages — (0.9)%
National Beverage Corp.*	(7,191)	(366,885)
Biotechnology — (7.3)%
Alexion Pharmaceuticals, Inc.*	(3,573)	(386,420)
BioMarin Pharmaceutical, Inc.*	(5,322)	(449,975)
Bluebird Bio, Inc.*	(5,062)	(444,191)
Exelixis, Inc.*	(24,108)	(424,783)
FibroGen, Inc.*	(11,615)	(498,167)
Nektar Therapeutics*	(19,961)	(430,858)
United Therapeutics Corp.*	(4,920)	(433,354)
Total Biotechnology		(3,067,748)
Investments	Shares	Value
COMMON STOCKS (continued)
Chemicals — (5.7)%
Albemarle Corp.	(5,467)	$(399,310)
Chemours Co. (The)	(21,496)	(388,863)
DuPont de Nemours, Inc.	(7,162)	(459,800)
Mosaic Co. (The)	(16,723)	(361,886)
Olin Corp.	(22,309)	(384,830)
Westlake Chemical Corp.	(5,764)	(404,344)
Total Chemicals		(2,399,033)
Coal — (0.9)%
Peabody Energy Corp.	(41,666)	(379,994)
Commercial Services — (3.1)%
2U, Inc.*	(23,933)	(574,153)
Grand Canyon Education, Inc.*	(4,527)	(433,641)
Healthcare Services Group, Inc.	(12,844)	(312,366)
Total Commercial Services		(1,320,160)
Computers — (1.1)%
DXC Technology Co.	(12,057)	(453,223)
Diversified Financial Services — (5.0)%
Affiliated Managers Group, Inc.	(4,931)	(417,853)
Alliance Data Systems Corp.	(3,750)	(420,750)
Franklin Resources, Inc.	(15,142)	(393,389)
Interactive Brokers Group, Inc., Class A	(9,717)	(453,006)
Invesco Ltd.	(23,656)	(425,335)
Total Diversified Financial Services		(2,110,333)
Electric — (1.5)%
PG&E Corp.*	(60,086)	(653,135)
Engineering & Construction — (0.8)%
Fluor Corp.	(18,936)	(357,512)
Entertainment — (1.1)%
Six Flags Entertainment Corp.	(9,987)	(450,514)
Food — (2.0)%
Ingredion, Inc.	(4,615)	(428,964)
Kraft Heinz Co. (The)	(12,517)	(402,171)
Total Food		(831,135)
Food Service — (1.3)%
GrubHub, Inc.*	(11,094)	(539,612)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare – Products — (3.0)%
ABIOMED, Inc.*	(2,584)	$(440,805)
Cantel Medical Corp.	(5,165)	(366,198)
ICU Medical, Inc.*	(2,483)	(464,619)
Total Healthcare – Products		(1,271,622)
Healthcare – Services — (1.2)%
MEDNAX, Inc.*	(17,670)	(491,049)
Insurance — (1.0)%
Unum Group	(14,155)	(412,760)
Internet — (2.9)%
Netflix, Inc.*	(1,262)	(408,345)
TripAdvisor, Inc.	(13,613)	(413,563)
Wayfair, Inc., Class A*	(4,425)	(399,887)
Total Internet		(1,221,795)
Iron/Steel — (0.8)%
United States Steel Corp.	(30,959)	(353,242)
Leisure Time — (1.0)%
Carnival Corp.	(8,126)	(413,045)
Machinery – Construction & Mining — (0.9)%
Terex Corp.	(13,271)	(395,210)
Media — (2.1)%
ViacomCBS, Inc., Class B	(21,064)	(884,056)
Mining — (0.9)%
Alcoa Corp.*	(18,144)	(390,277)
Oil & Gas — (14.4)%
Antero Resources Corp.*	(165,794)	(472,513)
Apache Corp.	(14,515)	(371,439)
Centennial Resource Development, Inc., Class A*	(114,355)	(528,320)
Cimarex Energy Co.	(7,804)	(409,632)
Concho Resources, Inc.	(5,344)	(467,974)
Continental Resources, Inc.	(14,451)	(495,669)
EQT Corp.	(33,670)	(367,003)
Helmerich & Payne, Inc.	(9,495)	(431,358)
Marathon Oil Corp.	(29,157)	(395,952)
Noble Energy, Inc.	(17,795)	(442,028)
Occidental Petroleum Corp.	(7,381)	(304,171)
Parsley Energy, Inc., Class A	(25,805)	(487,973)
Transocean Ltd.*	(64,980)	(447,062)
WPX Energy, Inc.*	(31,111)	(427,465)
Total Oil & Gas		(6,048,559)
Investments	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Services — (6.5)%
Baker Hughes Co.	(15,983)	$(409,644)
Core Laboratories NV	(8,681)	(327,013)
Halliburton Co.	(16,298)	(398,812)
National Oilwell Varco, Inc.	(13,812)	(345,991)
Patterson-UTI Energy, Inc.	(38,825)	(407,663)
RPC, Inc.	(90,967)	(476,667)
Schlumberger Ltd.	(9,335)	(375,267)
Total Oil & Gas Services		(2,741,057)
Packaging & Containers — (2.1)%
Berry Global Group, Inc.*	(9,574)	(454,669)
O-I Glass, Inc.	(35,079)	(418,493)
Total Packaging & Containers		(873,162)
Pharmaceuticals — (5.6)%
Agios Pharmaceuticals, Inc.*	(10,681)	(510,018)
Alkermes PLC*	(20,811)	(424,544)
Herbalife Nutrition Ltd.*	(9,680)	(461,446)
Mylan NV*	(19,400)	(389,940)
Sarepta Therapeutics, Inc.*	(4,327)	(558,356)
Total Pharmaceuticals		(2,344,304)
REITS — (1.9)%
Macerich Co. (The)	(14,886)	(400,731)
Senior Housing Properties Trust*	(48,276)	(407,450)
Total REITS		(808,181)
Retail — (9.0)%
Foot Locker, Inc.	(10,121)	(394,618)
Gap, Inc. (The)	(24,682)	(436,378)
Kohl’s Corp.	(8,251)	(420,388)
L Brands, Inc.	(22,259)	(403,333)
Macy’s, Inc.	(24,029)	(408,493)
Michaels Cos., Inc. (The)*	(33,889)	(274,162)
Nordstrom, Inc.	(10,544)	(431,566)
Nu Skin Enterprises, Inc., Class A	(8,552)	(350,461)
Qurate Retail, Inc., Series A*	(33,200)	(279,876)
Ulta Beauty, Inc.*	(1,635)	(413,884)
Total Retail		(3,813,159)
Semiconductors — (1.1)%
IPG Photonics Corp.*	(3,082)	(446,643)
Software — (1.8)%
PTC, Inc.*	(5,468)	(409,499)
Teradata Corp.*	(12,803)	(342,736)
Total Software		(752,235)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Telecommunications — (2.2)%
Arista Networks, Inc.*	(2,248)	$(457,243)
CommScope Holding Co., Inc.*	(33,646)	(477,437)
Total Telecommunications		(934,680)
Textiles — (1.2)%
Mohawk Industries, Inc.*	(3,594)	(490,150)
Toys/Games/Hobbies — (1.0)%
Mattel, Inc.*	(31,901)	(432,258)
Transportation — (0.8)%
FedEx Corp.	(2,252)	(340,525)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(43,834,839)]		$(42,226,804)
Total Investments — (34.2)% (Cost $(16,017,538))		(14,395,526)
Other Assets in Excess of Liabilities — 134.2%		56,512,359
Net Assets — 100.0%		$42,116,833

____________

ETF — Exchange Traded Fund

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*        Non-income producing security.

†        Affiliated Company.

(a)      Rate shown reflects the 7-day yield as of December 31, 2019.

(b)     As of December 31, 2019 cash in the amount of $42,493,356 has been segregated as collateral from the broker for securities sold short.
Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$17,464,983	$—	$—	$17,464,983
Money Market Fund	10,366,295	—	—	10,366,295
Total	$27,831,278	$—	$—	$27,831,278
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(42,226,804)	$—	$—	$(42,226,804)
Total	$(42,226,804)	$—	$—	$(42,226,804)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Airlines	(0.9)%
Apparel	(2.1)
Auto Parts & Equipment	(3.2)
Banks	(2.0)
Beverages	(0.9)
Biotechnology	(7.3)
Chemicals	(5.7)
Coal	(0.9)
Commercial Services	(3.1)
Computers	(1.1)
Debt Fund	41.5
Diversified Financial Services	(5.0)
Electric	(1.5)
Engineering & Construction	(0.8)
Entertainment	(1.1)
Food	(2.0)
Food Service	(1.3)
Healthcare – Products	(3.0)
Healthcare – Services	(1.2)
Insurance	(1.0)
Internet	(2.9)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Iron/Steel	(0.8)%
Leisure Time	(1.0)
Machinery – Construction & Mining	(0.9)
Media	(2.1)
Mining	(0.9)
Oil & Gas	(14.4)
Oil & Gas Services	(6.5)
Packaging & Containers	(2.1)
Pharmaceuticals	(5.6)
REITS	(1.9)
Retail	(9.0)
Semiconductors	(1.1)
Software	(1.8)
Telecommunications	(2.2)
Textiles	(1.2)
Toys/Games/Hobbies	(1.0)
Transportation	(0.8)
Money Market Fund	24.6
Total Investments	(34.2)
Other Assets in Excess of Liabilities	134.2
Net Assets	100.0%

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2019 were as follows:

Affiliated Fund Name	Value at 6/30/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2019	Value at 12/31/2019	Dividend Income
AdvisorShares Sage Core Reserves ETF	$2,490,250	$14,965,755	$—	$—	$8,978	175,000	$17,464,983	$59,255

See accompanying Notes to Financial Statements.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 97.3%
Aerospace/Defense — 7.4%
Boeing Co. (The)	4,822	$1,570,815
General Dynamics Corp.	4,480	790,048
Northrop Grumman Corp.	1,885	648,383
United Technologies Corp.	9,551	1,430,358
Total Aerospace/Defense		4,439,604
Agriculture — 3.4%
Philip Morris International, Inc.	23,922	2,035,523
Auto Manufacturers — 1.0%
General Motors Co.	16,810	615,246
Banks — 13.3%
Bank of America Corp.	43,894	1,545,947
Bank of New York Mellon Corp. (The)	24,613	1,238,772
Goldman Sachs Group, Inc. (The)	5,379	1,236,794
JPMorgan Chase & Co.	16,162	2,252,983
PNC Financial Services Group, Inc. (The)	10,575	1,688,087
Total Banks		7,962,583
Commercial Services — 1.3%
IHS Markit Ltd.*	10,541	794,264
Diversified Financial Services — 1.4%
Intercontinental Exchange, Inc.	9,378	867,934
Electric — 4.2%
American Electric Power Co., Inc.	13,487	1,274,657
Xcel Energy, Inc.	19,219	1,220,214
Total Electric		2,494,871
Electronics — 3.1%
Flex Ltd.*	101,625	1,282,508
Fortive Corp.	7,532	575,369
Total Electronics		1,857,877
Food — 2.3%
US Foods Holding Corp.*	32,352	1,355,225
Healthcare – Products — 1.1%
Alcon, Inc. (Switzerland)*	11,842	669,902
Healthcare – Services — 2.0%
Anthem, Inc.	4,041	1,220,503
Investments	Shares	Value
COMMON STOCKS (continued)
Insurance — 2.3%
Chubb Ltd.	5,271	$820,484
Willis Towers Watson PLC	2,912	588,049
Total Insurance		1,408,533
Internet — 7.1%
Alibaba Group Holding Ltd. (China)*(a)	6,152	1,304,839
Alphabet, Inc., Class A*	1,233	1,651,468
Amazon.com, Inc.*	387	715,114
Facebook, Inc., Class A*	2,993	614,314
Total Internet		4,285,735
Media — 2.2%
Comcast Corp., Class A	28,658	1,288,750
Oil & Gas — 9.1%
Chevron Corp.	15,974	1,925,027
Concho Resources, Inc.	8,783	769,128
EOG Resources, Inc.	11,663	976,893
Marathon Oil Corp.	44,397	602,911
Pioneer Natural Resources Co.	7,871	1,191,433
Total Oil & Gas		5,465,392
Oil & Gas Services — 1.1%
Halliburton Co.	26,537	649,360
Pharmaceuticals — 11.7%
AstraZeneca PLC (United Kingdom)(a)	28,701	1,431,032
Bayer AG (Germany)(a)	19,030	385,929
Cigna Corp.	5,921	1,210,785
CVS Health Corp.	16,756	1,244,803
Novartis AG (Switzerland)(a)	12,637	1,196,598
Sanofi (France)(a)	30,482	1,530,196
Total Pharmaceuticals		6,999,343
REITS — 2.9%
American Tower Corp.	7,537	1,732,153
Retail — 6.2%
Dollar General Corp.	7,374	1,150,196
Target Corp.	10,222	1,310,563
TJX Cos., Inc. (The)	20,933	1,278,169
Total Retail		3,738,928
Semiconductors — 3.2%
KLA Corp.	4,625	824,036
Texas Instruments, Inc.	8,706	1,116,893
Total Semiconductors		1,940,929

See accompanying Notes to Financial Statements.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Software — 4.7%
Fidelity National Information Services, Inc.	5,961	$829,115
Microsoft Corp.	12,585	1,984,655
Total Software		2,813,770
Telecommunications — 5.0%
Motorola Solutions, Inc.	4,994	804,733
Verizon Communications, Inc.	36,145	2,219,303
Total Telecommunications		3,024,036
Transportation — 1.3%
FedEx Corp.	5,156	779,639
Total Common Stocks (Cost $51,808,824)		58,440,100
MONEY MARKET FUND — 3.0%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 1.50%(b) (Cost $1,788,078)	1,788,078	1,788,078
Total Investments — 100.3% (Cost $53,596,902)		60,228,178
Liabilities in Excess of Other Assets — (0.3%)		(164,136)
Net Assets — 100.0%		$60,064,042

____________

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*        Non-income producing security.

(a)      American Depositary Receipt.

(b)     Rate shown reflects the 7-day yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$58,440,100	$—	$—	$58,440,100
Money Market Fund	1,788,078	—	—	1,788,078
Total	$60,228,178	$—	$—	$60,228,178

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	7.4%
Agriculture	3.4
Auto Manufacturers	1.0
Banks	13.3
Commercial Services	1.3
Diversified Financial Services	1.4
Electric	4.2
Electronics	3.1
Food	2.3
Healthcare – Products	1.1
Healthcare – Services	2.0
Insurance	2.3
Internet	7.1
Media	2.2
Oil & Gas	9.1
Oil & Gas Services	1.1
Pharmaceuticals	11.7
REITS	2.9
Retail	6.2
Semiconductors	3.2
Software	4.7
Telecommunications	5.0
Transportation	1.3
Money Market Fund	3.0
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 100.0%
Banks — 3.9%
Eagle Bancorp, Inc.	16,651	$809,738
Building Materials — 3.9%
Trex Co, Inc.*	8,972	806,404
Chemicals — 12.2%
RPM International, Inc.	10,819	830,467
Sherwin-Williams Co. (The)	1,410	822,791
Stepan Co.	8,168	836,730
Total Chemicals		2,489,988
Commercial Services — 4.0%
Moody’s Corp.	3,430	814,316
Computers — 4.0%
Check Point Software Technologies Ltd. (Israel)*	7,318	812,005
Diversified Financial Services — 4.0%
Intercontinental Exchange, Inc.	8,830	817,217
Food — 8.0%
Hershey Co. (The)	5,605	823,823
Hormel Foods Corp.	18,103	816,626
Total Food		1,640,449
Healthcare – Products — 8.0%
Danaher Corp.	5,366	823,574
Stryker Corp.	3,909	820,655
Total Healthcare – Products		1,644,229
Household Products/Wares — 4.0%
Church & Dwight Co., Inc.	11,654	819,743
Insurance — 8.0%
Aflac, Inc.	15,584	824,394
Globe Life, Inc.	7,738	814,424
Total Insurance		1,638,818
Machinery – Diversified — 4.0%
Middleby Corp. (The)*	7,406	811,105
Media — 8.0%
FactSet Research Systems, Inc.(a)	3,049	818,047
Walt Disney Co. (The)	5,628	813,977
Total Media		1,632,024
Packaging & Containers — 4.0%
Silgan Holdings, Inc.	26,326	818,212
Investments	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals — 4.0%
Becton Dickinson and Co.	3,025	$822,709
Retail — 4.0%
Ross Stores, Inc.	7,111	827,863
Software — 16.0%
ANSYS, Inc.*	3,174	817,019
Broadridge Financial Solutions, Inc.	6,687	826,112
Cerner Corp.	11,230	824,170
Fiserv, Inc.*	7,067	817,157
Total Software		3,284,458
Total Common Stocks (Cost $16,062,012)		20,489,278
Total Investments — 100.0% (Cost $16,062,012)		20,489,278
Liabilities in Excess of Other Assets — (0.0%)**		(2,147)
Net Assets — 100.0%		$20,487,131

____________

*        Non-income producing security.

**       Less than 0.05%.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $799,858; the aggregate market value of the collateral held by the fund is $815,965. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $815,965.

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$20,489,278	$—	$—	$20,489,278
Total	$20,489,278	$—	$—	$20,489,278

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Banks	3.9%
Building Materials	3.9
Chemicals	12.2
Commercial Services	4.0
Computers	4.0
Diversified Financial Services	4.0
Food	8.0
Healthcare – Products	8.0
Household Products/Wares	4.0
Insurance	8.0
Machinery – Diversified	4.0
Media	8.0
Packaging & Containers	4.0
Pharmaceuticals	4.0
Retail	4.0
Software	16.0
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

____________

**       Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES FOLIOBEYOND SMART CORE BOND ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 99.4%
Debt Fund — 68.8%
iShares 0–5 Year High Yield Corporate Bond ETF	14,649	$680,153
iShares 20+ Year Treasury Bond ETF(a)	5,209	705,715
iShares iBoxx High Yield Corporate Bond ETF(a)	893	78,531
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	60,351	1,625,856
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	11,903	702,277
VanEck Vectors High-Yield Municipal Index ETF	24,906	1,595,229
Total Debt Fund		5,387,761
Equity Fund — 30.6%
iShares Mortgage Real Estate ETF(a)	53,684	2,390,549
Total Exchange Traded Funds (Cost $7,574,467)		7,778,310
MONEY MARKET FUND — 0.9%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 1.52%(b) (Cost $67,843)	67,843	67,843
REPURCHASE AGREEMENTS — 15.2%(c)
BNP Paribas Securities Corp., dated 12/31/19, due 01/02/20,1.55%, total to be received $82,219, (collateralized by various U.S. Government Agency Obligations, 0.00% – 3.88%, 05/15/20 – 11/15/48, totaling $83,413)	$82,212	82,212
BofA Securities, Inc., dated 12/31/19, due 01/02/20,1.57%, total to be received $277,665, (collateralized by various U.S. Government Agency Obligations, 3.00% – 4.52%, 04/01/24 – 09/01/49, totaling $282,397)	277,641	277,641
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets, Inc., dated 12/31/19, due 01/02/20,1.57%, total to be received $277,665, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 02/13/20 – 09/20/69, totaling $282,197)	$277,641	$277,641
Daiwa Capital Markets America, dated 12/31/19, due 01/02/20,1.58%, total to be received $277,665, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.03%, 01/14/20 – 12/20/49, totaling $282,373)	277,641	277,641
HSBC Securities USA, Inc., dated 12/31/19, due 01/02/20,1.57%, total to be received $277,665, (collateralized by various U.S. Government Agency Obligations, 3.00% – 4.00%, 07/20/47 – 06/20/48, totaling $282,412)	277,641	277,641
Total Repurchase Agreements (Cost $1,192,776)		1,192,776
Total Investments — 115.5% (Cost $8,835,086)		9,038,929
Liabilities in Excess of Other Assets — (15.5%)		(1,212,040)
Net Assets — 100.0%		$7,826,889

____________

ETF — Exchange Traded Fund

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,499,022; the aggregate market value of the collateral held by the fund is $1,533,496. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $340,720.

(b)     Rate shown reflects the 7-day yield as of December 31, 2019.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES FOLIOBEYOND SMART CORE BOND ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,778,310	$—	$—	$7,778,310
Money Market Fund	67,843	—	—	67,843
Repurchase Agreements	—	1,192,776	—	1,192,776
Total	$7,846,153	$1,192,776	$—	$9,038,929

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	68.8%
Equity Fund	30.6
Money Market Fund	0.9
Repurchase Agreements	15.2
Total Investments	115.5
Liabilities in Excess of Other Assets	(15.5)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Principal	Value
MORTGAGE BACKED SECURITIES — 31.0%
Commercial Mortgage Backed Securities — 3.8%
Access Point Funding I LLC, Class A, Series 2017-A, 3.06%, 04/15/29‡	$20,211	$20,210
Aventura Mall Trust, Class C, Series 2013-AVM, 3.87%, 12/05/32@‡*	250,000	251,716
Bayview Commercial Asset Trust, Class A2, Series 2006-2A, 2.07%, (1-Month USD LIBOR + 0.28%), 07/25/36@‡	147,209	142,454
BX Trust, Class B, Series 2018-GW, 2.76%, (1-Month USD LIBOR + 1.02%), 05/15/35@‡	700,000	698,387
Citigroup Commercial Mortgage Trust, Class A4, Series 2015-GC27, 2.88%, 02/10/48	175,000	179,004
COMM Mortgage Trust, Class A, Series 2014-277P, 3.73%, 08/10/49@‡*	180,000	189,810
Commercial Mortgage Lease-Backed Certificates, Class A3, Series 2001-CMLB, 7.47%, 06/20/31@‡*	410,657	417,328
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	140,416	141,095
Sutherland Commercial Mortgage Loans, Class A, Series 2018-SBC7, 4.72%, 05/25/39@‡*	238,856	240,396
Velocity Commercial Capital Loan Trust, Class AFX, Series 2017-1, 3.00%, 05/25/47@‡*	85,879	85,693
Wells Fargo Commercial Mortgage Trust, Class A5, Series 2015-LC20, 3.18%, 04/15/50	255,000	264,935
Total Commercial Mortgage Backed Securities		2,631,028
Residential Mortgage Backed Securities — 27.2%
Ajax Mortgage Loan Trust, Class A, Series 2017-B, 3.16%, 09/25/56@‡*	219,147	219,786
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	79,971	82,075
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-1, 3.26%, 04/27/48@‡*	126,108	126,756
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-2, 3.67%, 07/27/48@‡*	$87,751	$88,790
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49@‡*	130,219	132,153
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.69%, 01/25/35	36,826	37,968
Banc of America Funding Trust, Class 5A1, Series 2004-A, 4.50%, 07/20/34@*	148,802	151,799
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	126,848	129,586
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37	35,992	36,000
Bayview Koitere Fund Trust, Class A, Series 2017-RT4, 3.50%, 07/28/57@‡*	150,848	153,945
Bayview Opportunity Master Fund IVb Trust, Class A, Series 2017-SPL4, 3.50%, 01/28/55@‡*	302,851	307,044
Bear Stearns ALT-A Trust, Class 3A1, Series 2004-5, 4.29%, 06/25/34@*	211,655	219,417
Bear Stearns ARM Trust, Class 21A1, Series 2004-10, 4.13%, 01/25/35@*	426,861	438,008
Bunker Hill Loan Depositary Trust, Class A1, Series 2019-1, 3.61%, 10/26/48‡	126,685	128,349
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	138,082	139,928
Chase Home Lending Mortgage Trust, Class A4, Series 2019-ATR1, 4.00%, 04/25/49@‡*	292,656	295,145
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	280,600	290,981
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2013-A, 3.00%, 05/25/42@‡*	374,947	370,288
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	148,449	151,761
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@‡*	254,200	259,093

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP3, 3.25%, 03/25/61@‡*	$310,930	$315,171
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64@‡*	164,763	166,152
COLT Mortgage Loan Trust, Class A1, Series 2018-2, 3.47%, 07/27/48@‡*	118,940	119,535
COLT Mortgage Loan Trust, Class A1, Series 2019-1, 3.71%, 03/25/49@‡*	293,122	295,570
CoreVest American Finance Trust, Class A, Series 2018-1, 3.80%, 06/15/51‡	279,574	288,674
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 3.04%, 04/25/43@‡*	223,243	223,342
Credit Suisse Commercial Mortgage Trust, Class A2, Series 2014-IVR2, 3.75%, 04/25/44@‡*	393,135	399,136
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 4.22%, 09/25/34@*	25,133	25,542
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 6A1, Series 2004-8, 4.50%, 12/25/19^ɸ	22,007	15,339
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 5A1, Series 2003-AR30, 3.97%, 01/25/34@*	86,983	89,025
Deephaven Residential Mortgage Trust, Class A1, Series 2017-2A, 2.45%, 06/25/47@‡*	335,152	335,464
Deephaven Residential Mortgage Trust, Class A3, Series 2017-3A, 2.81%, 10/25/47@‡*	64,497	64,620
Deephaven Residential Mortgage Trust, Class A1, Series 2019-1A, 3.74%, 01/25/59@‡*	339,325	341,529
Ellington Financial Mortgage Trust, Class A3, Series 2019-2, 3.05%, 11/25/59@‡*	97,789	97,990
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	399,374	404,628
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Galton Funding Mortgage Trust, Class A41, Series 2018-2, 4.50%, 10/25/58@‡*	$105,122	$107,490
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34	12,290	12,292
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	171,268	177,185
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 4.04%, 06/25/34@*	159,468	159,365
Homeward Opportunities Fund I Trust, Class A1, Series 2018-1, 3.77%, 06/25/48@‡*	272,259	274,737
Homeward Opportunities Fund I Trust, Class A1, Series 2019-1, 3.45%, 01/25/59@‡*	265,742	267,910
Homeward Opportunities Fund I Trust, Class A1, Series 2019-3, 2.68%, 11/25/59@‡*	170,865	170,822
JPMorgan Mortgage Trust, Class AM, Series 2014-2, 3.36%, 06/25/29@‡*	414,084	418,406
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	213,356	216,657
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 4.69%, 08/25/34@*	93,958	98,276
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 4.33%, 04/25/35@*	288,443	294,221
JPMorgan Mortgage Trust, Class AM1, Series 2015-1, 3.21%, 12/25/44@‡*	150,866	150,893
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 3.17%, 05/25/45@‡*	290,900	291,383
LHOME Mortgage Trust, Class A1, Series 2019-RTL1, 4.58%, 10/25/23‡	315,000	321,886
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	188,194	193,660
MASTR Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	134,598	142,961
MASTR Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡	96,472	97,300

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Merrill Lynch Mortgage Investors Trust, Class A1, Series 2004-A4, 4.35%, 08/25/34@*	$319,764	$323,656
Mill City Mortgage Loan Trust, Class A1, Series 2016-1, 2.50%, 04/25/57@‡*	311,209	311,407
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	102,135	104,163
New Residential Mortgage Loan Trust, Class A1, Series 2018-NQM1, 3.99%, 11/25/48@‡*	93,295	94,407
New Residential Mortgage Loan Trust, Class A1, Series 2019-NQM1, 3.67%, 01/25/49@‡*	82,168	82,834
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡*	118,783	122,740
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	468,423	485,302
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	316,845	328,922
New Residential Mortgage Loan Trust, Class A1, Series 2019-NQM4, 2.49%, 09/25/59@‡*	162,255	161,941
OBX Trust, Class A3, Series 2019-INV1, 4.50%, 11/25/48@‡*	234,789	242,402
OBX Trust, Class 1A8, Series 2019-EXP3, 3.50%, 10/25/59@‡*	168,088	169,692
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2019-NPL3, 3.10%, 07/27/59‡	165,638	165,896
PRPM LLC, Class A1, Series 2019-2A, 3.97%, 04/25/24‡	226,176	227,022
RCO V Mortgage LLC, Class A1, Series 2019-1, 3.72%, 05/24/24‡	189,693	190,368
Residential Mortgage Loan Trust, Class A1, Series 2019-1, 3.94%, 10/25/58@‡*	205,184	208,033
Sequoia Mortgage Trust, Class A12, Series 2018-CH2, 4.00%, 06/25/48@‡*	386,679	390,266
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59@‡*	$233,992	$234,168
Spruce Hill Mortgage Loan Trust, Class A1, Series 2019-SH1, 3.40%, 04/29/49@‡*	141,602	142,727
Starwood Waypoint Homes Trust, Class A, Series 2017-1, 2.69%, (1-Month USD LIBOR + 0.95%), 01/17/35@‡	474,013	473,547
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 4.26%, 02/25/34@*	202,111	206,032
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 4.37%, 04/25/34@*	280,147	291,927
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 4.37%, 04/25/34@*	52,604	54,719
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 4.17%, 12/25/33@*	121,373	124,698
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.14%, 02/25/34	360,167	370,421
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 4.27%, 11/25/33@*	150,067	152,273
Towd Point HE Trust, Class A1, Series 2019-HE1, 2.69%, (1-Month USD LIBOR + 0.90%), 04/25/48@‡	123,270	123,461
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡*	250,000	254,610
Towd Point Mortgage Trust, Class A1, Series 2016-3, 2.25%, 04/25/56@‡*	262,603	262,603
Towd Point Mortgage Trust, Class A1, Series 2016-4, 2.25%, 07/25/56@‡*	311,061	309,984
Towd Point Mortgage Trust, Class A1, Series 2017-1, 2.75%, 10/25/56@‡*	186,555	188,294
Vericrest Opportunity Loan Trust, Class A1, Series 2019-NPL2, 3.97%, 02/25/49‡	193,326	194,357
Verus Securitization Trust, Class A1, Series 2017-1A, 2.85%, 01/25/47@‡*	58,571	58,712
See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Verus Securitization Trust, Class A1, Series 2018-1, 2.93%, 02/25/48@‡*	$180,743	$181,211
Verus Securitization Trust, Class A3, Series 2018-INV1, 4.05%, 03/25/58@‡*	62,685	63,420
Verus Securitization Trust, Class B1, Series 2018-2, 4.43%, 06/01/58@‡*	180,000	182,305
Verus Securitization Trust, Class A1, Series 2018-3, 4.11%, 10/25/58@‡*	139,808	141,561
Verus Securitization Trust, Class A1, Series 2019-2, 3.21%, 05/25/59@‡*	162,187	163,384
Verus Securitization Trust, Class A1, Series 2019-INV1, 3.40%, 12/25/59@‡*	257,010	259,206
VOLT LXXV LLC, Class A1A, Series 2019-NPL1, 4.34%, 01/25/49‡	244,564	246,633
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 4.70%, 06/25/33@*	93,655	95,601
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 4.07%, 08/25/33@*	44,482	44,370
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 4.97%, 07/25/34@*	40,427	40,524
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 4.99%, 07/25/34@*	134,845	135,063
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 4.62%, 10/25/34@*	185,199	185,562
Total Residential Mortgage Backed Securities		19,126,457
Total Mortgage Backed Securities (Cost $21,678,497)		21,757,485
ASSET BACKED SECURITIES — 30.6%
ACC Trust, Class A, Series 2018-1, 3.70%, 12/21/20‡	14,232	14,241
ACC Trust, Class A, Series 2019-1, 3.75%, 05/20/22‡	176,053	177,034
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Class B, Series 2019-1, 3.32%, 04/12/23‡	$155,000	$156,389
American Credit Acceptance Receivables Trust, Class C, Series 2018-3, 3.75%, 10/15/24‡	415,000	417,854
American Credit Acceptance Receivables Trust, Class C, Series 2018-4, 3.97%, 01/13/25‡	380,000	385,039
American Credit Acceptance Receivables Trust, Class C, Series 2019-2, 3.17%, 06/12/25‡	205,000	207,141
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-4, 2.88%, 07/08/21	210,078	210,236
AmeriCredit Automobile Receivables Trust, Class D, Series 2018-1, 3.82%, 03/18/24	285,000	295,116
Amur Equipment Finance Receivables V LLC, Class A2, Series 2018-1A, 3.24%, 12/20/23‡	211,784	213,056
Amur Equipment Finance Receivables VI LLC, Class A2, Series 2018-2A, 3.89%, 07/20/22‡	324,056	329,190
Aqua Finance Trust, Class A, Series 2019-A, 3.14%, 07/16/40‡	204,854	205,586
Avid Automobile Receivables Trust, Class A, Series 2018-1, 2.84%, 08/15/23‡	121,158	121,286
BCC Funding Corp. XVI LLC, Class B, Series 2019-1A, 2.64%, 09/20/24‡	220,000	218,904
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	292,337	292,801
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	62,583	62,460
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	317,673	317,332
Carnow Auto Receivables Trust, Class A, Series 2019-1A, 2.72%, 11/15/22‡	160,683	160,760
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27‡	210,000	209,986

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	$74,214	$74,043
Chrysler Capital Auto Receivables Trust, Class D, Series 2015-BA, 4.17%, 01/16/23‡	475,702	475,939
Commonbond Student Loan Trust, Class A1, Series 2019-AGS, 2.54%, 01/25/47‡	217,612	215,789
Conn’s Receivables Funding LLC, Class B, Series 2018-A, 4.65%, 01/15/23‡	120,698	121,379
Consumer Loan Underlying Bond CLUB Credit Trust, Class A, Series 2019-P2, 2.47%, 10/15/26‡	154,053	154,157
Consumer Loan Underlying Bond Credit Trust, Class A, Series 2018-P2, 3.47%, 10/15/25‡	143,516	144,334
CPS Auto Receivables Trust, Class B, Series 2017-D, 2.43%, 01/18/22‡	106,997	107,023
CPS Auto Receivables Trust, Class D, Series 2018-D, 4.34%, 09/16/24‡	210,000	215,978
Credit Acceptance Auto Loan Trust, Class A, Series 2018-1A, 3.01%, 02/16/27‡	250,000	250,976
Dell Equipment Finance Trust, Class A3, Series 2017-2, 2.19%, 10/24/22‡	220,658	220,703
Diamond Resorts Owner Trust, Class B, Series 2019-1A, 3.53%, 02/20/32‡	194,478	194,487
DRB Prime Student Loan Trust, Class A3, Series 2015-D, 2.50%, 01/25/36‡	12,817	12,815
Drive Auto Receivables Trust, Class C, Series 2017-2, 2.75%, 09/15/23	61,031	61,034
Drive Auto Receivables Trust, Class C, Series 2019-3, 2.90%, 08/15/25	240,000	242,711
Drug Royalty II LP, Class A2, Series 2014-1, 3.48%, 07/15/23‡	13,653	13,652
DT Auto Owner Trust, Class C, Series 2018-3A, 3.79%, 07/15/24‡	280,000	284,565
DT Auto Owner Trust, Class C, Series 2019-1A, 3.61%, 11/15/24‡	210,000	213,811
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
DT Auto Owner Trust, Class C, Series 2019-4A, 2.73%, 07/15/25‡	$220,000	$219,836
Exeter Automobile Receivables Trust, Class B, Series 2017-1A, 3.00%, 12/15/21‡	46,170	46,248
Exeter Automobile Receivables Trust, Class B, Series 2017-3A, 2.81%, 09/15/22‡	243,720	244,410
Exeter Automobile Receivables Trust, Class C, Series 2018-1A, 3.03%, 01/17/23‡	465,000	466,691
Exeter Automobile Receivables Trust, Class C, Series 2018-2A, 3.69%, 03/15/23‡	445,000	449,532
Exeter Automobile Receivables Trust, Class C, Series 2019-1A, 3.82%, 12/16/24‡	345,000	352,621
Exeter Automobile Receivables Trust, Class C, Series 2019-4A, 2.44%, 09/16/24‡	220,000	219,205
First Investors Auto Owner Trust, Class B, Series 2017-2A, 2.65%, 11/15/22‡	650,000	651,299
First Investors Auto Owner Trust, Class C, Series 2016-2A, 2.53%, 07/15/22‡	355,000	355,263
First Investors Auto Owner Trust, Class C, Series 2019-1A, 3.26%, 03/17/25‡	305,000	309,110
First Investors Auto Owner Trust, Class D, Series 2017-1A, 3.60%, 04/17/23‡	145,000	147,243
Flagship Credit Auto Trust, Class B, Series 2016-2, 3.84%, 09/15/22‡	111,618	111,997
Foundation Finance Trust, Class A, Series 2017-1A, 3.30%, 07/15/33‡	256,633	257,847
Foursight Capital Automobile Receivables Trust, Class A2, Series 2016-1, 2.87%, 10/15/21‡	36,837	36,855
Foursight Capital Automobile Receivables Trust, Class C, Series 2018-1, 3.68%, 08/15/23‡	445,000	451,383
FREED ABS Trust, Class B, Series 2018-2, 4.61%, 10/20/25‡	250,000	256,228
FREED ABS Trust, Class B, Series 2019-2, 3.19%, 11/18/26‡	220,000	219,558
GLS Auto Receivables Issuer Trust, Class B, Series 2019-3A, 2.72%, 06/17/24‡	220,000	220,579

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	$93,840	$93,896
Hardee’s Funding LLC, Class A2I, Series 2018-1A, 4.25%, 06/20/48‡	202,438	203,865
Hertz Vehicle Financing II LP, Class A, Series 2015-3A, 2.67%, 09/25/21‡	101,000	101,298
Hertz Vehicle Financing II LP, Class A, Series 2016-4A, 2.65%, 07/25/22‡	295,000	296,673
Kabbage Funding LLC, Class A, Series 2019-1, 3.83%, 03/15/24‡	200,000	202,272
Lendmark Funding Trust, Class A, Series 2018-2A, 4.23%, 04/20/27‡	390,000	401,196
Marlette Funding Trust, Class A, Series 2019-2A, 3.13%, 07/16/29‡	210,593	211,987
Marlette Funding Trust, Class A, Series 2019-4A, 2.39%, 12/17/29‡	205,000	205,199
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36‡	218,394	221,320
MVW Owner Trust, Class A, Series 2019-2A, 2.22%, 10/20/38‡	210,124	208,983
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	125,596	125,807
NextGear Floorplan Master Owner Trust, Class A2, Series 2018-1A, 3.22%, 02/15/23‡	145,000	146,739
NMEF Funding LLC, Class B, Series 2019-A, 3.06%, 08/15/26‡	175,000	174,720
Octane Receivables Trust, Class A, Series 2019-1A, 3.16%, 09/20/23‡	175,000	174,926
OneMain Direct Auto Receivables Trust, Class C, Series 2018-1A, 3.85%, 10/14/25‡	250,000	255,835
OneMain Financial Issuance Trust, Class A, Series 2019-1A, 3.48%, 02/14/31‡	215,000	217,381
Oportun Funding IX LLC, Class A, Series 2018-B, 3.91%, 07/08/24‡	390,000	395,344
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	131,435	132,121
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Orange Lake Timeshare Trust, Class B, Series 2019-A, 3.36%, 04/09/38‡	$199,329	$201,515
Prosper Marketplace Issuance Trust, Class A, Series 2019-3A, 3.19%, 07/15/25‡	129,711	130,387
Santander Drive Auto Receivables Trust, Class C, Series 2017-1, 2.58%, 05/16/22	295,049	295,264
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24‡	180,000	179,714
Sofi Consumer Loan Program LLC, Class A, Series 2016-3, 3.05%, 12/26/25‡	132,541	132,776
Sofi Consumer Loan Program LLC, Class A, Series 2017-1, 3.28%, 01/26/26‡	156,156	156,655
Sofi Consumer Loan Program Trust, Class A, Series 2019-3, 2.90%, 05/25/28‡	177,858	179,007
Sofi Consumer Loan Program Trust, Class A1, Series 2018-3, 3.20%, 08/25/27‡	92,427	92,574
Sofi Consumer Loan Program Trust, Class A2, Series 2018-2, 3.35%, 04/26/27‡	305,000	306,894
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46‡	170,625	182,522
Tesla Auto Lease Trust, Class B, Series 2018-B, 4.12%, 10/20/21‡	310,000	316,976
Tidewater Auto Receivables Trust, Class B, Series 2018-AA, 3.45%, 11/15/24‡	525,000	528,910
Tricolor Auto Securitization Trust, Class B, Series 2018-2A, 4.76%, 02/15/22‡	308,465	317,213
TRIP Rail Master Funding LLC, Class A1, Series 2017-1A, 2.71%, 08/15/47‡	348,129	348,619
United Auto Credit Securitization Trust, Class D, Series 2019-1, 3.47%, 08/12/24‡	205,000	207,245
Upstart Securitization Trust, Class A, Series 2019-1, 3.45%, 04/20/26‡	143,007	143,395
Upstart Securitization Trust, Class A, Series 2019-2, 2.90%, 09/20/29‡	184,584	185,137
Upstart Securitization Trust, Class A, Series 2019-3, 2.68%, 01/21/30‡	210,000	209,983

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Upstart Securitization Trust, Class B, Series 2017-2, 3.75%, 03/20/25‡	$85,321	$85,462
US Auto Funding LLC, Class B, Series 2019-1A, 3.99%, 12/15/22‡	305,000	308,987
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	149,867	150,019
Westgate Resorts LLC, Class A, Series 2016-1A, 3.50%, 12/20/28‡	128,340	128,741
Westgate Resorts LLC, Class A, Series 2018-1A, 3.38%, 12/20/31‡	314,091	317,509
Westlake Automobile Receivables Trust, Class C, Series 2018-3A, 3.61%, 10/16/23‡	380,000	385,477
Westlake Automobile Receivables Trust, Class D, Series 2018-2A, 4.00%, 01/16/24‡	215,000	219,991
Total Asset Backed Securities (Cost $21,348,155)		21,494,246
CORPORATE BONDS — 22.5%
Communication Services — 1.4%
AT&T, Inc., 3.07%, (3-Month USD LIBOR + 1.18%), 06/12/24@	190,000	193,421
Crown Castle International Corp., 4.88%, 04/15/22	230,000	243,718
Live Nation Entertainment, Inc., 4.75%, 10/15/27‡	25,000	25,921
Sirius XM Radio, Inc., 4.63%, 07/15/24‡	45,000	47,344
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25‡	200,000	212,379
Verizon Communications, Inc., 3.01%, (3-Month USD LIBOR + 1.10%), 05/15/25@	267,000	273,329
Total Communication Services		996,112
Consumer Discretionary — 1.5%
Aptiv Corp., 4.15%, 03/15/24	215,000	227,973
Bunge Ltd. Finance Corp., 4.35%, 03/15/24	245,000	257,545
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	360,000	362,094
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24	190,000	207,179
Total Consumer Discretionary		1,054,791
Investments	Principal	Value
CORPORATE BONDS (continued)
Consumer Staples — 1.2%
Altria Group, Inc., 3.80%, 02/14/24	$313,000	$329,813
Campbell Soup Co., 3.65%, 03/15/23	290,000	302,312
Conagra Brands, Inc., 4.30%, 05/01/24	200,000	215,531
Total Consumer Staples		847,656
Energy — 0.8%
Boardwalk Pipelines LP, 4.95%, 12/15/24	150,000	162,386
Kinder Morgan, Inc., 5.63%, 11/15/23‡	355,000	392,702
Total Energy		555,088
Financials — 10.9%
Ares Capital Corp., 3.50%, 02/10/23	195,000	198,054
Aviation Capital Group LLC, 3.88%, 05/01/23‡	306,000	316,379
Bank of America Corp., 2.94%, (3-Month USD LIBOR + 1.00%), 04/24/23@	345,000	348,962
Bank of America Corp., 2.66%, (3-Month USD LIBOR + 0.77%), 02/05/26@(a)	153,000	153,019
Bank of New York Mellon Corp. (The), Series E, 4.95%, (3-Month USD LIBOR + 3.42%)#@	360,000	363,683
Capital One Financial Corp., 3.75%, 07/28/26	190,000	200,358
Citadel LP, 4.88%, 01/15/27‡	75,000	79,051
Citigroup, Inc., 2.90%, (3-Month USD LIBOR + 0.96%), 04/25/22@	215,000	217,896
Citigroup, Inc., 3.20%, 10/21/26	245,000	254,419
Goldman Sachs Group, Inc. (The), 3.00%, 04/26/22	330,000	334,228
Goldman Sachs Group, Inc. (The), 3.51%, (3-Month USD LIBOR + 1.60%), 11/29/23@	170,000	176,195
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/27	235,000	250,352
Goldman Sachs Group, Inc. (The), 3.69%, (3-Month USD LIBOR + 1.75%), 10/28/27@	170,000	177,470
JPMorgan Chase & Co., Series Z, 5.30%, (3-Month USD LIBOR + 3.80%)#@	430,000	433,361

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co., 2.84%, (3-Month USD LIBOR + 0.90%), 04/25/23@	$255,000	$257,319
Lincoln National Corp., 4.01%, (3-Month USD LIBOR + 2.04%), 04/20/67@	60,000	50,791
Morgan Stanley, 3.34%, (3-Month USD LIBOR + 1.40%), 10/24/23@	445,000	454,819
Morgan Stanley, Series F, 3.88%, 04/29/24	410,000	436,131
Navient Corp., 5.88%, 10/25/24	200,000	214,498
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43@	84,000	90,457
Santander Holdings USA, Inc., 3.70%, 03/28/22	205,000	210,772
Santander Holdings USA, Inc., Series FXD, 3.50%, 06/07/24	240,000	247,080
SBA Tower Trust, 2.88%, 07/09/21‡	780,000	783,575
SBA Tower Trust, 3.17%, 04/11/22‡	780,000	788,684
Synchrony Financial, 4.38%, 03/19/24	315,000	336,311
Wells Fargo & Co., 3.75%, 01/24/24	305,000	322,675
Total Financials		7,696,539
Health Care — 1.1%
Cigna Corp., Series WI, 2.55%, (3-Month USD LIBOR + 0.65%), 09/17/21@	350,000	350,022
Mylan NV, 3.95%, 06/15/26	275,000	286,930
Tenet Healthcare Corp., 4.88%, 01/01/26‡	105,000	110,108
Total Health Care		747,060
Healthcare – Services — 0.3%
Anthem, Inc., 2.38%, 01/15/25	185,000	185,001
Industrials — 1.2%
CNH Industrial Capital LLC, 4.20%, 01/15/24	280,000	296,851
Continental Airlines Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	15,075	15,168
General Electric Co., Series D, 5.00%, (3-Month USD LIBOR + 3.33%)#@	175,000	171,672
Investments	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.13%, 08/01/23‡	$250,000	$264,075
TransDigm, Inc., 6.25%, 03/15/26‡	70,000	75,914
Total Industrials		823,680
Information Technology — 1.0%
Broadcom, Inc., 3.63%, 10/15/24‡	290,000	301,763
Dell International LLC/EMC Corp., 4.00%, 07/15/24‡	250,000	262,097
Hewlett Packard Enterprise Co., 2.25%, 04/01/23	180,000	179,959
Total Information Technology		743,819
Materials — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.33%, (3-Month USD LIBOR + 3.50%), 07/15/21@‡	200,000	200,700
Real Estate — 0.6%
iStar, Inc., 4.75%, 10/01/24	60,000	62,300
Service Properties Trust, 4.65%, 03/15/24	330,000	344,023
Total Real Estate		406,323
Utilities — 2.2%
CenterPoint Energy, Inc., 2.50%, 09/01/24	180,000	180,453
DPL, Inc., 4.35%, 04/15/29‡	250,000	241,514
DTE Energy Co., Series C, 2.53%, 10/01/24	179,000	180,073
Exelon Corp., 3.50%, 06/01/22	175,000	179,787
NRG Energy, Inc., 3.75%, 06/15/24‡	204,000	211,116
PSEG Power LLC, 3.85%, 06/01/23	330,000	346,557
Vistra Operations Co. LLC, 3.55%, 07/15/24‡	235,000	238,303
Total Utilities		1,577,803
Total Corporate Bonds (Cost $15,462,339)		15,834,572
FOREIGN BONDS — 5.5%
Consumer Staples — 0.4%
BAT Capital Corp. (United Kingdom), 2.76%, 08/15/22	255,000	258,841

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Principal	Value
FOREIGN BONDS (continued)
Energy — 0.3%
CNOOC Finance 2013 Ltd. (China), 3.00%, 05/09/23	$200,000	$203,541
Financials — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.50%, 05/15/21	250,000	258,101
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.95%, 02/01/22	150,000	155,033
Guanay Finance Ltd. (Chile), 6.00%, 12/15/20‡	220,011	223,311
Industrial & Commercial Bank of China Ltd. (China), 2.96%, 11/08/22	250,000	254,083
Toronto-Dominion Bank (The) (Canada), 2.65%, 06/12/24	57,000	58,427
Total Financials		948,955
Industrials — 0.9%
Avolon Holdings Funding Ltd. (Ireland), 3.95%, 07/01/24‡	249,000	259,794
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, Series 2012-1A (Guernsey), 5.13%, 11/30/22‡	392,487	401,874
Total Industrials		661,668
Materials — 0.9%
Glencore Funding LLC (Switzerland), 4.13%, 05/30/23‡	410,000	427,520
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	200,000	204,417
Total Materials		631,937
Oil & Gas — 0.3%
Petroleos Mexicanos (Mexico), 4.63%, 09/21/23	180,000	188,355
Sovereign Government — 1.4%
Egypt Government International Bond (Egypt), 5.88%, 06/11/25‡(a)	200,000	213,108
Indonesia Government International Bond (Indonesia), 5.88%, 01/15/24‡	200,000	226,627
Republic of South Africa Government International Bond (South Africa), 5.88%, 09/16/25	200,000	220,529
Investments	Principal	Value
FOREIGN BONDS (continued)
Sovereign Government (continued)
Turkey Government International Bond (Turkey), 6.35%, 08/10/24	$200,000	$209,440
Turkey Government International Bond (Turkey), 7.38%, 02/05/25	105,000	114,894
Total Sovereign Government		984,598
Total Foreign Bonds (Cost $3,807,347)		3,877,895
U.S. TREASURY NOTES — 4.1%
U.S. Treasury Note, 2.25%, 03/31/21	420,000	423,298
U.S. Treasury Note, 1.75%, 06/15/22	2,100,000	2,108,900
U.S. Treasury Note, 2.63%, 02/15/29	365,000	387,178
Total U.S. Treasury Notes (Cost $2,922,618)		2,919,376
TERM LOANS — 3.7%
Aerospace — 0.3%
Kestrel Bidco, Inc., 4.72%, 12/11/26(b)	70,000	70,719
TransDigm, Inc., 4.30%, (1-Month USD LIBOR + 2.50%), 08/22/24@	165,767	166,527
Total Aerospace		237,246
Chemicals — 0.3%
Ineos US Finance LLC, 3.80%, (1-Month USD LIBOR + 2.00%), 04/01/24@	243,862	244,360
Financials — 0.2%
Delos Finance S.a.r.l., 3.69%, (3-Month USD LIBOR + 1.75%), 10/06/23@	153,300	154,083
Food and Drug — 0.1%
Albertson’s LLC, 4.55%, (1-Month USD LIBOR + 2.75%), 11/17/25@	76,072	76,851
Food/Tobacco — 0.3%
Aramark Servies, Inc., 3.55%, (1-Month USD LIBOR + 1.75%), 03/28/24@	202,310	203,448
Gaming/Leisure — 0.4%
StationCasinos LLC, 4.30%, (1-Month USD LIBOR + 2.50%), 06/08/23@	260,978	262,598
Health Care — 0.4%
Select Medical Corp., 4.58%, (3-Month USD LIBOR + 2.50%), 03/06/25@	14,981	15,032

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Principal	Value
TERM LOANS (continued)
Health Care (continued)
Valeant Pharmaceuticals International, Inc., 4.74%, (1-Month USD LIBOR + 3.00%), 06/02/25@	$279,871	$281,825
Total Health Care		296,857
Media/Telecom – Broadcasting — 0.2%
Nexstar Media Group, Inc., 4.45%, (1-Month USD LIBOR + 2.75%), 09/18/26@	105,000	105,734
Media/Telecom – Cable/Wireless Video — 0.5%
CSC Holdings, LLC (fka CSC Holdings, Inc. (Cablevision)), 3.99%, (1-Month USD LIBOR + 2.25%), 07/17/25@	185,465	186,057
Virgin Media Bristol LLC, 4.24%, (1-Month USD LIBOR + 2.50%), 01/31/28@	145,000	146,097
Total Media/Telecom – Cable/Wireless Video		332,154
Media/Telecom – Diversified Media — 0.2%
Clear Channel, 5.30%, (1-Month USD LIBOR + 3.50%), 08/21/26@	109,725	110,518
Media/Telecom – Telecommunications — 0.4%
CenturyLink, Inc., 4.55%, (1-Month USD LIBOR + 2.75%), 01/31/25@	254,183	255,613
Media/Telecom – Wireless Communications — 0.0%**
CommScope Holding Co., Inc., 5.05%, (1-Month USD LIBOR + 3.25%), 04/06/26@	24,938	25,125
Transportation – Land Transportation — 0.0%**
Genesse & Wyoming Inc., 3.91%, (3-Month USD LIBOR + 2.00%), 11/06/26@	25,000	25,272
Utilities — 0.4%
Calpine Corp., 4.20%, (3-Month USD LIBOR + 2.50%), 01/15/24@	280,349	282,162
Total Term Loans (Cost $2,586,843)		2,612,021
FEDERAL HOME LOAN MORTGAGE CORPORATION — 1.0%
Federal National Mortgage Association, 3.50%, 07/01/49 (Cost $689,596)	672,125	691,089
Investments	Principal/ Shares	Value
MONEY MARKET FUND — 2.0%
JPMorgan U.S. Government Money Market Fund – Institutional Class, 1.45%(c) (Cost $1,381,416)	1,381,416	$1,381,416
REPURCHASE AGREEMENTS — 0.4%(d)
HSBC Securities USA, Inc., dated 12/31/19, due 01/02/20,1.55%, total to be received $71,532, (collateralized by various U.S. Government Agency Obligations, 0.00% – 2.63%, 01/09/20 – 05/15/47, totaling $72,945)	$71,526	71,526
RBC Dominion Securities, Inc., dated 12/31/19, due 01/02/20,1.57%, total to be received $250,022, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/30/21 – 12/01/49, totaling $254,279)	250,000	250,000
Total Repurchase Agreements (Cost $321,526)		321,526
Total Investments — 100.8% (Cost $70,198,337)		70,889,626
Liabilities in Excess of Other Assets — (0.8%)		(615,334)
Net Assets — 100.0%		$70,274,292

____________

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

#        Perpetual security with no stated maturity date.

@       Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2019.

^        Is in default.

*        Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

**       Less than 0.05%.

‡        Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $312,987; the aggregate market value of the collateral held by the fund is $321,526.

(b)     This loan will settle after December 31, 2019 at which time the interest rate will be determined.

(c)      Rate shown reflects the 7-day yield as of December 31, 2019.

(d)     Collateral received from brokers for securities lending was invested in these short-term investments.

ɸ        Fair valued using significant unobservable inputs. See note 2 regarding fair value measurements.

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$—	$21,742,146	$15,339	$21,757,485
Asset Backed Securities	—	21,494,246	—	21,494,246
Corporate Bonds	—	15,834,572	—	15,834,572
Foreign Bonds	—	3,877,895	—	3,877,895
U.S. Treasury Notes	—	2,919,376	—	2,919,376
Term Loans	—	2,612,021	—	2,612,021
Federal Home Loan Mortgage Corporation	—	691,089	—	691,089
Money Market Fund	1,381,416	—	—	1,381,416
Repurchase Agreements	—	321,526	—	321,526
Total	$1,381,416	$69,492,871	$15,339	$70,889,626

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace	0.3%
Asset Backed Securities	30.6
Chemicals	0.3
Commercial Mortgage Backed Securities	3.8
Communication Services	1.4
Consumer Discretionary	1.5
Consumer Staples	1.6
Energy	1.1
Federal Home Loan Mortgage Corporation	1.0
Financials	12.4
Food and Drug	0.1
Food/Tobacco	0.3
Gaming/Leisure	0.4
Health Care	1.5
Healthcare – Services	0.3
Industrials	2.1
Information Technology	1.0
Materials	1.2
Media/Telecom – Broadcasting	0.2

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Media/Telecom – Cable/Wireless Video	0.5%
Media/Telecom – Diversified Media	0.2
Media/Telecom – Telecommunications	0.4
Media/Telecom – Wireless Communications	0.0**
Oil & Gas	0.3
Real Estate	0.6
Residential Mortgage Backed Securities	27.2
Sovereign Government	1.4
Transportation – Land Transportation	0.0**
U.S. Treasury Notes	4.1
Utilities	2.6
Money Market	2.0
Repurchase Agreements	0.4
Total Investments	100.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

____________

**       Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 78.0%
Agriculture — 6.4%
Village Farms International, Inc. (Canada)*(a)	464,557	$2,894,190
Biotechnology — 11.4%
Arena Pharmaceuticals, Inc.*	34,528	1,568,262
Cara Therapeutics, Inc.*	79,821	1,285,916
Valens Groworks Corp. (Canada)*(a)	895,930	2,369,801
Total Biotechnology		5,223,979
Household Products/Wares — 1.2%
Greenlane Holdings, Inc., Class A*(a)	167,936	546,632
Investment Companies — 1.8%
Canopy Rivers, Inc. (Canada)*	933,766	820,893
Pharmaceuticals — 51.0%
Aleafia Health, Inc. (Canada)*(a)	2,483,835	1,149,259
Aphria, Inc. (Canada)*(a)	398,361	2,079,444
Aurora Cannabis, Inc. (Canada)*(a)	242,510	523,822
Canopy Growth Corp. (Canada)*(a)	73,191	1,543,598
Cardiol Therapeutics, Inc., Class A (Canada)*(a)	192,680	680,528
cbdMD, Inc.*(a)	371,910	840,517
Charlottes Web Holdings, Inc.*(a)	143,807	1,102,326
Corbus Pharmaceuticals Holdings, Inc.*(a)	380,750	2,078,895
Emerald Health Therapeutics, Inc. (Canada)*(a)	1,150,405	288,322
Green Organic Dutchman Holdings Ltd. (The) (Canada)*(a)	786,850	455,090
GW Pharmaceuticals PLC (United Kingdom)*(a)(b)	23,781	2,486,541
HEXO Corp. (Canada)*(a)	275,182	437,539
Intec Pharma Ltd. (Israel)*	383,917	191,958
Khiron Life Sciences Corp. (Canada)*(a)	951,929	778,134
MediPharm Labs Corp. (Canada)*(a)	397,028	1,181,822
Neptune Wellness Solutions, Inc. (Canada)*(a)	362,181	995,998
Organigram Holdings, Inc. (Canada)*(a)	767,825	1,888,847
Sundial Growers, Inc. (Canada)*(a)	269,390	810,864
Supreme Cannabis Co., Inc. (The) (Canada)*(a)	1,639,169	796,357
Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Tilray, Inc., Class 2 (Canada)*(a)	32,553	$557,633
WeedMD, Inc. (Canada)*(a)	1,032,492	684,745
Zynerba Pharmaceuticals, Inc.*(a)	269,715	1,629,079
Total Pharmaceuticals		23,181,318
REITS — 6.2%
Innovative Industrial Properties, Inc.	37,320	2,831,468
Total Common Stocks (Cost $61,524,620)		35,498,480
MONEY MARKET FUND — 9.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.47%(c) (Cost $4,197,499)	4,197,499	4,197,499
REPURCHASE AGREEMENTS — 39.4%(d)
BofA Securities, Inc., dated 12/31/19, due 01/02/20,1.57%, total to be received $4,183,356, (collateralized by various U.S. Government Agency Obligations, 3.00% – 4.52%, 04/01/24 – 09/01/49, totaling $4,254,644)	$4,182,991	4,182,991
Citigroup Global Markets, Inc., dated 12/31/19, due 01/02/20,1.57%, total to be received $4,183,356, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 02/13/20 – 09/20/69, totaling $4,251,631)	4,182,991	4,182,991
Daiwa Capital Markets America, dated 12/31/19, due 01/02/20,1.58%, total to be received $3,354,623, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.03%, 01/14/20 – 12/20/49, totaling $3,411,497)	3,354,329	3,354,329
HSBC Securities USA, Inc., dated 12/31/19, due 01/02/20,1.55%, total to be received $2,068,155, (collateralized by various U.S. Government Agency Obligations, 0.00% – 2.63%, 01/09/20 – 05/15/47, totaling $2,108,989)	2,067,977	2,067,977
See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 12/31/19, due 01/02/20,1.57%, total to be received $4,183,356, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 06/30/21 – 12/01/49, totaling $4,254,592)	$4,182,991	$4,182,991
Total Repurchase Agreements (Cost $17,971,279)		17,971,279
Total Investments — 126.6% (Cost $83,693,398)		57,667,258
Liabilities in Excess of Other Assets — (26.6%)		(12,129,430)
Net Assets — 100.0%		$45,537,828

____________

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*        Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $18,229,517; the aggregate market value of the collateral held by the fund is $19,770,996. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,799,717.

(b)     American Depositary Receipt.

(c)      Rate shown reflects the 7-day yield as of December 31, 2019.

(d)      Collateral received from brokers for securities lending was invested in these short-term investments.

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$35,498,480	$—	$—	$35,498,480
Money Market Fund	4,197,499	—	—	4,197,499
Repurchase Agreements	—	17,971,279	—	17,971,279
Swaps†	—	11,475	—	11,475
Total	$39,695,979	$17,982,754	$—	$57,678,733
Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$—	$(12,392)	$—	$(12,392)
Total	$—	$(12,392)	$—	$(12,392)

____________

†        Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	6.4%
Biotechnology	11.4
Household Products/Wares	1.2
Investment Companies	1.8
Pharmaceuticals	51.0
REITS	6.2
Money Market Fund	9.2
Repurchase Agreements	39.4
Total Investments	126.6
Liabilities in Excess of Other Assets	(26.6)
Net Assets	100.0%
Total Return Swap contracts outstanding as of December 31, 2019:
Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Cresco Labs ORD	151,623	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	$1,034,167	$1,039,822	$5,655
Curaleaf Holdings SUB VOT ORD	336,600	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	2,118,126	2,123,946	5,820
Green Thumb Industries SUB VOT ORD	208,100	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	2,033,635	2,028,975	(4,660)
Harvest Health and Recreation ORD	308,800	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	975,737	974,017	(1,720)
Ianthus ORD	320,500	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	472,068	471,135	(933)
Trulieve Cannabis ORD	180,800	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	2,145,638	2,140,559	(5,079)
Net Unrealized Depreciation							$(917)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of December 31, 2019 cash in the amount of $4,800,000 has been segregated as collateral from the broker for Swap contracts.

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUND — 58.7%
Debt Fund — 58.7%
AdvisorShares Sage Core Reserves ETF† (Cost $64,679,500)	650,000	$64,869,935
MONEY MARKET FUNDS — 43.2%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 1.52%(a)	43,831,182	43,831,182
Fidelity Institutional Money Market Government Portfolio – Class III, 1.24%(a)	3,383,170	3,383,170
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, 1.50%(a)	500,000	500,000
Total Money Market Funds (Cost $47,714,352)		47,714,352
Total Investments Before Securities Sold, Not Yet Purchased (Cost $112,393,852)		112,584,287
Securities Sold, Not Yet Purchased — (100.2)%(b)
COMMON STOCKS — (100.2)%
Airlines — (1.6)%
Spirit Airlines, Inc.*	(45,000)	(1,813,950)
Apparel — (1.5)%
Hanesbrands, Inc.	(115,000)	(1,707,750)
Auto Manufacturers — (1.7)%
General Motors Co.	(50,000)	(1,830,000)
Auto Parts & Equipment — (6.2)%
Adient PLC*	(75,000)	(1,593,750)
Delphi Technologies PLC*	(130,000)	(1,667,900)
Goodyear Tire & Rubber Co. (The)	(110,000)	(1,711,050)
Tenneco, Inc., Class A	(145,000)	(1,899,500)
Total Auto Parts & Equipment		(6,872,200)
Banks — (3.3)%
Cadence BanCorp	(100,000)	(1,813,000)
CIT Group, Inc.	(40,000)	(1,825,200)
Total Banks		(3,638,200)
Biotechnology — (3.2)%
Livongo Health, Inc.*	(70,000)	(1,754,200)
Nektar Therapeutics*	(80,000)	(1,726,800)
Total Biotechnology		(3,481,000)
Investments	Shares	Value
COMMON STOCKS (continued)
Chemicals — (2.9)%
Methanex Corp. (Canada)	(40,000)	$(1,545,200)
Sociedad Quimica y Minera de Chile SA (Chile)(c)	(60,000)	(1,601,400)
Total Chemicals		(3,146,600)
Commercial Services — (2.5)%
Afya Ltd., Class A (Brazil)*	(65,000)	(1,762,800)
Clarivate Analytics PLC (United Kingdom)*	(60,000)	(1,008,000)
Total Commercial Services		(2,770,800)
Computers — (4.1)%
International Business Machines Corp.	(20,000)	(2,680,800)
NetScout Systems, Inc.*	(75,000)	(1,805,250)
Total Computers		(4,486,050)
Distribution/Wholesale — (1.4)%
Resideo Technologies, Inc.*	(125,000)	(1,491,250)
Diversified Financial Services — (9.7)%
Associated Capital Group, Inc., Class A	(25,335)	(993,132)
Credit Acceptance Corp.*	(5,000)	(2,211,650)
Interactive Brokers Group, Inc., Class A	(42,500)	(1,981,350)
LendingClub Corp.*	(158,000)	(1,993,960)
Santander Consumer USA Holdings, Inc.	(72,000)	(1,682,640)
Tradeweb Markets, Inc., Class A	(40,000)	(1,854,000)
Total Diversified Financial Services		(10,716,732)
Electric — (1.2)%
PG&E Corp.*	(125,000)	(1,358,750)
Energy – Alternate Sources — (1.4)%
Sunnova Energy International, Inc.*	(140,000)	(1,562,400)
Engineering & Construction — (1.3)%
Dycom Industries, Inc.*	(30,000)	(1,414,500)
Food — (6.3)%
Beyond Meat, Inc.*	(25,000)	(1,890,000)
Grocery Outlet Holding Corp.*	(50,000)	(1,622,500)
McCormick & Co., Inc.	(11,500)	(1,951,895)
TreeHouse Foods, Inc.*	(30,000)	(1,455,000)
Total Food		(6,919,395)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS (continued)
Gas — (1.7)%
National Fuel Gas Co.	(40,000)	$(1,861,600)
Hand/Machine Tools — (1.8)%
Snap-on, Inc.	(12,000)	(2,032,800)
Internet — (7.6)%
Farfetch Ltd., Class A (United Kingdom)*	(200,000)	(2,070,000)
Netflix, Inc.*	(6,530)	(2,112,912)
Uber Technologies, Inc.*	(55,000)	(1,635,700)
Wayfair, Inc., Class A*	(28,500)	(2,575,545)
Total Internet		(8,394,157)
Leisure Time — (1.8)%
Harley-Davidson, Inc.	(54,000)	(2,008,260)
Machinery – Diversified — (1.5)%
Middleby Corp. (The)*	(15,000)	(1,642,800)
Miscellaneous Manufacturing — (1.8)%
Textron, Inc.	(45,000)	(2,007,000)
Oil & Gas — (7.6)%
Apache Corp.	(42,500)	(1,087,575)
California Resources Corp.*	(100,000)	(903,000)
Callon Petroleum Co.*	(400,000)	(1,932,000)
Cimarex Energy Co.	(20,000)	(1,049,800)
EQT Corp.	(200,000)	(2,180,000)
Noble Energy, Inc.	(50,000)	(1,242,000)
Total Oil & Gas		(8,394,375)
Packaging & Containers — (1.6)%
O-I Glass, Inc.	(150,000)	(1,789,500)
Pharmaceuticals — (1.6)%
Aerie Pharmaceuticals, Inc.*	(75,000)	(1,812,750)
Real Estate — (3.4)%
Cushman & Wakefield PLC*	(101,000)	(2,064,440)
Five Point Holdings LLC, Class A*	(250,000)	(1,737,500)
Total Real Estate		(3,801,940)
REITS — (6.3)%
Innovative Industrial Properties, Inc.	(25,000)	(1,896,750)
Macerich Co. (The)	(75,000)	(2,019,000)
Mack-Cali Realty Corp.	(50,000)	(1,156,500)
Simon Property Group, Inc.	(12,500)	(1,862,000)
Total REITS		(6,934,250)
Investments	Shares	Value
COMMON STOCKS (continued)
Retail — (1.4)%
Restaurant Brands International, Inc. (Canada)	(25,000)	$(1,594,250)
Software — (10.9)%
DouYu International Holdings Ltd. (China)*(c)	(250,000)	(2,117,500)
Dynatrace, Inc.*	(55,000)	(1,391,500)
Phreesia, Inc.*	(50,000)	(1,332,000)
Pluralsight, Inc., Class A*	(125,000)	(2,151,250)
PTC, Inc.*	(27,500)	(2,059,475)
Slack Technologies, Inc., Class A*	(75,000)	(1,686,000)
Workday, Inc., Class A*	(8,000)	(1,315,600)
Total Software		(12,053,325)
Telecommunications — (1.5)%
PagerDuty, Inc.*	(70,000)	(1,637,300)
Transportation — (1.4)%
Golar LNG Ltd. (Bermuda)	(110,000)	(1,564,200)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(108,352,767)]		(110,738,084)
Total Investments — 1.7% (Cost $4,041,085)		1,846,203
Other Assets in Excess of Liabilities — 98.3%		108,687,964
Net Assets — 100.0%		$110,534,167

____________

ETF — Exchange Traded Fund

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*        Non-income producing security.

†        Affiliated Company.

(a)      Rate shown reflects the 7-day yield as of December 31, 2019.

(b)     As of December 31, 2019 cash in the amount of $94,882,136 has been segregated as collateral from the broker for securities sold short.

(c)      American Depositary Receipt.

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$64,869,935	$—	$—	$64,869,935
Money Market Funds	47,714,352	—	—	47,714,352
Total	$112,584,287	$—	$—	$112,584,287

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(110,738,084)	$—	$—	$(110,738,084)
Total	$(110,738,084)	$—	$—	$(110,738,084)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Airlines	(1.6)%
Apparel	(1.5)
Auto Manufacturers	(1.7)
Auto Parts & Equipment	(6.2)
Banks	(3.3)
Biotechnology	(3.2)
Chemicals	(2.9)
Commercial Services	(2.5)
Computers	(4.1)
Debt Fund	58.7
Distribution/Wholesale	(1.4)
Diversified Financial Services	(9.7)
Electric	(1.2)
Energy – Alternate Sources	(1.4)
Engineering & Construction	(1.3)
Food	(6.3)
Gas	(1.7)
Hand/Machine Tools	(1.8)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Internet	(7.6)%
Leisure Time	(1.8)
Machinery – Diversified	(1.5)
Miscellaneous Manufacturing	(1.8)
Oil & Gas	(7.6)
Packaging & Containers	(1.6)
Pharmaceuticals	(1.6)
Real Estate	(3.4)
REITS	(6.3)
Retail	(1.4)
Software	(10.9)
Telecommunications	(1.5)
Transportation	(1.4)
Money Market Funds	43.2
Total Investments	1.7
Other Assets in Excess of Liabilities	98.3
Net Assets	100.0%

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2019 were as follows:

Affiliated Fund Name	Value at 6/30/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2019	Value at 12/31/2019	Dividend Income
AdvisorShares Sage Core Reserves ETF	$54,785,500	$34,968,500	$(24,964,752)	$(12,748)	$93,435	650,000	$64,869,935	$851,965

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS — 61.7%
Aerospace/Defense — 0.7%
Spirit AeroSystems, Inc., 2.69%, (3-Month USD LIBOR + 0.80%), 06/15/21@	$639,000	$637,593
Airlines — 2.0%
Delta Air Lines, Inc., 2.60%, 12/04/20	1,930,000	1,936,109
Auto Manufacturers — 2.3%
General Motors Co., 2.69%, (3-Month USD LIBOR + 0.80%), 08/07/20@	1,452,000	1,454,278
General Motors Financial Co., Inc., 2.65%, 04/13/20	795,000	796,029
Total Auto Manufacturers		2,250,307
Banks — 6.8%
Bank of America Corp., Series L, 2.25%, 04/21/20	1,645,000	1,646,632
Bank of New York Mellon Corp. (The), Series G, 2.15%, 02/24/20	940,000	940,087
Citigroup, Inc., 2.96%, (3-Month USD LIBOR + 1.07%), 12/08/21@	1,433,000	1,452,486
Goldman Sachs Group, Inc. (The), 2.60%, 12/27/20	1,632,000	1,635,598
Manufacturers & Traders Trust Co., Series BKNT, 2.21%, (3-Month USD LIBOR + 0.27%), 01/25/21@	520,000	520,340
Truist Bank, Series BKNT, 2.13%, (3-Month USD LIBOR + 0.22%), 06/01/20@	400,000	400,208
Total Banks		6,595,351
Building Materials — 0.4%
Vulcan Materials Co., 2.49%, (3-Month USD LIBOR + 0.60%), 06/15/20@	430,000	430,474
Commercial Services — 2.1%
Equifax, Inc., 3.60%, 08/15/21	1,420,000	1,453,251
Equifax, Inc., 2.78%, (3-Month USD LIBOR + 0.87%), 08/15/21@	570,000	572,221
Total Commercial Services		2,025,472
Computers — 6.0%
Apple, Inc., 2.00%, 11/13/20	410,000	411,103
Dell International LLC/EMC Corp., 4.42%, 06/15/21‡	1,035,000	1,065,378
Investments	Principal	Value
CORPORATE BONDS (continued)
Computers (continued)
Dell, Inc., 4.63%, 04/01/21(a)	$1,415,000	$1,458,016
EMC Corp., 2.65%, 06/01/20	970,000	971,387
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	1,914,000	1,935,962
Total Computers		5,841,846
Diversified Financial Services — 6.7%
Air Lease Corp., 2.13%, 01/15/20	1,035,000	1,034,949
Air Lease Corp., 3.50%, 01/15/22	1,420,000	1,459,780
American Express Credit Corp., Series MTN, 2.20%, 03/03/20	725,000	725,030
American Express Credit Corp., Series F, 2.94%, (3-Month USD LIBOR + 1.05%), 09/14/20@	611,000	614,522
Capital One Financial Corp., 2.50%, 05/12/20	1,645,000	1,647,258
International Lease Finance Corp., 8.25%, 12/15/20	515,000	544,565
Synchrony Financial, 2.70%, 02/03/20	483,000	483,175
Total Diversified Financial Services		6,509,279
Electric — 3.3%
Edison International, 2.40%, 09/15/22(a)	1,350,000	1,347,233
Entergy Corp., 4.00%, 07/15/22	930,000	971,128
Exelon Generation Co. LLC, 2.95%, 01/15/20	296,000	296,052
Florida Power & Light Co., 2.31%, (3-Month USD LIBOR + 0.40%), 05/06/22@	627,000	627,026
Total Electric		3,241,439
Food — 0.7%
Tyson Foods, Inc., 2.46%, (3-Month USD LIBOR + 0.55%), 06/02/20@(a)	692,000	692,972
Healthcare – Products — 1.2%
Zimmer Biomet Holdings, Inc., 2.70%, 04/01/20	820,000	820,559
Zimmer Biomet Holdings, Inc., 2.65%, (3-Month USD LIBOR + 0.75%), 03/19/21@	390,000	390,041
Total Healthcare – Products		1,210,600

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS (continued)
Home Builders — 1.5%
D.R. Horton, Inc., 4.00%, 02/15/20	$1,470,000	$1,473,324
Housewares — 1.4%
Tupperware Brands Corp., 4.75%, 06/01/21(a)	1,307,000	1,317,517
Internet — 0.7%
Expedia Group, Inc., 5.95%, 08/15/20	660,000	674,814
Media — 2.8%
Comcast Corp., 3.13%, 07/15/22	795,000	820,226
DISH DBS Corp., 5.13%, 05/01/20	1,238,000	1,247,211
DISH DBS Corp., 6.75%, 06/01/21	654,000	689,493
Total Media		2,756,930
Oil & Gas — 2.6%
Occidental Petroleum Corp., 2.60%, 08/13/21	2,265,000	2,282,478
Phillips 66, 2.52%, (3-Month USD LIBOR + 0.60%), 02/26/21@	200,000	200,014
Total Oil & Gas		2,482,492
Pharmaceuticals — 2.0%
Elanco Animal Health, Inc., 3.91%, 08/27/21	1,890,000	1,939,467
Pipelines — 8.7%
Buckeye Partners LP, 4.88%, 02/01/21	1,910,000	1,944,478
Energy Transfer Operating LP, 7.50%, 10/15/20	1,860,000	1,933,338
Energy Transfer Operating LP, 4.65%, 06/01/21	500,000	515,350
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	1,670,000	1,691,659
NuStar Logistics LP, 6.75%, 02/01/21	935,000	972,774
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	1,411,000	1,450,604
Total Pipelines		8,508,203
REITS — 2.0%
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20	1,922,000	1,938,187
Investments	Principal	Value
CORPORATE BONDS (continued)
Retail — 3.3%
Dollar Tree, Inc., 2.70%, (3-Month USD LIBOR + 0.70%), 04/17/20@	$270,000	$270,052
Penske Automotive Group, Inc., 3.75%, 08/15/20	965,000	977,436
QVC, Inc., 4.38%, 03/15/23	1,870,000	1,931,486
Total Retail		3,178,974
Semiconductors — 0.5%
Xilinx, Inc., 3.00%, 03/15/21	500,000	506,468
Software — 0.5%
VMware, Inc., 2.30%, 08/21/20	461,000	461,706
Telecommunications — 3.2%
AT&T, Inc., 2.89%, (3-Month USD LIBOR + 0.93%), 06/30/20@	1,930,000	1,937,047
Sprint Corp., 7.25%, 09/15/21	1,140,000	1,207,625
Total Telecommunications		3,144,672
Trucking & Leasing — 0.3%
Aviation Capital Group LLC, 2.61%, (3-Month USD LIBOR + 0.67%), 07/30/21@‡	270,000	270,065
Total Corporate Bonds (Cost $59,894,984)		60,024,261
ASSET BACKED SECURITIES — 19.9%
Diversified Financial Services — 19.9%
American Express Credit Account Master Trust, Class A, Series 2017-6, 2.04%, 05/15/23	2,150,000	2,153,455
Cabela’s Credit Card Master Note Trust, Class A1, Series 2015-1A, 2.26%, 03/15/23	725,000	725,320
Cabela’s Credit Card Master Note Trust, Class A2, Series 2015-1A, 2.28%, (1-Month USD LIBOR + 0.54%), 03/15/23@	285,000	285,233
Capital One Multi-Asset Execution Trust, Class A1, Series 2017-A1, 2.00%, 01/17/23	725,000	725,102
Capital One Multi-Asset Execution Trust, Class A4, Series 2017-A4, 1.99%, 07/17/23	1,400,000	1,401,579

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Carmax Auto Owner Trust, Class A2A, Series 2019-2, 2.69%, 07/15/22	$1,865,289	$1,874,349
Carmax Auto Owner Trust, Class A3, Series 2016-3, 1.39%, 05/17/21	199,473	199,570
Citibank Credit Card Issuance Trust, Class A3, Series 2017-A3, 1.92%, 04/07/22	2,145,000	2,144,939
Discover Card Execution Note Trust, Class A, Series 2015-A2, 1.90%, 10/17/22	2,522,000	2,522,359
Honda Auto Receivables Owner Trust, Class A3, Series 2016-4, 1.21%, 12/18/20	117,114	117,024
Honda Auto Receivables Owner Trust, Class A3, Series 2017-1, 1.72%, 07/21/21	192,198	192,044
Huntington Auto Trust, Class A4, Series 2016-1, 1.93%, 04/15/22	1,444,617	1,443,983
Hyundai Auto Receivables Trust, Class B, Series 2016-B, 1.82%, 11/15/22	520,000	518,601
Nissan Auto Receivables Owner Trust, Class A3, Series 2016-C, 1.18%, 01/15/21	99,831	99,773
Santander Drive Auto Receivables Trust, Class C, Series 2017-3, 2.76%, 12/15/22	725,000	727,333
Synchrony Credit Card Master Note Trust, Class A, Series 2015-1, 2.37%, 03/15/23	1,150,000	1,150,919
Verizon Owner Trust, Class A, Series 2017-2A, 1.92%, 12/20/21‡	1,142,991	1,142,900
World Financial Network Credit Card Master Trust, Class A, Series 2015-B, 2.55%, 06/17/24	997,000	1,000,189
World Omni Auto Receivables Trust, Class A2, Series 2018-C, 2.80%, 01/18/22	840,916	842,248
World Omni Auto Receivables Trust, Class A3, Series 2016-A, 1.77%, 09/15/21	102,545	102,512
Total Asset Backed Securities (Cost $19,358,826)		19,369,432
Investments	Principal	Value
FOREIGN BONDS — 9.5%
Banks — 4.9%
Credit Suisse AG, 5.40%, 01/14/20 (Switzerland)	$1,980,000	$1,981,872
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20 (Switzerland)	1,920,000	1,937,535
HSBC Holdings PLC, 2.50%, (3-Month USD LIBOR + 0.60%), 05/18/21 (United Kingdom)@	260,000	260,283
Sumitomo Mitsui Financial Group, Inc., 3.57%, (3-Month USD LIBOR + 1.68%), 03/09/21 (Japan)@	615,000	625,228
Total Banks		4,804,918
Oil & Gas — 2.3%
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)	1,320,000	1,464,388
Petroleos Mexicanos, 5.50%, 01/21/21 (Mexico)	775,000	797,863
Total Oil & Gas		2,262,251
Pharmaceuticals — 2.3%
Bayer US Finance II LLC, 2.58%, (3-Month USD LIBOR + 0.63%), 06/25/21 (Germany)@‡	260,000	260,886
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20 (Israel)	1,946,000	1,949,464
Total Pharmaceuticals		2,210,350
Total Foreign Bonds (Cost $9,252,082)		9,277,519
U.S. TREASURY NOTES — 6.9%
U.S. Treasury Note, 1.38%, 02/15/20(a)	1,940,000	1,939,344
U.S. Treasury Note, 1.38%, 05/31/20(a)	4,835,000	4,829,617
Total U.S. Treasury Notes (Cost $6,761,310)		6,768,961
MORTGAGE BACKED SECURITIES — 0.5%
Commercial Mortgage Backed Securities — 0.5%
Fannie Mae – Aces, Class A1, Series 2016-M1, 2.43%, 01/25/26	136,425	137,399
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2017-C05, 2.34%, (1-Month USD LIBOR + 0.55%), 01/25/30@	1,760	1,760
See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)
Investments	Shares/ Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2018-C05, 2.51%, (1-Month USD LIBOR + 0.72%), 01/25/31@	$120,085	$120,134
Freddie Mac REMICS, Class ED, Series 2010-3645, 2.50%, 12/15/20	12,594	12,577
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M1, Series 2018-DNA1, 2.24%, (1-Month USD LIBOR + 0.45%), 07/25/30@	189,121	188,982
Total Mortgage Backed Securities (Cost $461,175)		460,852
MONEY MARKET FUND — 1.6%
JPMorgan U.S. Government Money Market Fund – Institutional Class, 1.45%(b) (Cost $1,602,105)	1,602,105	1,602,105
REPURCHASE AGREEMENTS — 6.2%(c)
BNP Paribas Securities Corp., dated 12/31/19, due 01/02/20,1.57%, total to be received $1,394,690, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.00%, 02/29/20 – 12/01/49, totaling $1,419,772)	$1,394,568	1,394,568
BofA Securities, Inc., dated 12/31/19, due 01/02/20,1.57%, total to be received $1,394,690, (collateralized by various U.S. Government Agency Obligations, 3.00% – 4.52%, 04/01/24 – 09/01/49, totaling $1,418,456)	1,394,568	1,394,568
Citigroup Global Markets, Inc., dated 12/31/19, due 01/02/20,1.57%, total to be received $1,394,690, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 02/13/20 – 09/20/69, totaling $1,417,452)	1,394,568	1,394,568
Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Daiwa Capital Markets America, dated 12/31/19, due 01/02/20,1.58%, total to be received $1,394,690, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.03%, 01/14/20 – 12/20/49, totaling $1,418,336)	$1,394,568	$1,394,568
HSBC Securities USA, Inc., dated 12/31/19, due 01/02/20,1.55%, total to be received $413,294, (collateralized by various U.S. Government Agency Obligations, 0.00% – 2.63%, 01/09/20 – 05/15/47, totaling $421,454)	413,258	413,258
Total Repurchase Agreements (Cost $5,991,530)		5,991,530
Total Investments — 106.3% (Cost $103,322,012)		103,494,660
Liabilities in Excess of Other Assets — (6.3%)		(6,170,129)
Net Assets — 100.0%		$97,324,531

____________

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

@       Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2019.

‡        Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $7,857,307; the aggregate market value of the collateral held by the fund is $8,032,792. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,041,262.

(b)     Rate shown reflects the 7-day yield as of December 31, 2019.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$60,024,261	$—	$60,024,261
Asset Backed Securities	—	19,369,432	—	19,369,432
Foreign Bonds	—	9,277,519	—	9,277,519
U.S. Treasury Notes	—	6,768,961	—	6,768,961
Mortgage Backed Securities	—	460,852	—	460,852
Futures Contracts†	21,242	—	—	21,242
Money Market Fund	1,602,105	—	—	1,602,105
Repurchase Agreements	—	5,991,530	—	5,991,530
Total	$1,623,347	$101,892,555	$—	$103,515,902
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts†	$(7,999)	$—	$—	$(7,999)
Total	$(7,999)	$—	$—	$(7,999)

____________

†        Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	0.7%
Airlines	2.0
Auto Manufacturers	2.3
Banks	11.7
Building Materials	0.4
Commercial Mortgage Backed Securities	0.5
Commercial Services	2.1
Computers	6.0
Diversified Financial Services	26.6
Electric	3.3
Food	0.7
Healthcare – Products	1.2
Home Builders	1.5
Housewares	1.4
Internet	0.7
Media	2.8

SUMMARY OF SCHEDULE OF INVESTMENTS
(continued)

% of Net Assets
Oil & Gas	4.9%
Pharmaceuticals	4.3
Pipelines	8.7
REITS	2.0
Retail	3.3
Semiconductors	0.5
Software	0.5
Telecommunications	3.2
Trucking & Leasing	0.3
U.S. Treasury Notes	6.9
Money Market Fund	1.6
Repurchase Agreements	6.2
Total Investments	106.3
Liabilities in Excess of Other Assets	(6.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)

Futures contracts outstanding as of December 31, 2019:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Yr. Note	Jefferies LLC	March 2020	55	$11,860,499	$11,852,500	$(7,999)
U.S. Treasury 5 Yr. Note	Jefferies LLC	March 2020	(50)	(5,951,710)	(5,930,468)	21,242
Net Unrealized Appreciation						$13,243

Cash posted as collateral from broker for futures contracts was $229,604 at December 31, 2019.

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS — 91.5%
Debt Fund — 17.5%
First Trust Low Duration Opportunities ETF(a)	10,313	$534,214
Invesco Senior Loan ETF(a)	23,622	539,054
iShares Core U.S. Aggregate Bond ETF(a)	2,482	278,902
iShares Interest Rate Hedged High Yield Bond ETF(a)	6,008	538,411
iShares Short-Term Corporate Bond ETF(a)	15,287	819,842
Total Debt Fund		2,710,423
Equity Fund — 74.0%
Consumer Staples Select Sector SPDR Fund	8,475	533,755
Financial Select Sector SPDR Fund	17,769	546,930
Health Care Select Sector SPDR Fund	5,610	571,435
iShares MSCI EAFE ETF	20,853	1,448,032
iShares Russell 2000 ETF	2,769	458,740
SPDR S&P 500 ETF Trust	22,606	7,275,967
Technology Select Sector SPDR Fund	6,362	583,205
Total Equity Fund		11,418,064
Total Exchange Traded Funds (Cost $11,085,520)		14,128,487
MONEY MARKET FUND — 8.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 1.51%(b) (Cost $1,304,691)	1,304,691	1,304,691
Investments	Notional Amount	Contracts	Value
PURCHASED PUT OPTION — 0.1%
SPDR S&P 500 ETF Trust, Option expiring 06/19/20, Strike Price $255.00 (Cost $21,801)	$3,085,500	121	$19,783
Total Investments Before Written Options — 100.1% (Cost $12,412,012)			15,452,961
WRITTEN CALL OPTION — (0.1)%
SPDR S&P 500 ETF Trust, expiring 01/17/20, Strike Price $327.00	(4,806,900)	(147)	(13,597)
[Premium Received $(14,382)]
Total Investments — 100.0% (Cost $12,397,630)			15,439,364
Liabilities in Excess of Other Assets — (0.0%)**			(12,975)
Net Assets — 100.0%			$15,426,389

____________

ETF — Exchange Traded Fund

**       Less than 0.05%.

(a)      All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,710,117 as of December 31, 2019.

(b)     Rate shown reflects the 7-day yield as of December 31, 2019.

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,128,487	$—	$—	$14,128,487
Purchased Put Option	19,783	—	—	19,783
Money Market Fund	1,304,691	—	—	1,304,691
Total	$15,452,961	$—	$—	$15,452,961
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Option	$(13,597)	$—	$—	$(13,597)
Total	$(13,597)	$—	$—	$(13,597)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	17.5%
Equity Fund	74.0
Purchased Put Option	0.1
Written Call Option	(0.1)
Money Market Fund	8.5
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

____________

**       Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF Schedule of Investments December 31, 2019 (Unaudited)
Investments	Shares	Value
COMMON STOCKS — 99.7%
Agriculture — 21.4%
Altria Group, Inc.	6,720	$335,395
British American Tobacco PLC (United Kingdom)(a)(b)	11,299	479,756
Imperial Brands PLC (United Kingdom)(b)	11,052	274,090
Philip Morris International, Inc.	5,778	491,650
Turning Point Brands, Inc.	13,634	389,932
Universal Corp.	5,844	333,459
Vector Group Ltd.	18,970	254,008
Total Agriculture		2,558,290
Apparel — 5.0%
LVMH Moet Hennessy Louis Vuitton SE (France)(b)	6,360	593,197
Beverages — 26.1%
Ambev SA (Brazil)(b)	66,259	308,767
Anheuser-Busch InBev SA/NV (Belgium)(b)	2,092	171,628
Boston Beer Co., Inc. (The), Class A*(a)	1,484	560,729
Brown-Forman Corp., Class B(a)	7,630	515,788
Constellation Brands, Inc., Class A	1,264	239,844
Craft Brew Alliance, Inc.*	25,155	415,058
Diageo PLC (United Kingdom)(b)	1,469	247,409
MGP Ingredients, Inc.(a)	4,361	211,290
Molson Coors Brewing Co., Class B(a)	3,203	172,642
New Age Beverages Corp.*(a)	76,085	138,475
Pernod Ricard SA (France)(b)	3,959	142,286
Total Beverages		3,123,916
Electronics — 2.5%
PerkinElmer, Inc.	3,100	301,010
Entertainment — 4.6%
RCI Hospitality Holdings, Inc.	27,078	555,099
Healthcare – Products — 11.9%
Abbott Laboratories	7,617	661,613
Thermo Fisher Scientific, Inc.	2,331	757,272
Total Healthcare – Products		1,418,885
Healthcare – Services — 3.5%
Catalent, Inc.*	7,336	413,017
Housewares — 4.7%
Scotts Miracle-Gro Co. (The)	5,290	561,692
Pharmaceuticals — 10.5%
AbbVie, Inc.	7,344	650,238
Novartis AG (Switzerland)(b)	6,395	605,542
Total Pharmaceuticals		1,255,780
Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Retail — 9.5%
BJ’s Restaurants, Inc.	11,372	$431,681
Darden Restaurants, Inc.	3,401	370,743
Dave & Buster’s Entertainment, Inc.	8,147	327,265
Total Retail		1,129,689
Total Common Stocks (Cost $11,199,217)		11,910,575
MONEY MARKET FUND — 0.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.47%(c) (Cost $10,517)	10,517	10,517
REPURCHASE AGREEMENTS — 3.3%(d)
BofA Securities, Inc., dated 12/31/19, due 01/02/20,1.57%, total to be received $249,022, (collateralized by various U.S. Government Agency Obligations, 3.00% – 4.52%, 04/01/24 – 09/01/49, totaling $253,265)	$249,000	249,000
Daiwa Capital Markets America, dated 12/31/19, due 01/02/20,1.55%, total to be received $142,729, (collateralized by various U.S. Government Agency Obligations, 0.00% – 5.25%, 01/14/20 – 02/15/49, totaling $144,547)	142,717	142,717
Total Repurchase Agreements (Cost $391,717)		391,717
Total Investments — 103.1% (Cost $11,601,451)		12,312,809
Liabilities in Excess of Other Assets — (3.1%)		(368,154)
Net Assets — 100.0%		$11,944,655

____________

PLC — Public Limited Company

*        Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,899,775; the aggregate market value of the collateral held by the fund is $1,949,914. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,558,197.

(b)     American Depositary Receipt.

(c)      Rate shown reflects the 7-day yield as of December 31, 2019.

(d)     Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF Schedule of Investments (continued) December 31, 2019 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,910,575	$—	$—	$11,910,575
Money Market Fund	10,517	—	—	10,517
Repurchase Agreements	—	391,717	—	391,717
Total	$11,921,092	$391,717	$—	$12,312,809

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	21.4%
Apparel	5.0
Beverages	26.1
Electronics	2.5
Entertainment	4.6
Healthcare – Products	11.9
Healthcare – Services	3.5
Housewares	4.7
Pharmaceuticals	10.5
Retail	9.5
Money Market Fund	0.1
Repurchase Agreements	3.3
Total Investments	103.1
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

ADVISORSHARES TRUST Statements of Assets and Liabilities December 31, 2019 (Unaudited)
	AdvisorShares Cornerstone Small Cap ETF	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright Alpha Equal Weight ETF
ASSETS
Investments, at Cost	$4,337,189	$83,247,419	$30,745,606
Investments in Affiliates, at Cost (Note 8)	—	—	—
Repurchase Agreements, at Cost (Note 2)	107,331	3,099,742	—
Total Cost of Investments	4,444,520	86,347,161	30,745,606
Investments, at Market Value (including securities on loan) (Note 2)(a)	5,143,641	108,464,110	30,631,295
Investments in Affiliates, at Market Value (Note 8)	—	—	—
Repurchase Agreements, at Market Value (Note 2)	107,331	3,099,742	—
Total Market Value of Investments	5,250,972	111,563,852	30,631,295
Cash	—	—	—
Cash collateral held at brokers	—	—	—
Dividends and Interest Receivable	4,422	196,624	1,812
Receivable from Securities Sold	—	—	1,872,495
Capital Shares Receivable	—	—	—
Reclaim Receivable	—	25,174	—
Due from Investment Advisor	6,901	—	116
Prepaid CCO Fees	—	—	—
Prepaid Expenses	2,197	6,549	—
Total Assets	5,264,492	111,792,199	32,505,718
LIABILITIES
Cash collateral for securities on loan(b)	107,331	3,099,742	—
Advisory Fees Payable	—	74,195	—
Trustee Fees Payable	650	282	79
Securities Sold, Not Yet Purchased(c)	—	—	—
Payable for Securities Purchased	—	—	—
Capital Shares Payable	—	—	1,875,257
CCO Fees Payable	122	1,309	27
Due to Custodian	769	769	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—
Accrued Expenses	38,431	117,419	1,158
Total Liabilities	147,303	3,293,716	1,876,521
NET ASSETS	$5,117,189	$108,498,483	$30,629,197
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$5,087,654	$134,468,254	$30,745,868
Total Distributable Earnings/Accumulated (Loss)	29,535	(25,969,771)	(116,671)
NET ASSETS	$5,117,189	$108,498,483	$30,629,197
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	136,476	2,000,000	1,225,000
Net Asset Value (NAV) Per Share	$37.50	$54.25	$25.00

(a) Market value of securities on loan	$913,014	$11,084,236	$—
(b) Non-cash collateral for securities on loan	$825,385	$8,244,428	$—
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Assets and Liabilities December 31, 2019 (Unaudited)
AdvisorShares Dorsey Wright FSM All Cap World ETF	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Micro-Cap ETF	AdvisorShares Dorsey Wright Short ETF	AdvisorShares DoubleLine Value Equity ETF

$27,413,007	$27,056,489	$2,034,303	$10,366,295	$53,596,902
—	—	—	17,451,006	—
—	—	115,730	—	—
27,413,007	27,056,489	2,150,033	27,817,301	53,596,902
27,448,284	27,030,208	2,414,515	10,366,295	60,228,178
—	—	—	17,464,983	—
—	—	115,730	—	—
27,448,284	27,030,208	2,530,245	27,831,278	60,228,178
—	—	—	24,799,230	—
—	—	—	42,493,356	—
—	2	3,023	53,717	61,324
—	1,882,769	—	—	—
24,938,653	—	—	—	—
—	—	—	—	—
912	201	6,000	—	—
—	—	3	841	—
—	—	—	1,899	3,441
52,387,849	28,913,180	2,539,271	95,180,321	60,292,943

—	—	115,730	—	—
—	—	—	39,827	21,878
79	68	626	447	60
—	—	—	42,226,804	—
24,901,371	—	—	5,557,522	150,119
—	1,885,561	—	5,162,516	—
27	27	—	—	873
—	—	764	—	769
—	—	—	45,423	—
1,146	1,157	40,704	30,949	55,202
24,902,623	1,886,813	157,824	53,063,488	228,901
$27,485,226	$27,026,367	$2,381,447	$42,116,833	$60,064,042

$27,450,288	$27,052,613	$2,580,076	$47,440,612	$82,004,857
34,938	(26,246)	(198,629)	(5,323,779)	(21,940,815)
$27,485,226	$27,026,367	$2,381,447	$42,116,833	$60,064,042

1,100,000	1,075,000	100,000	1,850,000	800,000
$24.99	$25.14	$23.81	$22.77	$75.08

$—	$—	$337,098	$—	$—
$—	$—	$228,845	$—	$—
$—	$—	$—	$43,834,839	$—
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Assets and Liabilities December 31, 2019 (Unaudited)
	AdvisorShares Focused Equity ETF	AdvisorShares FolioBeyond Smart Core Bond ETF	AdvisorShares Newfleet Multi-Sector Income ETF
ASSETS
Investments, at Cost	$16,062,012	$7,642,310	$69,876,811
Investments in Affiliates, at Cost (Note 8)	—	—	—
Repurchase Agreements, at Cost (Note 2)	—	1,192,776	321,526
Total Cost of Investments	16,062,012	8,835,086	70,198,337
Investments, at Market Value (including securities on loan) (Note 2)(a)	20,489,278	7,846,153	70,568,100
Investments in Affiliates, at Market Value (Note 8)	—	—	—
Repurchase Agreements, at Market Value (Note 2)	—	1,192,776	321,526
Total Market Value of Investments	20,489,278	9,038,929	70,889,626
Cash	—	—	5,857
Cash collateral held at brokers	—	—	—
Unrealized Appreciation on Swaps Contracts	—	—	—
Dividends and Interest Receivable	29,216	6,047	264,334
Receivable from Securities Sold	4,543,489	—	—
Capital Shares Receivable	—	—	—
Reclaim Receivable	—	—	—
Due from Investment Advisor	1,000	8,673	—
Prepaid CCO Fees	—	—	—
Variation Margin Receivable	—	—	—
Prepaid Expenses	1,873	296	4,587
Total Assets	25,064,856	9,053,945	71,164,404
LIABILITIES
Unrealized Depreciation on Swaps Contracts	—	—	—
Cash collateral for securities on loan(b)	—	1,192,776	321,526
Advisory Fees Payable	—	—	24,335
Trustee Fees Payable	647	838	248
Securities Sold, Not Yet Purchased(c)	—	—	—
Payable for Securities Purchased	4,264,173	—	458,385
Options Written, at value(d)	—	—	—
Capital Shares Payable	—	—	—
CCO Fees Payable	93	356	1,865
Due to Custodian	277,366	769	—
Due to Custodian – Foreign Currency(e)	—	—	—
Due to Broker	—	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—
Accrued Expenses	35,446	32,317	83,753
Total Liabilities	4,577,725	1,227,056	890,112
NET ASSETS	$20,487,131	$7,826,889	$70,274,292
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$15,712,140	$8,728,958	$77,403,086
Total Distributable Earnings/Accumulated (Loss)	4,774,991	(902,069)	(7,128,794)
NET ASSETS	$20,487,131	$7,826,889	$70,274,292
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	550,000	300,000	1,450,000
Net Asset Value (NAV) Per Share	$37.25	$26.09	$48.47
(a) Market value of securities on loan	$799,858	$1,499,022	$312,987
(b) Non-cash collateral for securities on loan	$815,965	$340,720	$—
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—
(d) Premiums received for options written	$—	$—	$—
(e) Foreign currency at cost	$—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Assets and Liabilities December 31, 2019 (Unaudited)
AdvisorShares Pure Cannabis ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Sage Core Reserves ETF	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF

$65,722,119	$47,714,352	$97,330,482	$12,412,012	$11,209,734
—	64,679,500	—	—	—
17,971,279	—	5,991,530	—	391,717
83,693,398	112,393,852	103,322,012	12,412,012	11,601,451
39,695,979	47,714,352	97,503,130	15,452,961	11,921,092
—	64,869,935	—	—	—
17,971,279	—	5,991,530	—	391,717
57,667,258	112,584,287	103,494,660	15,452,961	12,312,809
198,570	11,999,231	—	4,095	—
4,800,806	94,882,136	229,604	—	—
11,475	—	—	—	—
821,480	123,778	690,267	40,954	48,537
—	11,056,214	—	—	—
—	1,074,407	—	—	—
—	—	—	—	3,476
7,811	—	—	—	4,006
2,382	1,813	1,300	—	14
—	—	13,420	—	—
78,498	15,133	8,254	1,215	5,219
63,588,280	231,736,999	104,437,505	15,499,225	12,374,061

12,392	—	—	—	—
17,971,279	—	5,991,530	—	391,717
—	151,432	2,913	10,187	—
82	—	149	113	526
—	110,738,084	—	—	—
1,614	8,046,167	1,070,179	—	—
—	—	—	13,597	—
—	2,148,813	—	—	—
—	—	—	334	—
—	—	769	—	769
1,599	—	—	—	—
43,888	—	—	7,864	—
—	75,363	—	—	—
19,598	42,973	47,434	40,741	36,394
18,050,452	121,202,832	7,112,974	72,836	429,406
$45,537,828	$110,534,167	$97,324,531	$15,426,389	$11,944,655

$84,355,935	$396,549,182	$97,260,447	$13,306,976	$12,284,392
(38,818,107)	(286,015,015)	64,084	2,119,413	(339,737)
$45,537,828	$110,534,167	$97,324,531	$15,426,389	$11,944,655

3,800,000	20,575,000	975,000	450,000	475,000
$11.98	$5.37	$99.82	$34.28	$25.15
$18,229,517	$—	$7,857,307	$—	$1,899,775
$1,799,717	$—	$2,041,262	$—	$1,558,197
$—	$108,352,767	$—	$—	$—
$—	$—	$—	$14,382	$—
$(1,593)	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Operations For the Six Months Ended December 31, 2019 (Unaudited)
	AdvisorShares Cornerstone Small Cap ETF	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright Alpha Equal Weight ETF(1)
INVESTMENT INCOME:
Dividend Income	$26,291	$479,965	$1,812
Dividend Income from Affiliates	—	—	—
Interest Income	—	—	—
Securities lending income (net) (Note 2)	3,030	21,273	—
Foreign withholding tax	(312)	(31,054)	—
Total Investment Income	29,009	470,184	1,812

EXPENSES:
Advisory Fees	15,837	399,997	870
Accounting & Administration Fees	37,683	80,691	109
Professional Fees	11,272	31,496	383
Exchange Listing Fees	3,629	3,617	102
Custody Fees	1,618	4,284	63
Report to Shareholders	563	12,041	410
Trustee Fees	2,739	2,784	79
CCO Fees	409	8,251	27
Pricing Fees	281	114	55
Transfer Agent Fees	183	4,000	9
Insurance Fees	120	4,459	—
Dividend Expense	—	—	—
Miscellaneous Fees	604	6,594	27
Total Expenses	74,938	558,328	2,134

Advisory Fees Waived/Recoupment	(15,837)	(50,695)	(870)
Expense Reimbursement	(37,173)	—	(116)
Net Expenses	21,928	507,633	1,148
Net Investment Income (Loss)	7,081	(37,449)	664

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(141,079)	(2,263,834)	—
In-Kind Redemptions	—	—	(3,024)
Short Sales	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	302,933	11,197,430	(114,311)
Investments in Affiliates	—	—	—
Short Sales	—	—	—
Net Realized and Unrealized Gain (Loss)	161,854	8,933,596	(117,335)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$168,935	$8,896,147	$(116,671)

____________

(1)    Represents the period December 26, 2019 (commencement of operations) to December 31, 2019.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Operations For the Six Months Ended December 31, 2019 (Unaudited)
AdvisorShares Dorsey Wright FSM All Cap World ETF(1)	AdvisorShares Dorsey Wright FSM US Core ETF(1)	AdvisorShares Dorsey Wright Micro-Cap ETF	AdvisorShares Dorsey Wright Short ETF	AdvisorShares DoubleLine Value Equity ETF

$—	$2	$15,102	$127,453	$547,334
—	—	—	59,255	—
—	—	—	237,626	—
—	—	2,419	—	963
—	—	(128)	—	—
—	2	17,393	424,334	548,297

257	797	7,642	125,011	208,242
109	109	30,575	29,008	35,903
383	383	16,657	13,238	59,814
102	102	—	2,545	3,621
57	63	1,230	1,250	2,980
410	410	1,248	1,614	9,748
79	68	2,717	2,853	2,304
27	27	132	1,362	4,952
55	55	25	192	186
3	8	76	1,250	2,232
—	—	1,956	2,010	2,094
—	—	—	373,280	—
27	27	272	232	3,027
1,509	2,049	62,530	553,845	335,103

(257)	(797)	(7,642)	3,476	(67,363)
(913)	(200)	(43,807)	—	—
339	1,052	11,081	557,321	267,740
(339)	(1,050)	6,312	(132,987)	280,557

—	—	78,678	—	2,211,984
—	1,085	—	—	666,551
—	—	—	(4,518,499)	—

35,277	(26,281)	68,376	—	3,163,569
—	—	—	8,977	—
—	—	—	409,714	—
35,277	(25,196)	147,054	(4,099,808)	6,042,104

$34,938	$(26,246)	$153,366	$(4,232,795)	$6,322,661
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Operations For the Six Months Ended December 31, 2019 (Unaudited)
	AdvisorShares Focused Equity ETF	AdvisorShares FolioBeyond Smart Core Bond ETF	AdvisorShares Newfleet Multi-Sector Income ETF
INVESTMENT INCOME:
Dividend Income	$117,028	$206,047	$13,871
Dividend Income from Affiliates	—	—	—
Interest Income	—	—	1,240,258
Securities lending income (net) (Note 2)	501	3,665	407
Foreign withholding tax	—	—	—
Total Investment Income	117,529	209,712	1,254,536

EXPENSES:
Advisory Fees	74,199	16,235	181,895
Accounting & Administration Fees	36,236	15,535	54,194
Professional Fees	13,182	15,877	26,883
Exchange Listing Fees	2,259	3,879	3,610
Custody Fees	760	281	7,077
Report to Shareholders	1,525	2,280	11,344
Trustee Fees	2,866	3,162	3,088
CCO Fees	1,283	892	8,755
Pricing Fees	147	186	7,020
Transfer Agent Fees	685	244	2,728
Insurance Fees	375	362	3,320
Dividend Expense	—	—	—
Miscellaneous Fees	596	260	4,339
Total Expenses	134,113	59,193	314,253

Advisory Fees Waived/Recoupment	(59,885)	(16,235)	(41,410)
Expense Reimbursement	—	(12,111)	—
Net Expenses	74,228	30,847	272,843
Net Investment Income (Loss)	43,301	178,865	981,693

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(108,296)	(5,552)	159,753
Investments in Affiliates	—	—	—
In-Kind Redemptions	1,080,885	—	—
Swaps	—	—	—
Futures	—	—	—
Short Sales	—	—	—
Foreign Currency Transactions	—	—	—
Options Written	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	516,260	103,725	(56,250)
Investments in Affiliates	—	—	—
Short Sales	—	—	—
Options Written	—	—	—
Swaps	—	—	—
Futures	—	—	—
Foreign Currency Translations	—	—	—
Net Realized and Unrealized Gain (Loss)	1,488,849	98,173	103,503
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,532,150	$277,038	$1,085,196

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Operations For the Six Months Ended December 31, 2019 (Unaudited)
AdvisorShares Pure Cannabis ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Sage Core Reserves ETF	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF

$111,620	$987,008	$16,140	$174,508	$178,189
—	851,965	—	—	—
—	693,092	1,193,628	—	—
1,575,450	—	5,743	—	20,153
—	—	—	—	(1,883)
1,687,070	2,532,065	1,215,511	174,508	196,459

151,155	1,144,265	139,665	100,421	38,601
14,013	35,945	39,762	35,650	31,157
53,079	35,104	24,048	13,179	12,132
3,730	3,610	5,987	3,610	—
3,207	5,720	4,079	763	1,287
5,288	12,221	5,308	1,614	2,318
2,804	3,419	2,710	2,237	2,978
1,797	11,805	6,330	1,041	1,109
1,237	347	6,692	317	39
1,889	5,720	3,491	558	482
392	3,463	1,500	407	168
—	1,083,288	—	—	—
452	5,397	1,914	692	613
239,043	2,350,304	241,486	160,489	90,884

(52,620)	—	(78,542)	(22,874)	(37,713)
—	—	—	—	—
186,423	2,350,304	162,944	137,615	53,171
1,500,647	181,761	1,052,567	36,893	143,288

(8,986,188)	—	118,096	28,025	(536,402)
—	(12,748)	—	—	—
—	—	—	—	261,627
(2,507,293)	—	—	—	—
—	—	7,413	—	—
—	(27,865,629)	—	—	—
(5,704)	—	—	—	—
—	—	—	(43,023)	—

(21,802,017)	—	19,418	950,844	390,309
—	93,435	—	—	—
—	(72,523)	—	—	—
—	—	—	(5,433)	—
202,571	—	—	—	—
—	—	13,243	—	—
(1)	—	—	—	—
(33,098,632)	(27,857,465)	158,170	930,413	115,534
$(31,597,985)	$(27,675,704)	$1,210,737	$967,306	$258,822

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares Cornerstone Small Cap ETF
	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net Investment Income (Loss)	$7,081	$7,012
Net Realized Gain (Loss)	(141,079)	243,805
Net Change in Unrealized Appreciation (Depreciation)	302,933	(476,176)
Net Increase (Decrease) In Net Assets Resulting From Operations	168,935	(225,359)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(6,734)	(6,840)
Total Distributions	(6,734)	(6,840)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	2,818,966
Value of Shares Redeemed	—	(2,831,352)
Net Increase (Decrease) From Capital Stock Transactions	—	(12,386)
Net Increase (Decrease) in Net Assets	162,201	(244,585)
Net Assets:
Beginning of Year/Period	4,954,988	5,199,573
End of Year/Period	$5,117,189	$4,954,988
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	136,476	136,476
Shares Sold	—	75,000
Shares Repurchased	—	(75,000)
Shares Outstanding, End of Year/Period	136,476	136,476

____________

*       Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
AdvisorShares Dorsey Wright ADR ETF		AdvisorShares Dorsey Wright Alpha Equal Weight ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF
Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019	For the period December 26, 2019* to December 31, 2019	For the period December 26, 2019* to December 31, 2019

$(37,449)	$671,886	$664	$(339)
(2,263,834)	(29,152,407)	(3,024)	—
11,197,430	7,499,640	(114,311)	35,277

8,896,147	(20,980,881)	(116,671)	34,938

(18,253)	(669,735)	—	—
(18,253)	(669,735)	—	—

2,564,578	10,215,051	32,621,125	27,450,288
(11,142,064)	(127,066,943)	(1,875,257)	—
(8,577,486)	(116,851,892)	30,745,868	27,450,288
300,408	(138,502,508)	30,629,197	27,485,226

108,198,075	246,700,583	—	—
$108,498,483	$108,198,075	$30,629,197	$27,485,226

2,175,000	4,625,000	—	—
50,000	225,000	1,300,000	1,100,000
(225,000)	(2,675,000)	(75,000)	—
2,000,000	2,175,000	1,225,000	1,100,000
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Micro-Cap ETF
	For the period December 26, 2019* to December 31, 2019	Six months ended December 31, 2019 (Unaudited)	For the period July 10, 2018* to June 30, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(1,050)	$6,312	$(2,561)
Net Realized Gain (Loss)	1,085	78,678	(651,231)
Net Change in Unrealized Appreciation (Depreciation)	(26,281)	68,376	311,836
Net Increase (Decrease) In Net Assets Resulting From Operations	(26,246)	153,366	(341,956)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	(1,775)	—
Total Distributions	—	(1,775)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	28,938,173	1,098,973	4,158,184
Value of Shares Redeemed	(1,885,560)	(1,172,715)	(1,512,630)
Net Increase (Decrease) From Capital Stock Transactions	27,052,613	(73,742)	2,645,554
Net Increase (Decrease) in Net Assets	27,026,367	77,849	2,303,598
Net Assets:
Beginning of Year/Period	—	2,303,598	—
End of Year/Period	$27,026,367	$2,381,447	$2,303,598
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	—	100,000	—
Shares Sold	1,150,000	50,000	175,000
Shares Repurchased	(75,000)	(50,000)	(75,000)
Shares Outstanding, End of Year/Period	1,075,000	100,000	100,000

____________

*       Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
AdvisorShares Dorsey Wright Short ETF		AdvisorShares DoubleLine Value Equity ETF
Six months ended December 31, 2019 (Unaudited)	For the period July 10, 2018* to June 30, 2019	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019

$(132,987)	$65,289	$280,557	$695,083
(4,518,499)	(2,276,599)	2,878,535	(5,293,435)

418,691	1,203,321	3,163,569	4,571,285

(4,232,795)	(1,007,989)	6,322,661	(27,067)

(64,055)	(17,152)	(652,256)	(830,880)
(64,055)	(17,152)	(652,256)	(830,880)

36,438,691	46,950,851	—	—
(14,305,526)	(21,645,192)	(6,992,094)	(32,790,377)

22,133,165	25,305,659	(6,992,094)	(32,790,377)
17,836,315	24,280,518	(1,321,689)	(33,648,324)

24,280,518	—	61,385,731	95,034,055
$42,116,833	$24,280,518	$60,064,042	$61,385,731

975,000	—	900,000	1,400,000
1,450,000	1,800,000	—	—
(575,000)	(825,000)	(100,000)	(500,000)
1,850,000	975,000	800,000	900,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares Focused Equity ETF
	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net Investment Income (Loss)	$43,301	$74,174
Net Realized Gain (Loss)	972,589	(614,208)
Net Change in Unrealized Appreciation (Depreciation)	516,260	2,250,694
Net Increase (Decrease) In Net Assets Resulting From Operations	1,532,150	1,710,660
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(80,515)	(337,572)
Total Distributions	(80,515)	(337,572)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	5,542,940	1,526,590
Value of Shares Redeemed	(3,718,470)	—
Net Increase (Decrease) From Capital Stock Transactions	1,824,470	1,526,590
Net Increase (Decrease) in Net Assets	3,276,105	2,899,678
Net Assets:
Beginning of Year/Period	17,211,026	14,311,348
End of Year/Period	$20,487,131	$17,211,026
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	500,000	450,000
Shares Sold	150,000	50,000
Shares Repurchased	(100,000)	—
Shares Outstanding, End of Year/Period	550,000	500,000

____________

*       Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
AdvisorShares FolioBeyond Smart Core Bond ETF		AdvisorShares Newfleet Multi-Sector Income ETF		AdvisorShares Pure Cannabis ETF
Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019	Six months ended December 31, 2019 (Unaudited)	For the period April 17, 2019* to June 30, 2019

$178,865	$637,678	$981,693	$3,286,760	$1,500,647	$123,089
(5,552)	(127,355)	159,753	(723,197)	(11,499,185)	(1,047,973)
103,725	187,184	(56,250)	1,817,966	(21,599,447)	(4,427,616)
277,038	697,507	1,085,196	4,381,529	(31,597,985)	(5,352,500)

(175,531)	(659,376)	(1,048,058)	(3,385,118)	(1,871,199)	—
(175,531)	(659,376)	(1,048,058)	(3,385,118)	(1,871,199)	—

1,940,715	—	—	2,408,357	19,245,018	65,114,494
—	(12,658,809)	(4,842,656)	(83,853,788)	—	—
1,940,715	(12,658,809)	(4,842,656)	(81,445,431)	19,245,018	65,114,494
2,042,222	(12,620,678)	(4,805,518)	(80,449,020)	(14,224,166)	59,761,994

5,784,667	18,405,345	75,079,810	155,528,830	59,761,994	—
$7,826,889	$5,784,667	$70,274,292	$75,079,810	$45,537,828	$59,761,994

225,000	725,000	1,550,000	3,250,000	2,600,000	—
75,000	—	—	50,000	1,200,000	2,600,000
—	(500,000)	(100,000)	(1,750,000)	—	—
300,000	225,000	1,450,000	1,550,000	3,800,000	2,600,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
	AdvisorShares Ranger Equity Bear ETF
	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net Investment Income (Loss)	$181,761	$237,976
Net Realized Gain (Loss)	(27,878,377)	(28,825,802)
Net Change in Unrealized Appreciation (Depreciation)	20,912	658,109
Net Increase (Decrease) In Net Assets Resulting From Operations	(27,675,704)	(27,929,717)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(241,821)	—
Total Distributions	(241,821)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	73,885,002	108,950,893
Value of Shares Redeemed	(71,247,589)	(78,793,948)
Net Increase (Decrease) From Capital Stock Transactions	2,637,413	30,156,945
Net Increase (Decrease) in Net Assets	(25,280,112)	2,227,228
Net Assets:
Beginning of Year/Period	135,814,279	133,587,051
End of Year/Period	$110,534,167	$135,814,279
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	21,275,000	17,125,000
Shares Sold	10,750,000	14,850,000
Shares Repurchased	(11,450,000)	(10,700,000)
Shares Outstanding, End of Year/Period	20,575,000	21,275,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Statements of Changes in Net Assets
AdvisorShares Sage Core Reserves ETF		AdvisorShares STAR Global Buy-Write ETF		AdvisorShares Vice ETF
Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019

$1,052,567	$1,551,236	$36,893	$67,960	$143,288	$236,447
125,509	45,009	(14,998)	605,667	(274,775)	(765,936)
32,661	179,195	945,411	(1,829)	390,309	389,973
1,210,737	1,775,440	967,306	671,798	258,822	(139,516)

(1,082,934)	(1,508,500)	(67,959)	(64,625)	(294,624)	(193,320)
(1,082,934)	(1,508,500)	(67,959)	(64,625)	(294,624)	(193,320)

49,924,541	19,886,389	—	—	634,444	2,584,978
(24,967,941)	—	—	(3,127,207)	(1,836,958)	(1,868,954)
24,956,600	19,886,389	—	(3,127,207)	(1,202,514)	716,024
25,084,403	20,153,329	899,347	(2,520,034)	(1,238,316)	383,188

72,240,128	52,086,799	14,527,042	17,047,076	13,182,971	12,799,783
$97,324,531	$72,240,128	$15,426,389	$14,527,042	$11,944,655	$13,182,971

725,000	525,000	450,000	550,000	525,000	500,000
500,000	200,000	—	—	25,000	100,000
(250,000)	—	—	(100,000)	(75,000)	(75,000)
975,000	725,000	450,000	450,000	475,000	525,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
	AdvisorShares Cornerstone Small Cap ETF
	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019	Year ended June 30, 2018	For the period July 6, 2016* to June 30, 2017
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$36.31	$38.10	$31.41	$25.15
Investment Operations
Net Investment Income (Loss)(1)	0.05	0.05	0.07	0.03
Net Realized and Unrealized Gain (Loss)	1.19	(1.79)	7.36	6.26
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	1.24	(1.74)	7.43	6.29
Distributions from Net Investment Income	(0.05)	(0.05)	(0.03)	(0.03)
Distributions from Realized Capital Gains	—	—	(0.71)	—
Total Distributions	(0.05)	(0.05)	(0.74)	(0.03)
Net Asset Value, End of Year/Period	$37.50	$36.31	$38.10	$31.41
Market Value, End of Year/Period	$37.51	$36.29	$38.12	$31.40

Total Return
Total Investment Return Based on Net Asset Value(4)	3.41%	(4.55)%	23.93%	25.00%
Total Investment Return Based on Market(4)	3.50%	(4.65)%	24.04%	24.98%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$5,117	$4,955	$5,200	$4,286
Ratio to Average Net Assets of:(5)
Expenses, net of expense waivers and reimbursements(6)	0.90%	0.90%	0.90%	0.90%
Expenses, prior to expense waivers and reimbursements(6)	3.08%	3.39%	3.06%	3.91%
Net Investment Income (Loss)(6)	0.29%	0.14%	0.22%	0.09%
Portfolio Turnover Rate(9)	42%	96%	95%	93%
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
AdvisorShares Dorsey Wright ADR ETF							AdvisorShares Dorsey Wright Alpha Equal Weight ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF
Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019	Year ended June 30, 2018	Year ended June 30, 2017		Year ended June 30, 2016	Year ended June 30, 2015	For the period December 26, 2019* to December 31, 2019 (Unaudited)	For the period December 26, 2019* to December 31, 2019 (Unaudited)

$49.75	$53.34	$46.56	$39.06		$38.86	$38.95	$25.09	$25.12

(0.02)	0.23	0.55	0.68		0.17	0.34	0.00 (2)	0.00 (2)
4.53	(3.51)	6.66	7.27		0.23	(0.20)	(0.09)	(0.13)
4.51	(3.28)	7.21	7.95		0.40	0.14	(0.09)	(0.13)
(0.01)	(0.31)	(0.43)	(0.45)		(0.20)	(0.23)	—	—
—	—	—	—		—	—	—	—
(0.01)	(0.31)	(0.43)	(0.45)		(0.20)	(0.23)	—	—
$54.25	$49.75	$53.34	$46.56		$39.06	$38.86	$25.00	$24.99
$53.93	$49.69	$53.19	$46.61		$39.06	$38.77	$25.04	$25.01

9.07%	(6.16)%	15.45%	20.43%		1.05%	0.36%	(0.36)%	(0.52)%
8.56%	(6.00)%	15.01%	20.55%		1.27%	0.19%	(0.20)%	(0.44)%

$108,498	$108,198	$246,701	$65,185		$14,648	$15,543	$30,629	$27,485

0.95%	0.88%	1.02%	1.25%		1.25%	1.25%	0.99%	0.99%
1.05%	1.07%	0.95%	1.43%		1.62%	1.63%	1.84%	4.40%
(0.07)%	0.47%	0.96%	1.55%		0.44%	0.88%	0.57%	(0.99)%
26%	120%	71%	108	%(10)	25%	27%	0%	0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Micro-Cap ETF		AdvisorShares Dorsey Wright Short ETF
	For the period December 26, 2019* to December 31, 2019 (Unaudited)	Six months ended December 31, 2019 (Unaudited)	For the period July 10, 2018* to June 30, 2019	Six months ended December 31, 2019 (Unaudited)		For the period July 10, 2018* to June 30, 2019
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$25.14	$23.04	$24.71	$24.90		$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.00 (2)	0.07	(0.02)	(0.10)		0.13
Net Realized and Unrealized Gain (Loss)	—	0.72	(1.65)	(2.00)		(0.19)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	0.00	0.79	(1.67)	(2.10)		(0.06)
Distributions from Net Investment Income	—	(0.02)	—	(0.03)		(0.04)
Distributions from Realized Capital Gains	—	—	—	—		—
Total Distributions	—	(0.02)	—	(0.03)		(0.04)
Net Asset Value, End of Year/Period	$25.14	$23.81	$23.04	$22.77		$24.90
Market Value, End of Year/Period	$25.16	$23.95	$23.02	$22.82		$24.93

Total Return
Total Investment Return Based on Net Asset Value(4)	0.01%	3.45%	(6.79)%	(8.46)%		(0.27)%
Total Investment Return Based on Market(4)	0.08%	4.12%	(6.86)%	(8.34)%		(0.18)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$27,026	$2,381	$2,304	$42,117		$24,281
Ratio to Average Net Assets of:(5)
Expenses, net of expense waivers and reimbursements(6)	0.99%	1.09%	0.99%	3.34	%(7)	2.70	%(7)
Expenses, prior to expense waivers and reimbursements(6)	1.93%	6.14%	4.79%	3.32	%(7)	3.26	%(7)
Net Investment Income (Loss)(6)	(0.99)%	0.62%	(0.11)%	(0.80)%		0.53%
Portfolio Turnover Rate(9)	0%	47%	103%	134%		357%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
AdvisorShares DoubleLine Value Equity ETF
Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015

$68.21	$67.88	$66.23	$55.56	$57.05	$51.22

0.34	0.62	0.53	0.47	0.47	0.42
7.35	0.45	1.59	10.93	(1.54)	5.75
7.69	1.07	2.12	11.40	(1.07)	6.17
(0.82)	(0.74)	(0.47)	(0.73)	(0.42)	(0.34)
—	—	—	—	—	—
(0.82)	(0.74)	(0.47)	(0.73)	(0.42)	(0.34)
$75.08	$68.21	$67.88	$66.23	$55.56	$57.05
$74.65	$68.13	$67.88	$66.17	$55.53	$57.05

11.27%	1.74%	3.15%	20.55%	(1.87)%	12.06%
10.77%	1.63%	3.26%	20.52%	(1.91)%	11.99%

$60,064	$61,386	$95,034	$142,400	$155,570	$242,472

0.90%	0.90%	0.87%	0.90%	0.99%	0.99%
1.13%	1.17%	1.07%	1.07%	1.21%	1.11%
0.94%	0.93%	0.77%	0.76%	0.86%	0.76%
23%	218%	171%	180%	196%	52%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
	AdvisorShares Focused Equity ETF
	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019	Year ended June 30, 2018	For the period September 20, 2016* to June 30, 2017
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$34.42	$31.80	$28.59	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.08	0.16	0.13	0.06
Net Realized and Unrealized Gain (Loss)	2.90	3.21	3.17	3.54
Distributions of Net Realized Gains by other investment companies	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	2.98	3.37	3.30	3.60
Distributions from Net Investment Income	(0.15)	(0.16)	(0.09)	(0.01)
Distributions from Realized Capital Gains	—	(0.59)	—	—
Total Distributions	(0.15)	(0.75)	(0.09)	(0.01)
Net Asset Value, End of Year/Period	$37.25	$34.42	$31.80	$28.59
Market Value, End of Year/Period	$37.44	$34.31	$31.79	$28.59

Total Return
Total Investment Return Based on Net Asset Value(4)	8.64%	11.09%	11.57%	14.39%
Total Investment Return Based on Market(4)	9.55%	10.74%	11.51%	14.40%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$20,487	$17,211	$14,311	$12,150
Ratio to Average Net Assets of:(5)
Expenses, net of expense waivers and reimbursements(6)	0.75%	0.72%	0.68%	0.75%
Expenses, prior to expense waivers and reimbursements(6)	1.47%	1.63%	1.39%	2.04%
Net Investment Income (Loss)(6)	0.47%	0.49%	0.42%	0.28%
Portfolio Turnover Rate(9)	23%	19%	26%	36%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
AdvisorShares FolioBeyond Smart Core Bond ETF
Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015

$25.71	$25.39	$25.88	$25.61	$24.97	$26.36

0.72	1.04	0.90	0.81	0.75	0.74
0.33	0.38	(0.50)	0.25	0.59	(1.39)
—	—	—	0.01	0.06	0.04
1.05	1.42	0.40	1.07	1.40	(0.61)
(0.67)	(1.10)	(0.89)	(0.80)	(0.76)	(0.78)
—	—	—	—	—	—
(0.67)	(1.10)	(0.89)	(0.80)	(0.76)	(0.78)
$26.09	$25.71	$25.39	$25.88	$25.61	$24.97
$26.11	$25.70	$25.38	$25.89	$25.62	$24.96

4.13%	5.82%	1.55%	4.23%	5.76%	(2.37)%
4.26%	5.80%	1.47%	4.24%	5.84%	(2.63)%

$7,827	$5,785	$18,405	$17,466	$20,488	$28,096

0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
1.82%	1.49%	1.22%	1.20%	1.05%	0.99%
5.51%	4.14%	3.47%	3.15%	3.01%	2.88%
40%	150%	39%	21%	24%	34%
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
	AdvisorShares Newfleet Multi-Sector Income ETF
	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$48.44	$47.86	$48.68	$48.83	$49.08	$49.94
Investment Operations
Net Investment Income (Loss)(1)	0.66	1.35	1.05	0.74	1.25	1.28
Net Realized and Unrealized Gain (Loss)	0.07	0.65	(0.62)	0.38	(0.13)	(0.77)
Distributions of Net Realized Gains by other investment companies	—	—	—	0.00 (2)	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	0.73	2.00	0.43	1.12	1.12	0.51
Distributions from Net Investment Income	(0.70)	(1.42)	(1.25)	(1.27)	(1.37)	(1.37)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(0.70)	(1.42)	(1.25)	(1.27)	(1.37)	(1.37)
Net Asset Value, End of Year/Period	$48.47	$48.44	$47.86	$48.68	$48.83	$49.08
Market Value, End of Year/Period	$48.41	$48.38	$47.79	$48.70	$48.82	$49.04

Total Return
Total Investment Return Based on Net Asset Value(4)	1.52%	4.27%	0.87%	2.30%	2.33%	1.04%
Total Investment Return Based on Market(4)	1.52%	4.29%	0.70%	2.37%	2.39%	0.95%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$70,274	$75,080	$155,529	$258,005	$261,263	$215,941
Ratio to Average Net Assets of:(5)
Expenses, net of expense waivers and reimbursements(6)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, prior to expense waivers and reimbursements(6)	0.86%	0.96%	0.84%	0.80%	0.81%	0.82%
Net Investment Income (Loss)(6)	2.70%	2.81%	2.17%	1.53%	2.57%	2.60%
Portfolio Turnover Rate(9)	30%	40%	66%	63%	51%	49%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
AdvisorShares Pure Cannabis ETF		AdvisorShares Ranger Equity Bear ETF
Six months ended December 31, 2019 (Unaudited)	For the period April 17, 2019* to June 30, 2019	Six months ended December 31, 2019 (Unaudited)		Year ended June 30, 2019		Year ended June 30, 2018		Year ended June 30, 2017		Year ended June 30, 2016		Year ended June 30, 2015

$22.99	$25.00	$6.38		$7.80		$8.56		$10.60		$10.88		$11.78

0.47	0.06	0.01		0.01		(0.13)		(0.20)		(0.27)		(0.31)
(10.94)	(2.07)	(1.01)		(1.43)		(0.63)		(1.84)		(0.01)		(0.59)
—	—	—		—		—		—		—		—
(10.47)	(2.01)	(1.00)		(1.42)		(0.76)		(2.04)		(0.28)		(0.90)
(0.47)	—	(0.01)		—		—		—		—		—
(0.07)	—	—		—		—		—		—		—
(0.54)	—	(0.01)		—		—		—		—		—
$11.98	$22.99	$5.37		$6.38		$7.80		$8.56		$10.60		$10.88
$11.96	$23.02	$5.36		$6.39		$7.78		$8.55		$10.61		$10.88

(45.70)%	(8.06)%	(15.66)%		(18.16)%		(8.92)%		(19.24)%		(2.53)%		(7.64)%
(45.89)%	(7.92)%	(15.94)%		(17.87)%		(9.01)%		(19.42)%		(2.48)%		(7.72)%

$45,538	$59,762	$110,534		$135,814		$133,587		$174,504		$213,948		$128,059

0.74%	0.74%	3.08	%(8)	2.94	%(8)	2.52	%(8)	2.67	%(8)	2.68	%(8)	2.80	%(8)
0.95%	1.10%	3.08	%(8)	2.94	%(8)	2.52	%(8)	2.67	%(8)	2.68	%(8)	2.80	%(8)
5.96%	1.35%	0.24%		0.18%		(1.63)%		(2.15)%		(2.49)%		(2.72)%
35%	26%	232%		338%		301%		245%		402%		419%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
	AdvisorShares Sage Core Reserves ETF
	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$99.64	$99.21	$99.43	$99.43	$99.38	$99.78
Investment Operations
Net Investment Income (Loss)(1)	1.13	2.37	1.53	0.97	0.69	0.12
Net Realized and Unrealized Gain (Loss)	0.19	0.33	(0.16)	0.11	0.12	(0.12)
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	1.32	2.70	1.37	1.08	0.81	—
Distributions from Net Investment Income	(1.14)	(2.27)	(1.59)	(1.08)	(0.76)	(0.40)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.14)	(2.27)	(1.59)	(1.08)	(0.76)	(0.40)
Net Asset Value, End of Year/Period	$99.82	$99.64	$99.21	$99.43	$99.43	$99.38
Market Value, End of Year/Period	$99.80	$99.61	$99.19	$99.44	$99.63	$99.40

Total Return
Total Investment Return Based on Net Asset Value(4)	1.34%	2.74%	1.38%	1.08%	0.83%	0.00	%(2)
Total Investment Return Based on Market(4)	1.35%	2.74%	1.34%	0.88%	1.00%	0.00	%(2)
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$97,325	$72,240	$52,087	$84,519	$111,862	$34,783
Ratio to Average Net Assets of:(5)
Expenses, net of expense waivers and reimbursements(6)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Expenses, prior to expense waivers and reimbursements(6)	0.52%	0.65%	0.65%	0.50%	0.55%	0.73%
Net Investment Income (Loss)(6)	2.26%	2.39%	1.53%	0.97%	0.70%	0.12%
Portfolio Turnover Rate(9)	58%	91%	74%	81%	72%	59%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
AdvisorShares STAR Global Buy-Write ETF
Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015

$32.28	$30.99	$29.13	$26.77	$26.60	$26.18

0.08	0.13	0.11	0.09	0.10	0.01
2.07	1.29	1.75	2.48	0.07	0.41
—	—	0.00 (2)	0.01	0.00 (2)	—
2.15	1.42	1.86	2.58	0.17	0.42
(0.15)	(0.13)	—	(0.22)	—	—
—	—	—	—	—	—
(0.15)	(0.13)	—	(0.22)	—	—
$34.28	$32.28	$30.99	$29.13	$26.77	$26.60
$34.05	$32.19	$31.01	$29.13	$26.76	$26.61

6.66%	4.62%	6.41%	9.70%	0.64%	1.60%
6.25%	4.27%	6.45%	9.74%	0.56%	1.49%

$15,426	$14,527	$17,047	$17,477	$17,400	$26,597

1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
2.16%	2.34%	2.18%	2.14%	1.97%	1.87%
0.50%	0.43%	0.38%	0.32%	0.38%	0.03%
5%	49%	12%	26%	58%	45%
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Financial Highlights
	AdvisorShares Vice ETF
	Six months ended December 31, 2019 (Unaudited)	Year ended June 30, 2019	For the period December 12, 2017* to June 30, 2018
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$25.11	$25.60	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.27	0.45	0.23
Net Realized and Unrealized Gain (Loss)	0.39	(0.57)	0.41
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	0.66	(0.12)	0.64
Distributions from Net Investment Income	(0.62)	(0.37)	(0.04)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(0.62)	(0.37)	(0.04)
Net Asset Value, End of Year/Period	$25.15	$25.11	$25.60
Market Value, End of Year/Period	$25.12	$25.12	$25.68

Total Return
Total Investment Return Based on Net Asset Value(4)	2.61%	(0.22)%	2.58%
Total Investment Return Based on Market(4)	2.47%	(0.50)%	2.89%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$11,945	$13,183	$12,800
Ratio to Average Net Assets of:(5)
Expenses, net of expense waivers and reimbursements(6)	0.83%	0.75%	0.75%
Expenses, prior to expense waivers and reimbursements(6)	1.41%	1.43%	2.18%
Net Investment Income (Loss)(6)	2.23%	1.79%	1.64%
Portfolio Turnover Rate(9)	28%	76%	25%

____________

*        Commencement of operations.

(1)      Based on average shares outstanding.

(2)      Amount represents less than $0.005 or 0.005%.

(3)      The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(4)      Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(5)      The AdvisorShares Dorsey Wright FSM All Cap World ETF, the AdvisorShares Dorsey Wright FSM US Core ETF, the AdvisorShares FolioBeyond Smart Core Bond ETF Fund and the AdvisorShares STAR Global Buy-Write ETF Fund invest in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Funds are invested. These ratios do not include these indirect fees and expenses.

(6)      Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(7)      The expense ratio includes dividend expense on short sales of 2.24% and 1.71% for the period ended December 31, 2019 and June 30, 2019.

(8)      The expense ratio includes interest and dividend expenses on short sales of 0.73%, 1.22%, 0.84%, 1.03%, 1.05% and 1.15% for the periods ended December 31, 2019, June 30, 2019, June 30, 2018, June 30, 2017, June 30, 2016 and June 30, 2015 respectively.

(9)      Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

(10)    During the year, the Fund underwent a sub-advisor change. As a result, investment transactions were increased during the period, which caused a higher than normal portfolio rate.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST Notes to Financial Statements December 31, 2019 (Unaudited)
1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is comprised of 16 active funds (the “Funds” or “ETFs” and individually, the “Fund” or “ETF”):

Fund	Ticker	Commencement of Operations
AdvisorShares Cornerstone Small Cap ETF	SCAP	July 6, 2016
AdvisorShares Dorsey Wright ADR ETF	AADR	July 21, 2010
AdvisorShares Dorsey Wright Alpha Equal Weight ETF	DWEQ	December 26, 2019
AdvisorShares Dorsey Wright FSM All Cap World ETF	DWAW	December 26, 2019
AdvisorShares Dorsey Wright FSM US Core ETF	DWUS	December 26, 2019
AdvisorShares Dorsey Wright Micro-Cap ETF	DWMC	July 10, 2018
AdvisorShares Dorsey Wright Short ETF	DWSH	July 10, 2018
AdvisorShares DoubleLine Value Equity ETF	DBLV	October 4, 2011
AdvisorShares Focused Equity ETF	CWS	September 20, 2016
AdvisorShares FolioBeyond Smart Core Bond ETF	FWDB	June 21, 2011
AdvisorShares Newfleet Multi-Sector Income ETF	MINC	March 19, 2013
AdvisorShares Pure Cannabis ETF	YOLO	April 17, 2019
AdvisorShares Ranger Equity Bear ETF	HDGE	January 27, 2011
AdvisorShares Sage Core Reserves ETF	HOLD	January 14, 2014
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares Vice ETF.	ACT	December 12, 2017

AdvisorShares Cornerstone Small Cap ETF (“Cornerstone Small Cap ETF”) seeks to provide total return through long-term capital appreciation and current income. The Portfolio Manager invests in a diversified group of U.S.-traded equity securities, including common and preferred stock, American Depositary Receipts (“ADRs”), and publicly-traded REITs.

AdvisorShares Dorsey Wright ADR ETF (“Dorsey Wright ADR ETF”) seeks to achieve the Fund’s investment objective by selecting primarily a portfolio of U.S. traded securities of non-U.S. organizations, most often ADRs. The Fund invests in developed and emerging markets and may invest in securities of any market capitalization.

AdvisorShares Dorsey Wright Alpha Equal Weight ETF (“Dorsey Wright Alpha Equal Weight ETF”) seeks to achieve its investment objective by investing in a concentrated portfolio of 50 US equity securities selected from a universe of the largest 1,000 US equity securities based on market capitalization.

AdvisorShares Dorsey Wright FSM All Cap World ETF (“Dorsey Wright FSM All Cap World ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright FSM US Core ETF (“Dorsey Wright FSM US Core ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
1. Organization – (continued)

AdvisorShares Dorsey Wright Micro-Cap ETF (“Dorsey Wright Micro-Cap ETF”) seeks to achieve its investment objective by investing primarily in U.S. traded equity securities consisting of common and preferred stock and ADRs. The Fund invests in micro-cap securities.

AdvisorShares Dorsey Wright Short ETF (“Dorsey Wright Short ETF”) seeks to achieve the Fund’s investment objective by obtaining short exposure to investment returns of the broad U.S. large-capitalization equity market by engaging in short sales of U.S. traded equity securities and ETFs. The Fund invests primarily in investments that create or result in short exposure to U.S. equity securities.

AdvisorShares DoubleLine Value Equity ETF (‘‘DoubleLine Value Equity ETF”) seeks to achieve its investment objective by primarily investing in the broad U.S. equity market, including through ADRs. The Fund invests in stocks with fundamental characteristics that are historically associated with superior long-term performance.

AdvisorShares Focused Equity ETF (“Focused Equity ETF”) seeks long-term capital appreciation. CWS invests primarily in a focused group of U.S. exchange-listed equity securities that the portfolio manager believes have favorable fundamental attributes.

AdvisorShares FolioBeyond Smart Core Bond ETF (‘‘FolioBeyond Smart Core Bond ETF’’) seeks investment results that exceed the price and yield performance of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Portfolio Manager seeks to achieve this objective by selecting a diversified portfolio of fixed income exchange-traded products (ETPs), including but not limited to, exchange-traded notes (ETNs), exchange-traded currency trusts and exchange-traded commodity pools. FWDB invests in at least 20 distinct global bond classes that cover the entire global investable bond universe. The Portfolio Manager constructs FWDB’s portfolio using a weighted allocation system based on historic yield curve analysis and a mean reversion strategy.

AdvisorShares Newfleet Multi-Sector Income ETF (‘‘Newfleet Multi-Sector Income ETF’’) seeks to provide current income consistent with preservation of capital, while limiting fluctuations in net asset value (‘‘NAV’’) due to changes in interest rates. In seeking to achieve the Fund’s investment objective, the Sub-Advisor applies a time-tested approach and extensive credit research to capitalize on opportunities across undervalued areas of the bond markets. The Fund principally invests in investment-grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization or, if unrated, those securities that the Sub-Advisor determines to be of comparable quality.

AdvisorShares Pure Cannabis ETF (“Pure Cannabis ETF”) seeks long-term capital appreciation. The Fund primarily will invest in exchange-listed equity securities, including common and preferred stock, of mid- and small-capitalization companies. The Fund also may use derivatives, including total return swaps, index swaps, equity basket swaps, or futures, to seek exposure to such U.S. and foreign securities. The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on certain industries, the Advisor intends to select companies with dominant positions in their respective markets, or those in unique positions for growth and expansion.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
1. Organization – (continued)

AdvisorShares Ranger Equity Bear ETF (‘‘Ranger Equity Bear ETF’’) seeks capital appreciation through short sales of domestically traded equity securities. The portfolio management team implements a bottom-up, fundamental, research driven security selection process. In selecting short positions, the Fund seeks to identify securities with low earnings quality or aggressive accounting which may be intended on the part of company management to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition, the portfolio management team seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward guidance.

AdvisorShares Sage Core Reserves ETF (‘‘Sage Core Reserves ETF’’) seeks to preserve capital while maximizing income. The Sub-Advisor seeks to achieve the fund’s investment objective by investing in a variety of fixed income securities, including bonds, forwards and instruments issued by U.S. and foreign issuers. It will invest in U.S. dollar-denominated investment grade debt securities, including mortgage- or asset-backed securities, rated Baa- or higher by Moody’s Investors Service, Inc. (‘‘Moody’s’’), or equivalently rated by Standard & Poor’s Ratings Services (‘‘S&P’’) or Fitch, Inc. (‘‘Fitch’’), or, if unrated, determined by the Sub-Advisor to be of comparable quality.

AdvisorShares STAR Global Buy-Write ETF (‘‘STAR Global Buy-Write ETF’’) seeks consistent repeatable returns across all market cycles. The Portfolio Manager seeks to achieve this investment objective by using a proprietary strategy known as Volatility Enhanced Global Appreciation (VEGA). VEGA employs a ‘‘Buy-Write’’ or ‘‘Covered Call’’ overlay for their global allocation strategy using ETPs. The strategy simultaneously writes (sells) a call option against each position in order to seek cumulative price appreciation from the portfolio’s global exposure, while generating a consistent income stream from the sale of covered call and/or cash-secured put options. When volatility is low the portfolio manager buys protective put options to manage downside risk.

AdvisorShares Vice ETF (“Vice ETF”) seeks to achieve its investment objective by investing in securities of companies that derive at least 50% of their net revenue from tobacco and alcoholic beverages and companies that derive at least 50% of their net revenue from the marijuana and hemp industry or have at least 50% of their company assets dedicated to lawful research and development of cannabis or cannabinoid-related products. The Fund will invest primarily in U.S. exchange listed equity securities, including common and preferred stock and ADRs.

Some of the Funds are considered “fund of funds” and seek to achieve their investment objectives by investing primarily in other affiliated and unaffiliated exchange-traded funds (“ETFs”), as well as other exchange-traded products (“ETPs”), including, but not limited to, exchange-traded notes (“ETNs”) and closed-end funds (collectively with ETFs, ETNs, and ETPs), that offer diversified exposure to various global regions, credit qualities, durations and maturity dates.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
1. Organization – (continued)

For the period ended December 31, 2019, the Funds held significant positions (greater than 25% of net assets), except those invested in short term money market instruments, in other funds as follows:

Funds	Security Name	Market Value as of December 31, 2019	% of Fund Net Assets as of December 31, 2019	Reference location
Dorsey Wright FSM All Cap World ETF	First Trust NASDAQ-100 Equal Weighted Index Fund	$13,673,959	49.8%	https://www.ftportfolios.com
	Invesco QQQ Trust Series 1	13,770,325	50.1	https://www.invesco.com
Dorsey Wright FSM US Core ETF	Invesco QQQ Trust Series 1	13,457,362	49.8	https://www.invesco.com
	Invesco S&P 500 Low Volatility ETF	13,528,988	50.1	https://www.invesco.com
Dorsey Wright Short ETF	AdvisorShares Sage Core Reserves ETF	17,464,983	41.5	Contained within this report.
FolioBeyond Smart Core Bond ETF	iShares Mortgage Real Estate ETF	2,390,549	30.5	https://www.ishares.com
Ranger Equity Bear ETF	AdvisorShares Sage Core Reserves ETF	64,869,935	58.7	Contained within this report.
STAR Global Buy-Write ETF	SPDR S&P 500 ETF Trust	7,275,967	47.2	https://us.spdrs.com

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (‘‘GAAP’’) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from the exchange where the security is primarily traded. Securities regularly traded in an Over-the-Counter (“OTC”) market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Board of Trustees of the Trust.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
2. Summary of Significant Accounting Policies – (continued)

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Futures Contracts

Certain Funds may invest in futures contracts (‘‘futures’’), in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Such Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. The Funds may be subject to the risk that the change in the value of the futures contract may not

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
2. Summary of Significant Accounting Policies – (continued)

correlate perfectly with the underlying index. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Swap Agreements

Certain funds may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss.

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

Equity swaps are derivatives and their value can be very volatile. To the extent that the Advisor or Sub-Advisor, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, the Funds may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by the Funds are recorded as realized gains or losses.

Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2019 the market values of repurchase agreements outstanding are included as cash collateral for securities on loan on the Statements of Assets and Liabilities.

Short Sales

Certain Funds may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Funds make a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
2. Summary of Significant Accounting Policies – (continued)

on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Funds are also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amount of income or fees paid to Ranger Equity Bear ETF for the period ended December 31, 2019 was $693,092, which is included as Interest Income in the Statements of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime brokers and custodian. The Funds are subject to credit risk should the prime brokers be unable to meet its obligations to the Funds.

Term Loans

Certain Funds invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
2. Summary of Significant Accounting Policies – (continued)

of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Short-Term Investments

Each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (‘‘BNYM’’) (the ‘‘Program’’), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted as cash and non-cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into money market instruments and overnight repurchase agreements, which are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. Government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Schedule of Investments. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The money market instruments and repurchase agreements income related to the Program earned by the Funds is disclosed on the Statements of Operations.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
2. Summary of Significant Accounting Policies – (continued)

The value of loaned securities and related collateral outstanding at December 31, 2019 are shown in the Schedules of Investments and Statements of Assets and Liabilities. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedules of Investments or Statements of Asset and Liabilities.

Fund and Description	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Statements of Assets and (Liabilities)	Net Amounts Presented in the Statements of Assets and (Liabilities)	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments		Collateral Pledged/ Received	Net Amount
Cornerstone Small Cap ETF
Securities Lending	$(107,331)	$—	$(107,331)	$107,331	(1)	$—	$—
Repurchase Agreements	107,331	—	107,331	107,331	(2)	—	—
Dorsey Wright ADR ETF
Securities Lending	(3,099,742)	—	(3,099,742)	3,099,742	(1)	—	—
Repurchase Agreements	3,099,742	—	3,099,742	3,099,742	(2)	—	—
Dorsey Wright Micro-Cap ETF
Securities Lending	(115,730)	—	(115,730)	115,730	(1)	—	—
Repurchase Agreements	115,730	—	115,730	115,730	(2)	—	—
FolioBeyond Smart Core Bond ETF
Securities Lending	(1,192,776)	—	(1,192,776)	1,192,776	(1)	—	—
Repurchase Agreements	1,192,776	—	1,192,776	1,192,776	(2)	—	—
Newfleet Multi-Sector Income ETF
Securities Lending	(321,526)	—	(321,526)	321,526	(1)	—	—
Repurchase Agreements	321,526	—	321,526	321,526	(2)	—	—
Pure Cannabis ETF
Securities Lending	(17,971,279)	—	(17,971,279)	17,971,279	(1)	—	—
Repurchase Agreements	17,971,279	—	17,971,279	17,971,279	(2)	—	—
Swaps	(917)	—	(917)	—	(2)	—	(917)
Sage Core Reserves ETF
Securities Lending	(5,991,530)	—	(5,991,530)	5,991,530	(1)	—	—
Repurchase Agreements	5,991,530	—	5,991,530	5,991,530	(2)	—	—
Vice ETF
Securities Lending	(391,717)	—	(391,717)	391,717	(1)	—	—
Repurchase Agreements	391,717	—	391,717	391,717	(2)	—	—

____________

(1)      Collateral for securities on loan is included in the Schedules of Investments and consists of Repurchase Agreements and shares of Money Market instruments.

(2)      Repurchase agreements are collateralized by U.S. Government Agency Obligations in the event the other party to the repurchase agreement defaults on its obligation.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
2. Summary of Significant Accounting Policies – (continued)

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an investment advisory agreement with AdvisorShares Investments, LLC (the ‘‘Advisor’’) pursuant to which the Advisor acts as the Fund’s investment advisor. Pursuant to the agreement, the Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisors. For its services, each Fund pays the Advisor an annual management fee and which is calculated daily and paid monthly based on average daily net assets. From time to time, the Advisor may waive all or a portion of its fee.

The Advisor’s annual management fee for each Fund is as follows:

Fund:	Rate:
Cornerstone Small Cap ETF	0.65%
Dorsey Wright ADR ETF	0.75%
Dorsey Wright Alpha Equal Weight ETF	0.75%
Dorsey Wright FSM All Cap World ETF	0.75%
Dorsey Wright FSM US Core ETF	0.75%
Dorsey Wright Micro-Cap ETF	0.75%
Dorsey Wright Short ETF	0.75%
DoubleLine Value Equity ETF	0.70%
Focused Equity ETF	0.75%(a)
FolioBeyond Smart Core Bond ETF	0.50%
Newfleet Multi-Sector Income ETF	0.50%
Pure Cannabis ETF	0.60%
Ranger Equity Bear ETF	1.50%
Sage Core Reserves ETF	0.30%
STAR Global Buy-Write ETF	1.35%
Vice ETF	0.60%

____________

(a)      The actual fee paid may vary from the contractual fee based on the Fund’s performance to its benchmark. Accordingly, the Advisor’s annual advisory fee will range from 0.65% to 0.85% of the Fund’s average daily net assets.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
3. Investment Advisory Agreement and Other Agreements – (continued)

Pursuant to an investment advisory agreement between the Focused Equity ETF and the Advisor, the Advisor is entitled to receive, on a monthly basis, an annual advisory fee based on the average daily net assets of the Fund. The Advisor’s advisory fee has two components — the base fee and the performance fee adjustment. The base fee is the pre-determined rate at which the Advisor is paid when the Fund’s net performance is in line with Fund’s pre-determined performance benchmark. The base fee is subject to an upward or downward adjustment by the performance fee. If the Fund outperforms the performance benchmark, the Advisor may receive an upward fee adjustment. If the Fund underperforms the performance benchmark, the Advisor may receive a downward fee adjustment.

The Advisor’s annual base fee is 0.75% of the Fund’s average daily net assets. The performance fee adjustment is derived by comparing the Fund’s performance over a rolling twelve-month period to its performance benchmark, the S&P 500 Index. The base fee is adjusted at a rate of 0.02% for every 0.25% to 0.50% of out-performance or under-performance compared to the performance benchmark, but only up to 2.00% of the performance benchmark. As a result, the maximum possible performance fee adjustment, up or down, to the base fee is 0.10%. Accordingly, the Advisor’s annual advisory fee may range from 0.65% to 0.85% of the Fund’s average daily net assets. For the period ended December 31, 2019, there was no performance fee adjustment.

Sub-Advisory Agreements

Each Fund’s investment sub-advisor provides investment advice and management services to the Fund. AdvisorShares supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement between each sub-advisor and the Advisor, the sub-advisor is entitled to a fee, which is not an additional expense of the Funds, and is calculated daily and paid monthly by the Advisor, at an annual rate based on the average daily net assets of its respective Fund(s) as follows:

Fund	Sub-Advisor	Sub-Advisory Fee Rate
AdvisorShares Cornerstone Small Cap ETF	Cornerstone Investment Partners, LLC	0.35%
AdvisorShares Dorsey Wright ADR ETF	Dorsey, Wright & Associates, LLC	0.25%
AdvisorShares Dorsey Wright Micro Cap ETF	Dorsey, Wright & Associates, LLC	0.25%
AdvisorShares Dorsey Wright Short ETF	Dorsey, Wright & Associates, LLC	0.25%
AdvisorShares Double Line Value ETF	Doubleline Equity LP	0.35%
AdvisorShares Newfleet Multi-Sector Income ETF	Newfleet Asset Management, LLC	0.25%
AdvisorShares Ranger Equity Bear ETF	Ranger Alternative Management, L.P.	1.00%
AdvisorShares Sage Core Reserves ETF	Sage Advisory Services, Ltd. Co.	0.15%
AdvisorShares STAR Global Buy-Write ETF	Partnervest Advisory Services, LLC	0.85%

From time to time, each sub-advisor may waive all or a portion of its fee.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
3. Investment Advisory Agreement and Other Agreements – (continued)

Expense Limitation Agreement

The Advisor has contractually agreed to reduce their fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding a specified amount for each Fund’s average daily net assets. The expense limitation agreement will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund. The investment advisory agreement may only be terminated with the approval of the Fund’s Board. The expense caps in effect for each Fund during the period ended December 31, 2019 were as follows:

Fund:	Rate:
Cornerstone Small Cap ETF	0.90%
Dorsey Wright ADR ETF	1.10%(a)
Dorsey Wright Alpha Equal Weight ETF	0.99%
Dorsey Wright FSM All Cap World ETF	0.99%
Dorsey Wright FSM US Core ETF	0.99%
Dorsey Wright Micro-Cap ETF	1.25%(b)
Dorsey Wright Short ETF	1.25%(b)
DoubleLine Value Equity ETF	0.90%
Focused Equity ETF	0.75%(c)
FolioBeyond Smart Core Bond ETF	0.95%
Newfleet Multi-Sector Income ETF	0.75%
Pure Cannabis ETF	0.74%
Ranger Equity Bear ETF	1.85%
Sage Core Reserves ETF	0.35%
STAR Global Buy-Write ETF	1.85%
Vice ETF	0.99%(d)

____________

(a)      Prior to November 1, 2019, the expense limit was 0.88%.

(b)      Prior to November 1, 2019, the expense limit was 0.99%.

(c)      The Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a percentage of the Fund’s average daily net assets equal to the monthly calculated rate of the management fee, which can range from 0.65% to 0.85%.

(d)      Prior to November 1, 2019, the expense limit was 0.75%.

The Advisor may recapture operating expenses waived and/or reimbursed within three years after the date on which such waiver or reimbursement occurred. The Funds must pay their ordinary operating expenses before the Advisor is permitted to recapture and must remain in compliance with any applicable expense limitation, as well as with, the expense limitation in effect at the time of the waiver or reimbursement, if different. All or a portion of the following Advisor waived and/or reimbursed expenses may be recaptured during the fiscal years indicated:

Fund	Recoupment Balance	Recoupment Expiration
Cornerstone Small Cap ETF	$101,317	6/30/2020
	100,635	6/30/2021
	124,576	6/30/2022
Total	326,528

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
3. Investment Advisory Agreement and Other Agreements – (continued)
Fund	Recoupment Balance	Recoupment Expiration
Dorsey Wright ADR ETF	$46,955	6/30/2020
	272,311	6/30/2022
Total	319,266

Dorsey Wright Micro Cap ETF	86,234	6/30/2022
Total	86,234

Dorsey Wright Short ETF	70,194	6/30/2022
Total	70,194

DoubleLine Value Equity ETF	244,904	6/30/2020
	240,281	6/30/2021
	200,619	6/30/2022
Total	685,804

Focused Equity ETF	83,821	6/30/2020
	94,062	6/30/2021
	136,738	6/30/2022
Total	314,621

FolioBeyond Smart Core Bond ETF	46,960	6/30/2020
	50,120	6/30/2021
	82,793	6/30/2022
Total	179,873

Newfleet Multi-Sector Income ETF	133,302	6/30/2020
	204,737	6/30/2021
	249,159	6/30/2022
Total	587,198

Pure Cannabis ETF	33,071	6/30/2022
Total	33,071

Sage Core Reserves ETF	141,505	6/30/2020
	202,791	6/30/2021
	192,747	6/30/2022
Total	537,043

STAR Global Buy-Write ETF	50,044	6/30/2020
	56,242	6/30/2021
	77,386	6/30/2022
Total	183,672

Vice ETF	103,464	6/30/2021
	89,372	6/30/2022
Total	192,836

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
3. Investment Advisory Agreement and Other Agreements – (continued)

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon (‘‘BNYM’’) (in each capacity, the ‘‘Administrator’’, ‘‘Custodian’’, ‘‘Fund Accountant’’ or ‘‘Transfer Agent’’), serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a certain Fund Administration and Accounting Agreement, a Custody Agreement or a Transfer Agency and Service Agreement, as the case may be.

Distribution and Service (12b-1) Plan

Foreside Fund Services, LLC (the ‘‘Distributor’’) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (‘‘Plan’’) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees are currently paid by each Fund under the Plan, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in each Fund.

4. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of 25,000 shares, at minimum, called ‘‘Creation Units.’’ Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only ‘‘Authorized Participants’’ may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (‘‘FASB’’) Accounting Standards Codification (‘‘ASC’’) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•       Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•       Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•       Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
5. Summary of Fair Value Disclosure – (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be ‘‘significant events’’ are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more detailed categories, see the accompanying Schedules of Investments.

A reconciliation of assets or liabilities in which Level 3 inputs are used in determining fair value is presented when there are significant (individually, greater than 1% of the net assets of a fund, or collectively, greater than 5% of the net assets of a fund) Level 3 assets or liabilities at the end of the period.

6. Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish enhanced disclosure requirements. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

At December 31, 2019, the fair values of derivative instruments were as follows:

Statements of Assets and Liabilities:

Fund:	Asset Derivatives:	Equity Risk
Pure Cannabis ETF	Unrealized Appreciation on Swaps Contracts	$11,475
Sage Core Reserves Etf	Unrealized Appreciation on Futures Contracts	21,242
STAR Global Buy-Write ETF	Investments – Options Purchased	19,783
Fund:	Liability Derivatives:	Equity Risk
Pure Cannabis ETF	Unrealized Depreciationon Swaps Contracts	$(12,392)
Sage Core Reserves Etf	Unrealized Depreciation on Futures Contracts	(7,999)
STAR Global Buy-Write ETF	Options Written, at value	(13,597)

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
6. Derivative Instruments – (continued)

Transactions in derivative instruments during the period ended December 31, 2019, were as follows:

Statements of Operations:

Fund:	Realized Gain (Loss):	Equity Risk	Credit Risk
Pure Cannabis ETF	Swaps	$—	$(2,507,293)
Sage Core Reserves ETF	Futures	—	7,413
STAR Global Buy-Write ETF	Investments – Options Purchased	38,293	—
STAR Global Buy-Write ETF	Options Written	(43,023)	—
Fund:	Change in Unrealized Gain (Loss):	Equity Risk	Credit Risk
Pure Cannabis ETF	Swaps	$—	$202,571
Sage Core Reserves ETF	Futures	—	13,243
STAR Global Buy-Write ETF	Investments – Options Purchased	10,445	—
STAR Global Buy-Write ETF	Options Written	(5,433)	—

For the period ended December 31, 2019, the average volume of the derivatives opened by the Funds was as follows:

	Pure Cannabis ETF	Sage Core Reserves ETF	STAR Global Buy-Write ETF
Futures Contracts	$—	$8,906,105	$—
Long Swaps Contracts	959,832	—	—
Purchased Options Contracts	—	—	26,150
Written Options Contracts	—	—	8,941

7. Federal Income Tax

Each Fund intends to qualify as a ‘‘regulated investment company’’ under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2017 – 2019), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
7. Federal Income Tax – (continued)

At June 30, 2019, the approximate cost of investments, excluding short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
Cornerstone Small Cap ETF	$4,808,155	$753,117	$(354,229)	$398,888	$—
Dorsey Wright ADR ETF	100,448,059	14,634,437	(629,111)	14,005,326	—
Dorsey Wright Micro-Cap ETF	2,191,757	355,078	(43,242)	311,836	—
Dorsey Wright Short ETF	15,255,120	1,313,440	(1,308,440)	5,000	700,964
DoubleLine Value Equity ETF	58,053,532	6,318,590	(2,850,883)	3,467,707	—
Focused Equity ETF	13,364,290	4,064,941	(170,835)	3,894,106	—
FolioBeyond Smart Core Bond ETF	6,341,441	100,270	(152)	100,118	—
Newfleet Multi-Sector Income ETF	74,362,992	919,423	(172,320)	747,103	—
Pure Cannabis ETF	87,162,846	9,342,082	(14,901,470)	(5,559,388)	(203,493)
Ranger Equity Bear ETF	117,633,857	3,531,084	(3,434,084)	97,000	(3,291,635)
Sage Core Reserves ETF	76,344,396	173,735	(20,505)	153,230	—
STAR Global Buy-Write ETF	12,469,747	2,105,435	(15,795)	2,089,640	6,218
Vice ETF	13,900,642	1,671,290	(1,596,052)	75,238	—

Under current tax regulations, capital losses on securities transactions realized after October 31 (‘‘Post-October Losses’’) may be deferred and treated as occurring on the first business day of the following fiscal year. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year.

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total
Cornerstone Small Cap ETF	$538,287	$—	$538,287
Dorsey Wright ADR ETF	48,855,142	—	48,855,142
Dorsey Wright Micro-Cap ETF	662,056	—	662,056
Dorsey Wright Short ETF	1,796,930	—	1,796,930
DoubleLine Value Equity ETF	31,105,852	384,432	31,490,284
Focused Equity ETF	258,620	349,433	608,053
FolioBeyond Smart Core Bond ETF	378,665	725,167	1,103,832
Newfleet Multi-Sector Income ETF	1,899,664	6,058,851	7,958,515
Ranger Equity Bear ETF	254,695,639	207,216	254,902,855
Sage Core Reserves ETF	128,809	122,158	250,967
STAR Global Buy-Write ETF	—	223,644	223,644
Vice ETF	406,525	120,878	527,403

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)

8. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended December 31, 2019 were as follows:

	Purchases			Sales
Fund	Long Term	U.S. Government	In-Kind	Long Term	U.S. Government	In-Kind
Cornerstone Small Cap ETF	$2,068,470	$—	$—	$2,120,382	$—	$—
Dorsey Wright ADR ETF	27,834,737	—	2,557,232	27,885,343	—	11,094,908
Dorsey Wright Alpha Equal Weight ETF	—	—	32,573,727	—	—	1,872,495
Dorsey Wright FSM All Cap World ETF	—	—	27,409,006	—	—	—
Dorsey Wright FSM US Core ETF	—	—	28,894,315	—	—	1,882,769
Dorsey Wright Micro-Cap ETF	1,036,849	—	1,089,064	992,137	—	1,162,147
Dorsey Wright Short ETF	14,965,755	—	—	—	—	—
DoubleLine Value Equity ETF	13,323,107	—	—	13,847,791	—	6,777,932
Focused Equity ETF	4,264,173	—	5,515,508	4,543,489	—	3,343,369
FolioBeyond Smart Core Bond ETF	2,647,229	—	1,930,954	2,668,178	—	—
Newfleet Multi-Sector Income ETF	15,032,582	5,851,183	—	20,865,757	2,932,597	—
Pure Cannabis ETF	14,436,425	—	15,204,203	15,939,293	—	—
Ranger Equity Bear ETF	34,968,500	—	—	24,964,753	—	—
Sage Core Reserves ETF	60,797,777	—	—	39,742,479	—	—
STAR Global Buy-Write ETF	973,480	—	—	693,400	—	—
Vice ETF	3,487,209	—	632,993	3,647,957	—	1,829,023

9. Risks Involved with Investing in the Funds

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in each Fund could result in a loss or the performance of each Fund could be inferior to that of other investments.

Credit Risk

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. The Fund’s, and its affiliates, manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its Statements of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

Fund of Funds Risk

Some of the Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds

ADVISORSHARES TRUST Notes to Financial Statements (Continued) December 31, 2019 (Unaudited)
9. Risks Involved with Investing in the Funds – (continued)

is subject to the risk associated with the Underlying ETFs that comprise their Underlying Index. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

Liquidity Risk

In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to ‘‘circuit breaker’’ rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

New Fund Risk

Some of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

Cannabis-Related Company Risk

Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may (i) significantly affect a cannabis-related company’s ability to secure financing, (ii) impact the market for marijuana industry sales and services, and (iii) set limitations on marijuana use, production, transportation, and storage. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the greater agricultural industry, including changes to or trends that affect commodity prices, labor costs, weather conditions, and laws and regulations related to environmental protection, health and safety. Cannabis-related companies may also be subject to risks associated with the biotechnology and pharmaceutical industries. These risks include increased government regulation, the use and enforcement of intellectual property rights and patents, technological change and obsolescence, product liability lawsuits, and the risk that research and development may not necessarily lead to commercially successful products.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require additional disclosure.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of the Sub-Advisory Agreement for the AdvisorShares STAR Global Buy-Write ETF, AdvisorShares Ranger Equity Bear ETF, AdvisorShares Dorsey Wright ADR ETF, AdvisorShares Dorsey Wright Micro-Cap ETF, and AdvisorShares Dorsey Wright Short ETF

At meetings of the Board of Trustees (the “Board”) of AdvisorShares Trust (the “Trust”) held on August 20, 2019 and November 21, 2019, the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the renewal of separate sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between AdvisorShares Investments, LLC (the “Advisor”) and (1) Partnervest Advisory Services, LLC, on behalf of the AdvisorShares STAR Global Buy-Write ETF, (2) Ranger Alternative Management L.P., on behalf of the AdvisorShares Ranger Equity Bear ETF, and (3) Dorsey, Wright & Associates, LLC, on behalf of the AdvisorShares Dorsey Wright ADR ETF, AdvisorShares Dorsey Wright Micro-Cap ETF and AdvisorShares Dorsey Wright Short ETF (collectively, the “Sub-Advisors”), pursuant to which the Sub-Advisors perform portfolio management and related services for the Funds.

Pursuant to Section 15 of the 1940 Act, to continue after their initial two-year term, the Sub-Advisory Agreements must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Sub-Advisory Agreements for an additional one-year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Advisor and Sub-Advisors. The Board uses this information, as well as other information that the Advisor, Sub-Advisors and other service providers may submit to the Board at the meetings and over the course of the prior year, to help evaluate each Sub-Advisor’s fee and other aspects of the Sub-Advisory Agreements and decide whether to renew the Sub-Advisory Agreements for an additional year.

As discussed in further detail below, prior to and at the meetings, the Board, including the Independent Trustees, reviewed written materials from the Advisor and each Sub-Advisor regarding, among other things: (i) the nature, extent and quality of the services provided by each Sub-Advisor; (ii) the performance of each Sub-Advisor; (iii) the costs of the services provided and profits realized by each Sub-Advisor; (iv) the potential for economies of scale for the benefit of each Fund’s shareholders; and (v) any ancillary benefits to each Sub-Advisor. The Board received an overview of each Sub-Advisor’s operations and management of the Funds, including comparative fee data and profitability analysis for each Fund, and was also provided with information with respect to compliance oversight. The Board reviewed the management of each Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed each Sub-Advisor’s overall business generally, including any noteworthy personnel changes.

The Board deliberated on the renewal of the Sub-Advisory Agreements in light of the written materials that it received before the meetings, information it received at the meetings, and information it had received at prior board meetings. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of each Sub-Advisor and the renewal of its Sub-Advisory Agreement. The Board did not identify any single piece of information discussed below that was paramount, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services provided by each Sub-Advisor, the Board reviewed the portfolio management services provided to each Fund. The most recent Form ADV for each Sub-Advisor also was provided to the Board, as were responses to a detailed series of questions that, among other things, requested information about the Sub-Advisor’s business, services, and compensation. The Board considered each Sub-Advisor’s overall quality of personnel, operations, and financial condition, its investment advisory capabilities, and information concerning its compliance function, operational capabilities, and portfolio management team. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Sub-Advisors.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Performance of the Funds. The Board was provided with information regarding each Fund’s performance for various periods, as well as comparative performance information. Each Sub-Advisor provided information regarding factors impacting the performance of the Funds, outlining current market conditions, and explaining its expectations and strategies for the future. Based on this information, the Board concluded that it was satisfied with the investment results that each Sub-Advisor had been able to achieve for its respective Fund.

Cost of Services and Profitability. In considering whether the sub-advisory fee payable with respect to each Fund is reasonable, the Board reviewed the sub-advisory fee paid by the Advisor to each Sub-Advisor, the fee waived and/or expenses reimbursed by each Sub-Advisor over the period, the costs and other expenses incurred by each Sub-Advisor in providing the services, and the profitability analysis with respect to each Fund. The Board also reviewed information comparing each Fund’s fee to the fee paid by comparable funds. Based on its review, in the context of its full deliberations, the Board concluded for each Fund that the sub-advisory fee appears to be reasonable in light of the services rendered.

Economies of Scale. The Board considered for each Fund whether economies of scale were realized, noting any fee waivers and/or expense reimbursements by the Sub-Advisors and whether the Sub-Advisors’ fee includes breakpoints. The Board determined to continue to assess on an ongoing basis whether the aggregate advisory fee for each Fund appropriately takes into account any economies of scale that had been realized as a result of any significant asset growth of the Fund.

Ancillary Benefits. The Board noted the potential benefits to be received by each Sub-Advisor as a result of its relationship with a Fund (other than the sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with a Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of each Sub-Advisory Agreement are fair and reasonable; (ii) concluded that each Sub-Advisor’s fee is reasonable in light of the services that it provides to its respective Fund; and (iii) agreed to renew each Sub-Advisory Agreement for another year.

Approval of the Advisory Agreement for AdvisorShares Dorsey Wright FSM US Core ETF, AdvisorShares Dorsey Wright FSM All Cap World ETF, and AdvisorShares Dorsey Wright Alpha Equal Weight ETF

At a meeting held on November 21, 2019, the Board, including the Independent Trustees, considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor on behalf of the AdvisorShares Dorsey Wright FSM US Core ETF, AdvisorShares Dorsey Wright FSM All Cap World ETF, and AdvisorShares Dorsey Wright Alpha Equal Weight ETF. The Board noted that the Advisor provides investment advisory services to the other series of the Trust and that an annual in-depth review of the Advisor with respect to those series had recently been conducted in May 2019.

In connection with its consideration of the Advisory Agreement, the Board, including the Independent Trustees, requested, received and evaluated materials from the Advisor about the services proposed to be provided thereunder, including information about the key features of each Fund and related matters.  The Board also reviewed information regarding the proposed investment advisory fee rate and various other materials that it considered relevant to its consideration and approval of the proposed agreement.

In considering the Advisory Agreement, the Board considered and discussed information and analysis provided by the Advisor. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and individual trustees may have attributed different weights to various factors.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by the Advisor to each Fund, the Board reviewed the services to be provided by the Advisor, noting that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Advisor will have as investment advisor to each Fund, including the oversight of service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor, including those individuals responsible for portfolio management. The Board also considered the Advisor’s operational capabilities and resources and its experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services expected to be provided to the Funds by the Advisor.

Performance. In connection with the assessment of the ability of the Advisor to perform its duties under the Advisory Agreement, the Board considered its investment performance and experience generally and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the resources necessary to perform its obligations under the Advisory Agreement.

Cost of Services and Profitability. The Board considered the cost of the services to be provided by the Advisor, reviewed the fee to be paid pursuant to the Advisory Agreement, and considered the estimated profitability projected by the Advisor from its relationship with each Fund. The Board also reviewed information provided by the Advisor regarding advisory fees of comparable funds, and evaluated the proposed fee arrangement in light of this information and the factors that judicial decisions have specified as pertinent generally.  The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratio of each Fund.  Based on its review, within the context of its full deliberations, the Board determined that the fee proposed to be paid by each Fund to the Advisor appears to be reasonable in light of the services to be provided.

Economies of Scale. The Board considered the potential for economies of scale and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in a Fund, the Board determined to reassess whether the investment advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth. The Board also considered the Advisor’s willingness to enter into a contractual expense limitation agreement for each Fund, noting that this would protect shareholders from high operational costs.

Ancillary Benefits. The Board noted the potential benefits to be received by the Advisor as a result of its relationship with each Fund (other than the advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the Advisory Agreement are fair and reasonable; (ii) concluded that the fee to be paid to the Advisor is reasonable in light of the services that it will provide to each Fund; and (iii) agreed to approve the Advisory Agreement for an initial term of two years.

SUPPLEMENTAL INFORMATION

Quarterly Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters as an exhibit to its reports on Form N-PORT. Copies of the filings are available without charge on the SEC’s website at www.sec.gov.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-877-843-3831. This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.advisorshares.com.

ADVISORSHARES TRUST
Investment Advisor
AdvisorShares Investments, LLC 4800 Montgomery Lane, Suite 150 Bethesda, MD 20814
Sub-Advisors
Ranger Alternative Management, L.P. 2828 N. Harwood Street, Suite 1900 Dallas, TX 75201
Newfleet Asset Management, LLC 100 Pearl Street Hartford, CT 06103
Partnervest Advisory Services, LLC 1216 State Street, 3rd Floor Santa Barbara, CA 93101
Sage Advisory Services, Ltd. Co. 5900 Southwest Parkway, Building I Austin, TX 78735
Cornerstone Investment Partners, LLC 3438 Peachtree Road NE, Suite 900 Atlanta, GA 30326
Dorsey, Wright & Associates, LLC 1101 Boulder Spring Drive, Suite 150 Richmond, VA 23225
DoubleLine Equity LP 505 N. Brand Boulevard, Suite 860 Glendale, CA 91203
Distributor
Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101
Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon 240 Greenwich Street New York, NY 10286
Legal Counsel
Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, D.C. 20004
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP 50 South 16th Street, Suite 2900 Philadelphia, PA 19102

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of management and other information.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	February 27, 2020

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	February 27, 2020

* Print the name and title of each signing officer under his or her signature.